           As filed with the Securities and Exchange Commission on July 23, 1998


                                                       Registration No. 33-87382

                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.

                                    Form N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                           Pre-Effective Amendment No.            (   )
                                                          --

                           Post-Effective Amendment No.   4       ( X )

                                                          --

                                       and

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 4                    ( X )


                NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
                         (Exact Name of Registrant)

                         NEW YORK LIFE INSURANCE AND
                             ANNUITY CORPORATION
                             (Name of Depositor)

                 51 Madison Avenue, New York, New York 10010
             (Address of Depositor's Principal Executive Office)

                Depositor's Telephone Number:  (212) 576-7000

                               Carol Yee, Esq.
               New York Life Insurance and Annuity Corporation
                              51 Madison Avenue
                          New York, New York 10010
                   (Name and Address of Agent for Service)

                                  Copy to:

Peter Panarites, Esq.                          Michael J. McLaughlin, Esq.
Freedman, Levy, Kroll & Simond                 Senior Vice President
1050 Connecticut Avenue                        and General Counsel
Suite 825                                      New York Life Insurance Company
Washington, D.C.  20036                        51 Madison Avenue
                                               New York, New York  10010

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box)


    immediately upon filing pursuant to paragraph (b) of Rule 485.
---
 X  on August 1, 1998 pursuant to paragraph (b) of Rule 485.
---
    60 days after filing pursuant to paragraph (a)(1) of Rule 485.
---
    on ___________ pursuant to paragraph (a)(1) of Rule 485.
---


    Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has registered an indefinite amount of the securities being offered pursuant to this Registration Statement. On March [30], 1998, Registrant filed its Form 24F-2 for Registrant's most recent fiscal year.

                              CROSS REFERENCE SHEET


                      INFORMATION REQUIRED IN A PROSPECTUS

Item of Form N-4                                      Prospectus Caption
----------------                                      ------------------

1.  Cover Page                                        Cover Page

2.  Definitions                                       Definitions

3.  Synopsis                                          Fee Table

4.  Condensed Financial Information                   Condensed Financial Information

5.  General Description of Registrant,                New York Life Insurance and Annuity
    Depositor and Portfolio Companies                 Corporation; The Portfolios; The Separate
                                                      Accounts; Voting Rights

6.  Deductions and Expenses                           Charges and Deductions; Fee Table; Federal
                                                      Tax Matters; Distributor of the Policies

7.  General Description of Variable                   The Policies; Distributions Under the Policy;
    Annuity Contracts                                 Voting Rights; Charges and Deductions; The
                                                      Fixed Account

8.  Annuity Period                                    Income Payments

9.  Death Benefit                                     Distributions Under the Policy

10. Purchases and Contract Value                      Policy Application and Premium Payments;
                                                      Accumulation Period

11. Redemptions                                       Surrenders and Withdrawals; Income Payments;
                                                      Cancellations

12. Taxes                                             Federal Tax Matters

13. Legal Proceedings                                 Statement of Additional Information - Legal
                                                      Proceedings

14. Table of Contents of the Statement of             Table of Contents for the Statement of
    Additional Information                            Additional Information

        INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION


                                                      Statement of Additional
Item of Form N-4                                      Information Caption
----------------                                      -----------------------

15. Cover Page                                        Cover Page

16. Table of Contents                                 Table of Contents

17. General Information & History                     Not Applicable

18. Services                                          Safekeeping of Separate Account Assets

19. Purchase of Securities Being Offered              Distributor of the Policies

20. Underwriters                                      Distributor of the Policies

21. Calculation of Performance Data                   Investment Performance Calculations

22. Annuity Payments                                  Valuation of Accumulation Units

23. Financial Statements                              Financial Statements

                        PROSPECTUS DATED AUGUST 1, 1998


                                      FOR

                         MAINSTAY PLUS VARIABLE ANNUITY
                                      FROM
                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            (A DELAWARE CORPORATION)
                  51 MADISON AVENUE, NEW YORK, NEW YORK 10010
                                  INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


     This Prospectus describes individual flexible premium MainStay Plus Variable Annuity policies offered by New York Life Insurance and Annuity Corporation ("NYLIAC"). The policies are primarily designed to assist individuals in their retirement planning, and can be used with plans that do and plans that do not qualify for special federal income tax treatment. Premium payments accumulate on a tax-deferred basis and their value can be later distributed under a number of different methods. The policies offer flexible premium payments, access to cash value through partial withdrawals (although certain withdrawals may be subject to a surrender charge and/ or tax penalty), a choice of when income payments will commence, and a guaranteed payment of premiums (or the policy's value, if greater) to the beneficiary if the owner or annuitant dies before income payments have commenced. The policies offer premium allocation choices, including a guaranteed interest option, three general account options specifically for the dollar cost averaging program (available commencing on October 1, 1998, in states where approved) and the twenty-six separate account variable investment divisions listed below.


    -    MainStay VP Capital Appreciation
    -    MainStay VP Cash Management
    -    MainStay VP Convertible
    -    MainStay VP Government
    -    MainStay VP High Yield Corporate Bond
    -    MainStay VP International Equity
    -    MainStay VP Total Return
    -    MainStay VP Value
    -    MainStay VP Bond
    -    MainStay VP Growth Equity
    -    MainStay VP Indexed Equity
    -    American Century Income & Growth
    -    Dreyfus Large Company Value
    -    Eagle Asset Management Growth Equity
    -    Lord Abbett Developing Growth
    -    Alger American Small Capitalization
    -    Calvert Social Balanced
    -    Fidelity VIP II Contrafund
    -    Fidelity VIP Equity-Income
    -    Janus Aspen Series Balanced
    -    Janus Aspen Series Worldwide Growth
    -    MFS Growth With Income Series
    -    MFS Research Series
    -    Morgan Stanley Emerging Markets Equity
    -    T. Rowe Price Equity Income
    -    Van Eck Worldwide Hard Assets

We do not guarantee the investment performance of these investment divisions, which involve varying degrees of risk.

     This Prospectus provides information that a prospective investor should know before investing. Please read it carefully and retain it for future reference. This Prospectus is not valid unless attached to current prospectuses for the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Fidelity Variable Insurance Products Fund II, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the MFS Variable Insurance Trust, the Morgan Stanley Universal Funds, Inc., the T. Rowe Price Equity Series, Inc. and the Van Eck Worldwide Insurance Trust.


     Registration statements relating to the policies and the separate account have been filed with the Securities and Exchange Commission. A Statement of Additional Information, dated August 1, 1998, is incorporated herein by reference. The Statement of Additional Information is available free by writing NYLIAC at the address above or by calling (888) 695-6246. The table of contents for the Statement of Additional Information is included at the end of this Prospectus.

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. PREMIUMS ALLOCATED TO THE SEPARATE ACCOUNT ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.


     This prospectus dated August 1, 1998 is a revision of NYLIAC's prospectus dated May 1, 1998 for the MainStay Plus Variable Annuity Policies, and reflects limited changes in the Policies and features described in the May 1, 1998 prospectus. For convenience, in lieu of a supplement to the May 1, 1998 prospectus, the prospectus has been reprinted in its entirety.

                               TABLE OF CONTENTS


                                         PAGE
                                         ----
DEFINITIONS............................    3
FEE TABLE..............................    6
QUESTIONS AND ANSWERS ABOUT MAINSTAY
  PLUS VARIABLE ANNUITY................   10
FINANCIAL STATEMENTS...................   15
CONDENSED FINANCIAL INFORMATION........   16
NEW YORK LIFE INSURANCE AND ANNUITY
  CORPORATION AND THE SEPARATE
  ACCOUNT..............................   17
  New York Life Insurance and Annuity
     Corporation.......................   17
  The Separate Account.................   17
  The Portfolios.......................   17
  Additions, Deletions or Substitutions
     of Investments....................   18
  Reinvestment.........................   19
THE POLICIES...........................   19
  Purpose of Policies..................   19
  Types of Policies....................   19
  Issuing the Policy and Premium
     Payments..........................   19
  Issue Ages...........................   20
  Transfers............................   20
  Procedures for Telephone
     Transactions......................   21
  Dollar Cost Averaging................   21
  Automatic Asset Reallocation.........   22
  Interest Sweep.......................   22
  Accumulation Period..................   22
     (a) Crediting of Premium
          Payments.....................   22
     (b) Valuation of Accumulation
          Units........................   23
  Third Party Investment Advisory
     Arrangements......................   23
  Owner Inquiries......................   23
CHARGES AND DEDUCTIONS.................   23
  Surrender Charges....................   23
  Amount of Surrender Charge...........   24
  Exceptions to Surrender Charges......   24
  Other Charges........................   24
  Group and Sponsored Arrangements.....   25
  Taxes................................   25
DISTRIBUTIONS UNDER THE POLICY.........   26



                                         PAGE
                                         ----
  Surrenders and Withdrawals...........   26
     (a) Surrenders....................   26
     (b) Partial Withdrawals...........   26
     (c) Periodic Partial
          Withdrawals..................   26
     (d) Hardship Withdrawals..........   27
  Required Minimum Distribution
      Option...........................   27
  Cancellations........................   27
  Annuity Commencement Date............   27
  Death Before Annuity Commencement....   27
  Income Payments......................   28
     (a) Election of Income Payment
          Options......................   28
     (b) Other Methods of Payment......   29
     (c) Proof of Survivorship.........   29
  Delay of Payments....................   29
  Designation of Beneficiary...........   29
  Restrictions Under Internal Revenue
     Code Section 403(b)(11)...........   29
  Loans................................   29
  Riders...............................   30
     (a) Living Needs Benefit Rider....   30
     (b) Unemployment Benefit  Rider...   30
THE FIXED ACCOUNT......................   31
     (a) Interest Crediting............   31
     (b) Transfers to Investment
          Divisions....................   31
     (c) Fixed Account Initial  Premium
         Guarantee.....................   31
THE DCA PROGRAM........................   32
     (a) Interest Crediting............   32
     (b) DCA Accounts..................   32
FEDERAL TAX MATTERS....................   33
  Introduction.........................   33
  Taxation of Annuities in General.....   33
  Qualified Plans......................   34
     (a) Section 403(b) Plans..........   34
     (b) Individual Retirement
          Annuities....................   34
     (c) Roth Individual Retirement
         Annuities.....................   34
     (d) Deferred Compensation  Plans..   34
DISTRIBUTOR OF THE POLICIES............   35
VOTING RIGHTS..........................   35
TABLE OF CONTENTS FOR THE STATEMENT OF
  ADDITIONAL INFORMATION...............   36


     THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NYLIAC DOES NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS OR ANY ATTACHED SUPPLEMENT THERETO OR IN ANY SUPPLEMENTAL SALES MATERIAL AUTHORIZED BY NYLIAC.

                                  DEFINITIONS

ACCUMULATION PERIOD--The period before the Annuity Commencement Date and during the lifetime of the Annuitant.

ACCUMULATION UNIT--An accounting unit used to calculate the Variable Accumulation Value prior to the Annuity Commencement Date. Each Investment Division of the Separate Account has a distinct Variable Accumulation Unit value.


ACCUMULATION VALUE--The Variable Accumulation Value, if any, plus the Fixed Accumulation Value, if any, plus the DCA Program Accumulation Value, if any, of a Policy for any Valuation Period.


AGE--The attained age on last birthday.

ALLOCATION ALTERNATIVES--The Investment Divisions of the Separate Account and the Fixed Account.

ANNUITANT--The person whose life determines the Income Payments, and upon whose death prior to the Annuity Commencement Date, benefits under the Policy may be paid.

ANNUITY COMMENCEMENT DATE--The date on which the first Income Payment under the Policy is to be made.

BENEFICIARY--The person or entity having the right to receive the death benefit set forth in the Policy and who is the "designated beneficiary" for purposes of
Section 72 of the Internal Revenue Code in the event of the Annuitant's or the Owner's death.

BUSINESS DAY--Generally, any day on which the New York Stock Exchange is open for trading. Our Business Day ends at 4:00 p.m. Eastern Time or the closing of the New York Stock Exchange, if earlier.

CORPORATION--("NYLIAC," "we," "us," "our")--New York Life Insurance and Annuity Corporation, which is a wholly-owned Delaware subsidiary of New York Life Insurance Company.


DOLLAR COST AVERAGING ("DCA") ACCOUNTS--The 6-month, 12-month and 18-month DCA Accounts used specifically for the Dollar Cost Averaging ("DCA") Program.



DOLLAR COST AVERAGING ("DCA") PROGRAM--The assets in the DCA Program are not part of the Separate Account. The DCA Program Accumulation Value is supported by assets in the General Account of the Corporation, which are subject to the claims of its general creditors.



DOLLAR COST AVERAGING ("DCA") PROGRAM ACCUMULATION VALUE--The sum of Premium Payments allocated to the DCA Accounts, plus interest credited on those Premium Payments, less transfers and any Partial Withdrawals from the DCA Program, and less any surrender charges and any Policy service charges that may already have been assessed from the DCA Program.


ELIGIBLE PORTFOLIOS ("PORTFOLIOS")--The available mutual fund Portfolios of the Funds. The MainStay VP Series Fund currently has fifteen Portfolios available for investment by the Investment Divisions of the Separate Account: the MainStay VP Capital Appreciation, MainStay VP Cash Management, MainStay VP Convertible, MainStay VP Government, MainStay VP High Yield Corporate Bond, MainStay VP International Equity, MainStay VP Total Return, MainStay VP Value, MainStay VP Bond, MainStay VP Growth Equity, MainStay VP Indexed Equity, MainStay VP American Century Income & Growth, MainStay VP Dreyfus Large Company Value, MainStay VP Eagle Asset Management Growth Equity and MainStay VP Lord Abbett Developing Growth Portfolios. The Alger American Fund has one Portfolio available to the Separate Account: the Alger American Small Capitalization Portfolio. The Calvert Variable Series has one Portfolio available to the Separate Account: the Calvert Social Balanced Portfolio ("Calvert Social Balanced Portfolio"). The Fidelity Funds have two Portfolios available to the Separate Account: the Contrafund Portfolio of the Fidelity Variable Insurance Products Fund II ("Fidelity VIP II Contrafund Portfolio") and the Equity-Income Portfolio of the Fidelity Variable Insurance Products Fund ("Fidelity VIP Equity-Income Portfolio"). The Janus Aspen Series has two Portfolios available to the Separate Account: the Balanced Portfolio of the Janus Aspen Series ("Janus Aspen Series Balanced Portfolio") and the Worldwide Growth Portfolio of the Janus Aspen Series ("Janus Aspen Series Worldwide Growth Portfolio"). The MFS Variable Insurance Trust has two Portfolios available to the Separate
Account: the MFS Growth With Income Series of the MFS Trust ("MFS Growth With Income Series") and the MFS Research Series of the MFS Trust ("MFS Research Series"). The Morgan Stanley Fund has one Portfolio available to the Separate
Account: the Emerging Markets Equity Portfolio ("Morgan Stanley Emerging Markets Equity Portfolio"). The T. Rowe Price Equity Series has one Portfolio available to the Separate Account: the T. Rowe Price Equity Income Portfolio ("T. Rowe Price Equity Income Portfolio"). The Van Eck Worldwide Insurance Trust has one Portfolio available to the Separate Account: the Van Eck Worldwide Hard Assets Portfolio ("Van Eck Worldwide Hard Assets Portfolio").

FIXED ACCOUNT--Assets in the Fixed Account are not part of the Separate Account. The Accumulation Value of the Fixed Account is supported by assets in the General Account of the Corporation, which are subject to the claims of its general creditors.


FIXED ACCUMULATION VALUE--The sum of Premium Payments and transfers allocated to the Fixed Account, plus interest credited on those Premium Payments and transfers, less transfers and any Partial Withdrawals from the Fixed Account, and less any surrender charges and any Policy service charges that may have already been assessed from the Fixed Account.


FIXED INCOME PAYMENTS--Income Payments having a guaranteed amount.

FUNDS (EACH, INDIVIDUALLY, A "FUND")--The MainStay VP Series Fund, Inc. ("MainStay VP Series Fund" and, formerly, "New York Life MFA Series Fund, Inc."), the Alger American Fund ("Alger American Fund"), the Calvert Variable Series, Inc. ("Calvert Variable Series"), the Fidelity Variable Insurance Products Fund and the Fidelity Variable Insurance Products Fund II (collectively, the "Fidelity Variable Insurance Products Funds" or the "Fidelity Funds"), the Janus Aspen Series ("Janus Aspen Series"), the MFS Variable Insurance Trust ("MFS Trust"), the Morgan Stanley Universal Funds, Inc. ("Morgan Stanley Fund"), the T. Rowe Price Equity Series, Inc. ("T. Rowe Price Series") and the Van Eck Worldwide Insurance Trust ("Van Eck Trust").

INCOME PAYMENTS--Periodic payments made by NYLIAC to the Payee, generally after the Annuity Commencement Date.

INVESTMENT DIVISION ("DIVISION")--A division of the Separate Account. Each Investment Division invests exclusively in shares of a specified Eligible Portfolio.

ISSUE DATE--The date the Policy is executed.

NON-QUALIFIED POLICIES--Policies that do not qualify for special federal income tax treatment.

OWNER ("YOU," "YOUR")--The person(s) or entity designated as the Owner in the Policy, or as subsequently changed, and upon whose death prior to the Annuity Commencement Date benefits under the Policy may be paid. If NYLIAC issues a jointly owned Policy, ownership rights and privileges under the Policy must be exercised jointly and benefits under the Policy will be paid upon the death of any joint owner.

PARTIAL WITHDRAWAL--Any part of the Accumulation Value paid to you, at your request, in accordance with the terms of the Policy.

PAYEE--A recipient of payments under the Policy.

PAYMENT YEAR(S)--With respect to any Premium Payment, the year(s) commencing on the date of such Premium Payment.

POLICY--The MainStay Plus Variable Annuity policy offered by NYLIAC that is described in this Prospectus.

POLICY ANNIVERSARY--An anniversary of the Policy Date displayed on the Policy Data Page.

POLICY DATA PAGE--Page 2 of the Policy, containing the Policy specifications.

POLICY DATE--The date from which Policy Years, quarters, months and anniversaries are measured. It is shown on the Policy Data Page.

POLICY REQUEST--Information submitted by a broker-dealer for the purpose of issuing a Policy as required by NYLIAC.

POLICY YEAR--A year commencing on the Policy Date. Subsequent Policy Years begin on each Policy Anniversary, unless otherwise indicated.

PREMIUM PAYMENT--An amount paid to the Corporation as consideration for the benefits provided by the Policy.

PURCHASE DATE--The Business Day on which a Premium Payment is received by us and credited under the Policy.

QUALIFIED POLICIES--Policies issued under plans that qualify for special federal income tax treatment.

REQUIRED MINIMUM DISTRIBUTION--An amount the Internal Revenue Code requires the Owners of certain Qualified Policies to withdraw each year generally commencing with the year the Owner reaches age 70 1/2. For IRA and

TSA Owners, NYLIAC offers a Required Minimum Distribution Option. Under this Option, NYLIAC will calculate and process the annual Required Minimum Distribution for such Policies beginning at age 70 1/2 when required by the Code.

SEPARATE ACCOUNT--NYLIAC Variable Annuity Separate Account-III, a segregated asset account established by NYLIAC to receive and invest Premium Payments paid under the Policies and into which assets are placed for the purchasers of the Policies.

SURRENDER CHARGE--An amount charged by the Corporation during the first six (6) Payment Years after each Premium Payment is made, when a Partial Withdrawal of the Accumulation Value is made or when the Policy is surrendered for its Accumulation Value.

VALUATION PERIOD--The period from the close of the immediately preceding Business Day to the close of the current Business Day.

VALUATION TIME--The time of the close of the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on any day on which the New York Stock Exchange is open for trading.

VARIABLE ACCUMULATION VALUE--The sum of the products of the current Accumulation Unit value(s) for each of the Investment Divisions multiplied by the number of Accumulation Units held in the respective Investment Division.

                                   FEE TABLE
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                                                                       MAINSTAY VP
                                                              MAINSTAY VP    MAINSTAY VP                               HIGH YIELD
                                                                CAPITAL         CASH       MAINSTAY VP   MAINSTAY VP    CORPORATE
                                                              APPRECIATION   MANAGEMENT    CONVERTIBLE   GOVERNMENT       BOND
                                                              ------------   -----------   -----------   -----------   -----------
OWNER TRANSACTION EXPENSES
  Maximum Contingent Deferred Sales Load(a)
    (as a % of amount withdrawn)............................        7%             7%            7%            7%            7%
  Transfer Fee..............................................  NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12 transfers per Policy Year.
  Annual Policy Service Charge..............................  Lesser of $30 per Policy or 2% of the Accumulation Value, for
                                                              Policies with less than $20,000 of Accumulation Value.
SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average account value)
  Mortality and Expense Risk Fees...........................     1.25%          1.25%         1.25%         1.25%         1.25%
  Administration Fees.......................................     0.15%          0.15%         0.15%         0.15%         0.15%
  Total Separate Account Annual
    Expenses................................................     1.40%          1.40%         1.40%         1.40%         1.40%
FUND ANNUAL EXPENSES AFTER REIMBURSEMENT
  (as a % of average net assets for the fiscal year ended
    December 31,1997)(k)
  Advisory Fees.............................................     0.36%          0.25%         0.36%         0.30%         0.30%
  Administration Fees.......................................     0.20%          0.20%         0.20%         0.20%         0.20%
  Other Expenses............................................     0.09%          0.09%         0.17%(b)      0.13%         0.09%
  Total Fund Annual Expenses................................     0.65%          0.54%         0.73%(b)      0.63%         0.59%


                                                               MAINSTAY VP
                                                              INTERNATIONAL
                                                                 EQUITY
                                                              -------------
OWNER TRANSACTION EXPENSES
  Maximum Contingent Deferred Sales Load(a)
    (as a % of amount withdrawn)............................         7%
  Transfer Fee..............................................
                                                              Accumulation
  Annual Policy Service Charge..............................  Value.
SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average account value)
  Mortality and Expense Risk Fees...........................      1.25%
  Administration Fees.......................................      0.15%
  Total Separate Account Annual
    Expenses................................................      1.40%
FUND ANNUAL EXPENSES AFTER REIMBURSEMENT
  (as a % of average net assets for the fiscal year ended
    December 31,1997)(k)
  Advisory Fees.............................................      0.60%
  Administration Fees.......................................      0.20%
  Other Expenses............................................      0.17%(b)
  Total Fund Annual Expenses................................      0.97%(b)



                                                              MAINSTAY VP                               MAINSTAY VP   MAINSTAY VP
                                                                 TOTAL      MAINSTAY VP   MAINSTAY VP     GROWTH        INDEXED
                                                                RETURN         VALUE         BOND         EQUITY        EQUITY
                                                              -----------   -----------   -----------   -----------   -----------
OWNER TRANSACTION EXPENSES
  Maximum Contingent Deferred Sales Load(a)
    (as a % of amount withdrawn)............................        7%            7%            7%            7%            7%
  Transfer Fee..............................................  NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12 transfers per Policy Year.
  Annual Policy Service Charge..............................  Lesser of $30 per Policy or 2% of the Accumulation Value, for
                                                              Policies with less than $20,000 of Accumulation Value.
SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average account value)
  Mortality and Expense Risk Fees...........................     1.25%         1.25%         1.25%         1.25%         1.25%
  Administration Fees.......................................     0.15%         0.15%         0.15%         0.15%         0.15%
  Total Separate Account Annual
    Expenses................................................     1.40%         1.40%         1.40%         1.40%         1.40%
FUND ANNUAL EXPENSES AFTER REIMBURSEMENT
  (as a % of average net assets for the fiscal year ended
    December 31, 1997)(k)
  Advisory Fees.............................................     0.32%         0.36%         0.25%         0.25%         0.10%
  Administration Fees.......................................     0.20%         0.20%         0.20%         0.20%         0.20%
  Other Expenses............................................     0.08%         0.09%         0.05%         0.05%         0.09%
  Total Fund Annual Expenses................................     0.60%         0.65%         0.50%         0.50%         0.39%

                                                               AMERICAN    DREYFUS
                                                               CENTURY      LARGE
                                                               INCOME &    COMPANY
                                                              GROWTH(G)    VALUE(G)
                                                              ---------    --------
OWNER TRANSACTION EXPENSES
  Maximum Contingent Deferred Sales Load(a)
    (as a % of amount withdrawn)............................       7%          7%
  Transfer Fee..............................................
  Annual Policy Service Charge..............................  Accumulation Value.
SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average account value)
  Mortality and Expense Risk Fees...........................    1.25%       1.25%
  Administration Fees.......................................    0.15%       0.15%
  Total Separate Account Annual
    Expenses................................................    1.40%       1.40%
FUND ANNUAL EXPENSES AFTER REIMBURSEMENT
  (as a % of average net assets for the fiscal year ended
    December 31, 1997)(k)
  Advisory Fees.............................................    0.50%       0.60%
  Administration Fees.......................................    0.20%       0.20%
  Other Expenses............................................    0.15%(j)    0.15%(j)
  Total Fund Annual Expenses................................    0.85%       0.95%


------------

(a) The contingent deferred sales load percentage applicable to any amount withdrawn declines by 1% each Payment Year from 7% during the first three Payment Years to 4% in the sixth
     Payment Year, with no charge thereafter. Certain exceptions may apply. See "Surrender Charges" on page 23.
(b) These numbers reflect an expense reimbursement agreement effective through December 31, 1998 limiting "Other
     Expenses" to 0.17% annually. In the absence of the expense reimbursement arrangement, the "Total Fund Annual Expenses" for the year ending December 31, 1997 would have been 0.78% and 1.25% for the MainStay VP Convertible and the MainStay
     VP International Equity Portfolios, respectively.
(c) These fees are based on expenses for the fiscal year 1997, and have been restated to reflect an increase in transfer agency expenses of 0.01% expected to be incurred in 1998.
     The "Advisory Fee" includes a performance adjustment which could cause the fee to be as high as 0.85% or as low as 0.55%, depending on performance. "Other Expenses" reflect an indirect fee of 0.03%. "Total Fund Annual Expenses" after reductions for fees paid indirectly would have been 0.78%.
(d) A portion of the brokerage commissions that these Portfolios pay was used to reduce the Portfolios' annual expenses. In addition, these Portfolios have entered into arrangements with their custodian and transfer agent whereby interest earned on uninvested cash balances was used to reduce custodian and transfer agent expenses. Including these reductions, the "Total Fund Annual Expenses" would have been 0.68% for the Fidelity VIP Contrafund Portfolio and 0.57% for the Fidelity VIP Equity-Income Portfolio.

                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                EAGLE
                                                                ASSET                        ALGER
                                                              MANAGEMENT   LORD ABBETT      AMERICAN      CALVERT     FIDELITY
                                                                GROWTH     DEVELOPING        SMALL         SOCIAL      VIP II
                                                              EQUITY(G)     GROWTH(G)    CAPITALIZATION   BALANCED   CONTRAFUND
                                                              ----------   -----------   --------------   --------   ----------
OWNER TRANSACTION EXPENSES
  Maximum Contingent Deferred Sales Load(a) (as a % of
    amount withdrawn).......................................       7%            7%             7%            7%          7%
  Transfer Fee..............................................  NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12 transfers per Policy Year.
  Annual Policy Service Charge..............................  Lesser of $30 per Policy or 2% of the Accumulation Value, for
                                                              Policies with less than $20,000 of Accumulation Value.
SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average account value)
  Mortality and Expense Risk Fees...........................    1.25%         1.25%          1.25%         1.25%       1.25%
  Administration Fees.......................................    0.15%         0.15%          0.15%         0.15%       0.15%
  Total Separate Account Annual
    Expenses................................................    1.40%         1.40%          1.40%         1.40%       1.40%
FUND ANNUAL EXPENSES AFTER REIMBURSEMENT
  (as a % of average net assets for the fiscal year ended
    December 31, 1997)(k)
  Advisory Fees.............................................    0.50%         0.60%          0.85%         0.69%(c)    0.60%
  Administration Fees.......................................    0.20%         0.20%             --            --          --
  Other Expenses............................................    0.15%(j)      0.15%(j)       0.04%         0.12%(c)    0.11%
  Total Fund Annual Expenses................................    0.85%         0.95%          0.89%         0.81%(c)    0.71%(d)


                                                                              JANUS
                                                              FIDELITY VIP    ASPEN
                                                                EQUITY-       SERIES
                                                                 INCOME      BALANCED
                                                              ------------   --------
OWNER TRANSACTION EXPENSES
  Maximum Contingent Deferred Sales Load(a) (as a % of
    amount withdrawn).......................................        7%           7%
  Transfer Fee..............................................  Year.
  Annual Policy Service Charge..............................  Accumulation Value.
SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average account value)
  Mortality and Expense Risk Fees...........................     1.25%        1.25%
  Administration Fees.......................................     0.15%        0.15%
  Total Separate Account Annual
    Expenses................................................     1.40%        1.40%
FUND ANNUAL EXPENSES AFTER REIMBURSEMENT
  (as a % of average net assets for the fiscal year ended
    December 31, 1997)(k)
  Advisory Fees.............................................     0.50%        0.76%
  Administration Fees.......................................        --           --
  Other Expenses............................................     0.08%        0.07%
  Total Fund Annual Expenses................................     0.58%(d)     0.83%(e)


                                                                                                            MORGAN
                                                              JANUS ASPEN                                  STANLEY
                                                                SERIES        MFS GROWTH         MFS       EMERGING   T. ROWE PRICE
                                                               WORLDWIDE     WITH INCOME      RESEARCH     MARKETS       EQUITY
                                                                GROWTH        SERIES(G)       SERIES(G)     EQUITY      INCOME(G)
                                                              -----------    -----------      ---------    --------   -------------
OWNER TRANSACTION EXPENSES
  Maximum Contingent Deferred Sales Load(a) (as a % of
    amount withdrawn).......................................        7%             7%              7%          7%            7%
  Transfer Fee..............................................  NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12 transfers per Policy Year.
  Annual Policy Service Charge..............................  Lesser of $30 per Policy or 2% of the Accumulation Value, for
                                                              Policies with less than $20,000 of Accumulation Value.
SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average account value)
  Mortality and Expense Risk Fees...........................     1.25%          1.25%           1.25%       1.25%         1.25%
  Administration Fees.......................................     0.15%          0.15%           0.15%       0.15%         0.15%
  Total Separate Account Annual
    Expenses................................................     1.40%          1.40%           1.40%       1.40%         1.40%
FUND ANNUAL EXPENSES AFTER REIMBURSEMENT
  (as a % of average net assets for the fiscal year ended
    December 31, 1997)(k)
  Advisory Fees.............................................     0.66%          0.75%           0.75%       --  %         0.85%(h)
  Administration Fees.......................................        --             --              --       0.25%            --
  Other Expenses............................................     0.08%          0.25%           0.13%       1.50%            --
  Total Fund Annual Expenses................................     0.74%(e)       1.00%           0.88%       1.75%(f)      0.85%


                                                                VAN ECK
                                                               WORLDWIDE
                                                                 HARD
                                                               ASSETS(G)
                                                               ---------
OWNER TRANSACTION EXPENSES
  Maximum Contingent Deferred Sales Load(a) (as a % of
    amount withdrawn).......................................        7%
  Transfer Fee..............................................  Year.
                                                              Accumulation
  Annual Policy Service Charge..............................  Value.
SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average account value)
  Mortality and Expense Risk Fees...........................     1.25%
  Administration Fees.......................................     0.15%
  Total Separate Account Annual
    Expenses................................................     1.40%
FUND ANNUAL EXPENSES AFTER REIMBURSEMENT
  (as a % of average net assets for the fiscal year ended
    December 31, 1997)(k)
  Advisory Fees.............................................     1.00%
  Administration Fees.......................................        --
  Other Expenses............................................     0.17%(i)
  Total Fund Annual Expenses................................     1.17%


------------

(e) A reduced "Advisory Fee" schedule was put into effect on July 1, 1997. The "Advisory Fee" reflects the new rate applied to net assets as of December 31, 1997. "Other
     Expenses" are based on gross expenses of the Fund shares before expense offset arrangements for the fiscal year ended
     December 31, 1997. Janus Capital Corporation ("JCC") has agreed to reduce the "Advisory Fee" for each Portfolio to the extent that such fee exceeds the effective rate of the Janus retail fund corresponding to such Portfolio. JCC may terminate this fee reduction at any time upon 90 days' notice to the Board of Trustees of the Janus Aspen Series.
     Other waivers, if applicable, are first applied against the "Advisory Fee" and then against "Other Expenses". Absent such waivers or reductions, "Advisory Fees", "Other
     Expenses" and "Total Fund Annual Expenses" for the fiscal year ended December 31, 1997 would have been 0.77%, 0.06% and 0.83%, respectively, for the Janus Aspen Series Balanced
     Portfolio and 0.72%, 0.09% and 0.81%, respectively, for the Janus Aspen Series Worldwide Growth Portfolio.
(f) Morgan Stanley Asset Management Inc. has agreed to a reduction in its "Advisory Fees" and to reimburse the Portfolio for "Other Expenses" if such fees would cause the "Total Fund Annual Expenses" to exceed 1.75% of average daily net assets. This fee reduction agreement may be terminated by Morgan Stanley Asset Management Inc. at any time without notice. Absent such reductions, it is estimated that "Advisory Fees", "Other Expenses" and "Total Fund
     Annual Expenses" would be 1.25%, 2.62% and 4.12%, respectively.
(g) As of the date of this Prospectus, the sale of Policies offering these Investment Divisions had not begun. The Fund
     Annual Expenses are based on estimated amounts for the current fiscal year.
(h) The "Advisory Fees" include the ordinary expenses of operating the Fund.
(i) "Other Expenses" are net of soft dollar credits. Without such credits, "Other Expenses" would have been 0.18% and "Total Fund Annual Expenses" would have been 1.18%.
(j) These numbers reflect an expense reimbursement agreement effective through December 31, 1999 limiting "Other
     Expenses" to 0.15% annually.
(k) The fees and charges were provided by the Fund or its agents, which are based on 1997 expenses and may reflect estimated changes.

     The purpose of this Table is to assist the Owner in understanding the various costs and expenses that an Owner will bear directly and indirectly. The Table reflects charges and expenses of the Separate Account as well as the Funds; charges and expenses may be higher or lower in future years. For more information on the charges described in this Table see "Charges and Deductions" at page 23 and the Fund Prospectuses which accompany this Prospectus. NYLIAC may, where premium taxes are imposed by state law, deduct premium taxes on surrender of the Policy or on the Annuity Commencement Date.

EXAMPLES(1)

     An Owner would pay the following expenses on a $1,000 investment in one of the Investment Divisions listed, assuming a 5% annual return on assets:

        1. If you surrender your Policy at the end of the applicable time period:

                                                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                          --------   --------   --------   --------
                MainStay VP Capital Appreciation........................   $88.73    $142.22    $178.05    $271.13
                MainStay VP Cash Management.............................   $87.68    $139.05    $172.67    $259.81
                MainStay VP Convertible.................................   $89.49    $144.50    $181.93    $279.27
                MainStay VP Government..................................   $88.54    $141.64    $177.07    $269.08
                MainStay VP High Yield Corporate Bond...................   $88.16    $140.49    $175.12    $264.97
                MainStay VP International Equity........................   $91.79    $151.35    $193.51    $303.31
                MainStay VP Total Return................................   $88.25    $140.78    $175.60    $265.98
                MainStay VP Value.......................................   $88.73    $142.22    $178.05    $271.13
                MainStay VP Bond........................................   $87.30    $137.91    $170.72    $255.68
                MainStay VP Growth Equity...............................   $87.30    $137.91    $170.72    $255.68
                MainStay VP Indexed Equity..............................   $86.24    $134.74    $165.31    $244.18
                American Century Income & Growth........................   $90.64    $147.93         --         --
                Dreyfus Large Company Value.............................   $91.61    $150.79         --         --
                Eagle Asset Management Growth Equity....................   $90.64    $147.93         --         --
                Lord Abbett Developing Growth...........................   $91.61    $150.79         --         --
                Alger American Small Capitalization.....................   $91.03    $149.07    $189.66    $295.36
                Calvert Social Balanced.................................   $90.26    $146.79    $185.80    $287.34
                Fidelity VIP II Contrafund..............................   $89.31    $143.93    $180.96    $277.23
                Fidelity VIP Equity-Income..............................   $88.07    $140.21    $174.64    $263.94
                Janus Aspen Series Balanced.............................   $90.46    $147.37    $186.78    $289.36
                Janus Aspen Series Worldwide Growth.....................   $89.60    $144.79    $182.41    $280.27
                MFS Growth With Income Series...........................   $92.08    $152.21         --         --
                MFS Research Series.....................................   $90.93    $148.79         --         --
                Morgan Stanley Emerging Markets Equity..................   $99.27    $173.40    $230.36    $377.65
                T. Rowe Price Equity Income.............................   $90.64    $147.93         --         --
                Van Eck Worldwide Hard Assets...........................   $93.71    $157.04         --         --

        2. If you annuitize your Policy at the end of the applicable time period:

                MainStay VP Capital Appreciation........................   $88.73    $ 74.19    $126.92    $271.13
                MainStay VP Cash Management.............................   $87.68    $ 70.80    $121.25    $259.81
                MainStay VP Convertible.................................   $89.49    $ 76.64    $131.00    $279.27
                MainStay VP Government..................................   $88.54    $ 73.58    $125.89    $269.08
                MainStay VP High Yield Corporate Bond...................   $88.16    $ 72.34    $123.82    $264.97
                MainStay VP International Equity........................   $91.79    $ 83.97    $143.18    $303.31

------------

(1) For purposes of calculating these Examples, the annual Policy service charge has been expressed as an annual percentage of assets based on the average size of Policies having an Accumulation Value of less than $20,000 on December 31, 1997. This calculation method reasonably estimates annual Policy service charges applicable to Policies having an Accumulation Value of less than $20,000 but does not reflect that no annual Policy service charges are applicable to Policies having an Accumulation Value of $20,000 or greater. This means that the fees would be slightly less if your Policy has an Accumulation Value of $20,000 or greater on the Policy Anniversary or date of surrender.

                                                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                          --------   --------   --------   --------
                MainStay VP Total Return................................   $88.25    $ 72.65    $124.34    $265.98
                MainStay VP Value.......................................   $88.73    $ 74.19    $126.92    $271.13
                MainStay VP Bond........................................   $87.30    $ 69.58    $119.20    $255.68
                MainStay VP Growth Equity...............................   $87.30    $ 69.58    $119.20    $255.68
                MainStay VP Indexed Equity..............................   $86.24    $ 66.18    $113.50    $244.18
                American Century Income & Growth........................   $90.64    $ 80.31         --         --
                Dreyfus Large Company Value.............................   $91.61    $ 83.38         --         --
                Eagle Asset Management Growth Equity....................   $90.64    $ 80.31         --         --
                Lord Abbett Developing Growth...........................   $91.61    $ 83.38         --         --
                Alger American Small Capitalization.....................   $91.03    $ 81.54    $139.13    $295.36
                Calvert Social Balanced.................................   $90.26    $ 79.09    $135.07    $287.34
                Fidelity VIP II Contrafund..............................   $89.31    $ 76.03    $129.98    $277.23
                Fidelity VIP Equity-Income..............................   $88.07    $ 72.05    $123.32    $263.94
                Janus Aspen Series Balanced.............................   $90.46    $ 79.71    $136.10    $289.36
                Janus Aspen Series Worldwide Growth.....................   $89.60    $ 76.95    $131.50    $280.27
                MFS Growth With Income Series...........................   $92.08    $ 84.90         --         --
                MFS Research Series.....................................   $90.93    $ 81.23         --         --
                Morgan Stanley Emerging Markets Equity..................   $99.27    $107.58    $181.96    $377.65
                T. Rowe Price Equity Income.............................   $90.64    $ 80.31         --         --
                Van Eck Worldwide Hard Assets...........................   $93.71    $ 90.06         --         --

        3. If you do not surrender your Policy:

                MainStay VP Capital Appreciation........................   $24.10    $ 74.19    $126.92    $271.13
                MainStay VP Cash Management.............................   $22.98    $ 70.80    $121.25    $259.81
                MainStay VP Convertible.................................   $24.91    $ 76.64    $131.00    $279.27
                MainStay VP Government..................................   $23.90    $ 73.58    $125.89    $269.08
                MainStay VP High Yield Corporate Bond...................   $23.49    $ 72.34    $123.82    $264.97
                MainStay VP International Equity........................   $27.37    $ 83.97    $143.18    $303.31
                MainStay VP Total Return................................   $23.59    $ 72.65    $124.34    $265.98
                MainStay VP Value.......................................   $24.10    $ 74.19    $126.92    $271.13
                MainStay VP Bond........................................   $22.57    $ 69.58    $119.20    $255.68
                MainStay VP Growth Equity...............................   $22.57    $ 69.58    $119.20    $255.68
                MainStay VP Indexed Equity..............................   $21.44    $ 66.18    $113.50    $244.18
                American Century Income & Growth........................   $26.14    $ 80.31         --         --
                Dreyfus Large Company Value.............................   $27.17    $ 83.38         --         --
                Eagle Asset Management Growth Equity....................   $26.14    $ 80.31         --         --
                Lord Abbett Developing Growth...........................   $27.17    $ 83.38         --         --
                Alger American Small Capitalization.....................   $26.55    $ 81.54    $139.13    $295.36
                Calvert Social Balanced.................................   $25.73    $ 79.09    $135.07    $287.34
                Fidelity VIP II Contrafund..............................   $24.72    $ 76.03    $129.98    $277.23
                Fidelity VIP Equity-Income..............................   $23.39    $ 72.05    $123.32    $263.94
                Janus Aspen Series Balanced.............................   $25.94    $ 79.71    $136.10    $289.36
                Janus Aspen Series Worldwide Growth.....................   $25.02    $ 76.95    $131.50    $280.27
                MFS Growth With Income Series...........................   $27.68    $ 84.90         --         --
                MFS Research Series.....................................   $26.45    $ 81.23         --         --
                Morgan Stanley Emerging Markets Equity..................   $35.34    $107.58    $181.96    $377.65
                T. Rowe Price Equity Income.............................   $26.14    $ 80.31         --         --
                Van Eck Worldwide Hard Assets...........................   $29.41    $ 90.06         --         --

THESE EXAMPLES SHOULD NOT BE CONSIDERED REPRESENTATIONS OF PAST OR FUTURE PERFORMANCE OR EXPENSES. THE ACTUAL EXPENSES PAID OR PERFORMANCE ACHIEVED MAY BE GREATER OR LESS THAN THOSE SHOWN.

           QUESTIONS AND ANSWERS ABOUT MAINSTAY PLUS VARIABLE ANNUITY

     NOTE: THE FOLLOWING SECTION CONTAINS BRIEF QUESTIONS AND ANSWERS ABOUT MAINSTAY PLUS VARIABLE ANNUITY. REFERENCE SHOULD BE MADE TO THE BODY OF THIS PROSPECTUS FOR MORE DETAILED INFORMATION.

1. WHAT IS MAINSTAY PLUS VARIABLE ANNUITY?


     A MainStay Plus Variable Annuity is a Flexible Premium Deferred Variable Retirement Annuity policy issued by NYLIAC. Premium Payments may be allocated to one or more of the Investment Divisions of the Separate Account, or to the Fixed Account. In addition, commencing on October 1, 1998, in states where approved, Premium Payments may also be allocated to one or more DCA Accounts. The Separate Account in turn invests in shares of the Eligible Portfolios of the Funds. The Accumulation Value will vary in amount according to the investment results of the Investment Divisions selected, the interest credited on the Fixed Accumulation Value and the interest credited on the DCA Program Accumulation Value.



2. WHAT ARE THE AVAILABLE CHOICES TO ALLOCATE A PREMIUM PAYMENT?



     (a) As selected by the Owner, Premium Payments are allocated to one or more of the following Allocation Alternatives:



        (i) SEPARATE ACCOUNT


             The Separate Account currently consists of thirty Investment Divisions, twenty-six of which are available under the Policies.

             The Investment Divisions of the Separate Account invest exclusively in shares of the Funds, each an open-end management investment company. The MainStay VP Series Fund has fifteen Eligible Portfolios available for investment through the Investment Divisions of the Separate Account: the MainStay VP Capital Appreciation Portfolio, the MainStay VP Cash Management Portfolio, the MainStay VP Convertible Portfolio, the MainStay VP Government Portfolio, the MainStay VP High Yield Corporate Bond Portfolio, the MainStay VP International Equity Portfolio, the MainStay VP Total Return Portfolio, the MainStay VP Value Portfolio, the MainStay VP Bond Portfolio, the MainStay VP Growth Equity Portfolio, the MainStay VP Indexed Equity Portfolio, the MainStay VP American Century Income & Growth Portfolio, the MainStay VP Dreyfus Large Company Value Portfolio, the MainStay VP Eagle Asset Management Growth Equity Portfolio and the MainStay VP Lord Abbett Developing Growth Portfolio. The Alger American Fund has one Eligible Portfolio available through the Investment Divisions of the Separate Account: the Alger American Small Capitalization Portfolio. The Calvert Variable Series has one Eligible Portfolio available for investment through the Investment Divisions of the Separate Account: the Calvert Social Balanced Portfolio. The Fidelity Funds have two Eligible Portfolios available to the Separate
        Account: the Fidelity VIP II Contrafund and Fidelity VIP Equity-Income Portfolios. The Janus Aspen Series has two Eligible Portfolios available to the Separate Account: the Janus Aspen Series Balanced and Janus Aspen Series Worldwide Growth Portfolios. The MFS Trust has two Eligible Portfolios available to the Separate Account: the MFS Growth with Income Series and MFS Research Series. The Morgan Stanley Fund has one Eligible Portfolio available to the Separate Account: the Morgan Stanley Emerging Markets Equity Portfolio. The T. Rowe Price Series has one Eligible Portfolio to the Separate Account: the T. Rowe Price Equity Income Portfolio. The Van Eck Trust has one Eligible Portfolio available to the Separate Account: the Van Eck Worldwide Hard Assets Portfolio. Each Investment Division of the Separate Account will invest exclusively in the corresponding Eligible Portfolio.


        (ii) FIXED ACCOUNT



             Each Premium Payment, or portion thereof, allocated to the Fixed Account will reflect a guaranteed interest rate. (See "The Fixed Account" at page 31.)



     (b) Commencing on October 1, 1998, in states where approved, Premium Payments may also be allocated to the DCA Program. The DCA Program consists of three DCA Accounts: a 6-month, 12-month and an 18-month account. Amounts held in the DCA Accounts will be credited with interest at rates set in advance by NYLIAC. The DCA Program allows the Owner to set up automatic dollar cost averaging from the DCA Accounts into the Investment Divisions and/or the Fixed Account. (See "DCA Program" at page 32.) Please check with your registered representative to determine if the DCA Program has been approved in your state.

3. CAN AMOUNTS BE TRANSFERRED AMONG THE INVESTMENT DIVISIONS AND THE FIXED ACCOUNT?


     Prior to 30 days before the Annuity Commencement Date, transfers of the value of Accumulation Units in one Investment Division to another Investment Division, or to the Fixed Account, are permitted. The minimum amount which may be transferred generally is $500, unless we agree otherwise. Unlimited transfers are permitted each Policy Year, although NYLIAC reserves the right to charge up to $30 per transfer for each transfer after the first twelve in a given Policy Year. (See "Transfers" at page 20.)


     For transfers made from the Fixed Account or the DCA Accounts (if approved in your state) to the Investment Divisions, see "The Fixed Account" at page 31 and "The DCA Accounts" at page 32. In addition, you can request transfers through the Dollar Cost Averaging, Automatic Asset Reallocation, or Interest Sweep options described at pages 21 and 22 of this Prospectus.


4. WHAT ARE THE CHARGES OR DEDUCTIONS?


     During the Accumulation Period for the Policies, a Policy service charge will be made once each year on the Policy Anniversary or upon Policy surrender if on that date the Accumulation Value does not equal or exceed $20,000. This charge will be the lesser of $30 or 2% of the Accumulation Value at the end of the Policy Year or on the date of surrender. In addition, all Policies are subject to a daily charge for policy administration expenses equal, on an annual basis, to .15% of the daily net asset value of the Separate Account. (See "Other Charges" at page 24.)


     All Policies are subject to a daily charge for certain mortality and expense risks assumed by NYLIAC. This charge is equal, on an annual basis, to 1.25% of the daily net asset value of the Separate Account. (See "Other Charges" at page 24.)


     Although there is no deduction from Premium Payments for sales charges, a contingent deferred sales charge ("Surrender Charge") may be imposed on certain partial withdrawals or surrenders of the Policies up to the amount of Premium Payments made. This charge is imposed as a percentage of the amount withdrawn during the first six Payment Years following the applicable Premium Payment. Unless required otherwise by state laws, the applicable percentage is 7% at the onset and then declines after the first three Payment Years following such Premium Payment by 1% per year to 4% in the sixth Payment Year, with no charge thereafter. The percentage of the applicable Surrender Charge varies, depending upon the length of time elapsed between NYLIAC's receipt of a Premium Payment and the withdrawal attributable to such Premium Payment--that is, the number of Payment Years elapsed since the applicable Premium Payment was made. For purposes of calculating the applicable Surrender Charge, Premium Payments will be deemed to be withdrawn on a first-in, first-out ("FIFO") basis, i.e., in the order in which they are received. For all Policies, the Surrender Charge will only be applied to any amounts withdrawn in any Policy Year which, when added to all other Surrender Charge free withdrawals in that Policy Year, exceed 10% of the Accumulation Value at the time of surrender ("10% Window"). In addition, for Policies with accumulated Premium Payments of $100,000 or more, the greater of
(a) the 10% Window, or (b) the Accumulation Value of the Policy less the accumulated Premium Payments can be withdrawn in any Policy Year without charge. (See "Surrender Charges" at page 23 and "Exceptions to Surrender Charges" at page 24.)


     Finally, the value of the shares of each Fund reflects advisory fees, administration fees and other expenses deducted from the assets of each Fund. (See the Fund Prospectuses which are attached to this Prospectus.)

5. WHAT ARE THE MINIMUM INITIAL AND MAXIMUM ADDITIONAL PREMIUM PAYMENTS?

     Unless we permit otherwise, the minimum initial Premium Payment is $2,000 for Qualified Policies and $5,000 for Non-Qualified Policies. Premium Payments on any Policy (of at least $500 each or such lower amount as we may permit) can be made at any interval or by any method we make available. The available methods of payment are direct payments to NYLIAC, pre-authorized monthly deductions from banks, credit unions or similar accounts and any other method agreed to by us. The maximum aggregate amount of Premium Payments is $1,000,000, without our prior approval.

     Premium Payments under Qualified Policies may not be more than the amount permitted by law for the plan indicated for the Policy. We reserve the right to limit the dollar amount of any Premium Payment.


6. HOW ARE PREMIUM PAYMENTS ALLOCATED?



     Commencing on October 1, 1998, in states where approved, the initial Premium Payment is allocated immediately to the Investment Divisions, Fixed Account and DCA Accounts as selected by you. Otherwise, except for Premium Payments or portions of Premium Payments applied to the Fixed Account and the DCA Accounts, initial Premium Payments are held in the MainStay VP Cash Management Division for 15 days after the Policy Issue Date and then are allocated to the Investment Divisions of the Separate Account as selected by you. Initial Premium

Payments allocated to the Fixed Account or the DCA Accounts are applied immediately. Please check with your registered representative to determine how the initial Premium Payment will be allocated under your Policy. The initial Premium Payment may be allocated in up to ten Allocation Alternatives and the DCA Accounts inclusively. Thereafter, you may maintain the Accumulation Value in up to 18 Investment Divisions and the DCA Accounts inclusively plus the Fixed Account at any one time. (See "Automatic Asset Reallocation" at page 22.) Moreover, you may raise or lower the percentages (which must be in whole numbers) of the Premium Payment allocated to each Allocation Alternative at the time you make a Premium Payment. The minimum amount which may be allocated to any one Allocation Alternative is $25, or such lower amount as we may permit. The minimum Premium Payment which may be allocated to any DCA Account is $5,000. We reserve the right to limit the amount of a Premium Payment that may be allocated to any one Allocation Alternative and/or any DCA Account and the number of Allocation Alternatives and DCA Accounts to which your Accumulation Value may be allocated.


7. WHAT HAPPENS IF PREMIUM PAYMENTS ARE NOT MADE?


     In the event that no Premium Payment is received for two or more years in a row and both (a) the total Premium Payments for the Policy, less any Partial Withdrawals and any Surrender Charges, and (b) the Accumulation Value, are less than $2,000, we reserve the right, subject to any applicable state insurance law or regulation, to terminate the Policy by paying you the Accumulation Value in one lump sum. We will notify you of our intention to exercise this right and give you 90 days to make a Premium Payment. Unless the Policy is terminated, it can be continued until the Annuity Commencement Date.


8. CAN MONEY BE WITHDRAWN FROM THE POLICY PRIOR TO THE ANNUITY COMMENCEMENT
   DATE?


     Yes, withdrawals ($500 minimum, unless we agree otherwise or as part of a Periodic Partial Withdrawal or a Required Minimum Distribution) may be made, subject to certain limitations. We will pay you all or part of the Accumulation Value when we receive your request in a form acceptable to us, which gives us the information we require before the Annuity Commencement Date and while the Annuitant is living. However, a withdrawal or surrender may be subject to a Surrender Charge if the Policy, or any portion thereof, is surrendered during the first six Payment Years after a Premium Payment is made, as explained under Question 4 at page 11, may be a taxable transaction, and may be subject to a 10% penalty tax if the Owner is under age 59 1/2. (See "Distributions Under the Policy" at page 26 and "Federal Tax Matters" at page 33.)


9. HOW WILL INCOME PAYMENTS BE DETERMINED ON THE ANNUITY COMMENCEMENT DATE?

     Income Payments under Qualified and Non-Qualified Policies will be on a fixed basis. We do not currently offer a variable income payment option. Payments under the Life Income Payment Option will always be in the same specified amount and will be paid over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. (See "Income Payments" at page 28.)

10. WHAT IS A LIFE INCOME PAYMENT OPTION?

     A retirement annuity provides periodic payments for the life of an Annuitant (or if Annuitant and another person, the "Joint Annuitant") with a guaranteed number of Income Payments or for an ascertainable sum. Income Payments which remain the same throughout the payment period are referred to in this Prospectus as "Fixed Income Payments." Fixed Income Payments will always be the same specified amount. (See "Income Payments" at page 28.)

11. WHAT HAPPENS IF THE OWNER OR ANNUITANT DIES BEFORE THE ANNUITY COMMENCEMENT DATE?


     In the event that an Owner or Annuitant dies before the Annuity Commencement Date, we will pay the Beneficiary under the Policy an amount equal to the greater of (a) the Accumulation Value, less any outstanding loan balance under the Policy, (b) the sum of all Premium Payments made, less any outstanding loan balance, less any Partial Withdrawals and Surrender Charges previously imposed, or (c) the "reset value" (as described on page 27 of this Prospectus) plus any additional Premium Payments made since the most recent "reset date," less any outstanding loan balance, less any Partial Withdrawals and applicable Surrender Charges since the most recent "reset date." However, if the Beneficiary is the spouse of the Annuitant or Owner, see Question 12. (Also see "Death Before Annuity Commencement" at page 27 and "Federal Tax Matters" at page 33.)


12. WHAT HAPPENS IF YOUR SPOUSE IS THE BENEFICIARY?

     If your spouse is the sole primary Beneficiary and you die before the Annuity Commencement Date, the Policy may, if the Policy is a Non-Qualified Policy, IRA, TSA or SEP, be continued with your spouse as the new Owner and, if you are also the Annuitant, your spouse will be the new Annuitant. If you are not the Annuitant and the Annuitant dies, you may continue the Policy with you as the new Annuitant if you are the Annuitant's spouse and the sole primary Beneficiary. If you or your spouse chooses to continue the Policy, no death benefit proceeds will be paid as a consequence of your death, or the Annuitant's death.

13. CAN THE POLICY BE RETURNED AFTER IT IS DELIVERED?


     The Policy contains a provision which permits cancellation by returning it to us, or to the registered representative through whom it was purchased, within 10 days of delivery of the Policy or such longer period as required under state law. Commencing on October 1, 1998, in states where approved, the Owner will receive the Policy's Accumulation Value on the date the Policy is received by us without any deduction for Premium Taxes or a Surrender Charge. This amount may be more or less than your Premium Payments. Otherwise, the Owner will receive from us the greater of (i) the initial Premium Payment less any prior Partial Withdrawals; or (ii) the Accumulation Value on the date the Policy is received by us, without any deduction for Premium Taxes or a Surrender Charge. The provision that is applicable in your state will be set forth on your Policy.


14. WHAT ABOUT VOTING RIGHTS?


     You may instruct NYLIAC how to vote shares of the Funds in which you have a voting interest through the Separate Account. (See "Voting Rights" at page 35.)


15. HOW WILL INVESTMENT PERFORMANCE OF THE SEPARATE ACCOUNT BE CALCULATED?

     YIELDS. The yield of the MainStay VP Cash Management Investment Division refers to the annualized income generated by an investment in that Investment Division over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in that Investment Division is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. For the seven-day period ended December 31, 1997, the MainStay VP Cash Management Investment Division's yield and effective yield were 4.24% and 4.33%, respectively.

     The yield of the MainStay VP Government, MainStay VP High Yield Corporate Bond or MainStay VP Bond Investment Divisions refers to the annualized income generated by an investment in that Investment Division over a specified thirty-day period. The yield is calculated by assuming that the income generated by the investment during that thirty-day period is generated each thirty-day period over a 12-month period and is shown as a percentage of the investment. For the 30-day period ended December 31, 1997, the annualized yields for the MainStay VP Government, MainStay VP High Yield Corporate Bond and MainStay VP Bond Investment Divisions were 3.98%, 6.15% and 4.50%, respectively.

     The yield calculations do not reflect the effect of any Surrender Charge that may be applicable to a particular Policy. To the extent that the Surrender Charge is applicable to a particular Policy, the yield of that Policy will be reduced. Past performance is no indication of future performance. For additional information regarding the yields described above, please refer to the Statement of Additional Information.


     TOTAL RETURN CALCULATIONS. The following tables present performance data for the MainStay VP Capital Appreciation, MainStay VP Cash Management, MainStay VP Convertible, MainStay VP Government, MainStay VP High Yield Corporate Bond, MainStay VP International Equity, MainStay VP Total Return, MainStay VP Value, MainStay VP Bond, MainStay VP Growth Equity, MainStay VP Indexed Equity, Alger American Small Capitalization, Calvert Social Balanced, Fidelity VIP II Contrafund, Fidelity VIP Equity-Income, Janus Aspen Series Balanced, Janus Aspen Series Worldwide Growth and Morgan Stanley Emerging Markets Equity Investment Divisions for periods ending December 31, 1997. The average annual total return (if surrendered) data reflect all Separate Account and Fund annual expenses shown in the Fee Table which appears on pages 6 and 7. The average annual total return (if surrendered) figures assume that the Policy is surrendered at the end of the periods shown. The annual policy service charge, which is charged to Policies with less than $20,000 of Accumulation Value, is not reflected. This fee, if applicable, would effectively reduce the rates of return credited to a particular Policy. The average annual total return (no surrenders) does not reflect the deduction of any surrender charges. All rates of return presented include the reinvestment of investment income, including interest and dividends.


     Certain Portfolios existed prior to the date that they were added to an Investment Division of the Separate Account. For periods prior to May 1, 1995, when the MainStay VP Capital Appreciation, MainStay VP Cash Management, MainStay VP Government, MainStay VP Total Return, MainStay VP Bond, MainStay VP Growth Equity, MainStay VP Indexed Equity and Calvert Social Balanced Investment Divisions commenced operations, and for periods prior to October 1, 1996, when the Alger American Small Capitalization, Fidelity VIP II Contrafund, Fidelity VIP Equity-Income, Janus Aspen Series Balanced and Janus Aspen Series Worldwide Growth Investment Divisions commenced operations, the performance of the Investment Divisions was derived from the performance of the corresponding Portfolios, modified to reflect the Separate Account and Fund annual expenses as if the Policy had been available during the periods shown. There is no performance information for the American Century Income & Growth, Dreyfus Large Company Value, Eagle Asset Management Growth Equity, Lord Abbett Developing Growth, MFS Growth With Income Series, MFS Research Series, T. Rowe Price Equity Income and Van Eck Worldwide Hard Assets Investment Divisions because they were not available under the Policies as of the date of this Prospectus. The results shown are not an estimate or guarantee of future investment performance for the Investment Divisions in the following tables.

                          AVERAGE ANNUAL TOTAL RETURN
                     (FOR PERIODS ENDED DECEMBER 31, 1997)

                                                                                                      MAINSTAY VP
                                             MAINSTAY VP    MAINSTAY VP                               HIGH YIELD     MAINSTAY VP
                                               CAPITAL         CASH       MAINSTAY VP   MAINSTAY VP    CORPORATE    INTERNATIONAL
           INVESTMENT DIVISIONS:             APPRECIATION   MANAGEMENT    CONVERTIBLE   GOVERNMENT       BOND          EQUITY
           ---------------------             ------------   -----------   -----------   -----------   -----------   -------------
         PORTFOLIO INCEPTION DATE:             1/29/93        1/29/93       10/1/96       1/29/93       5/1/95         5/1/95
-------------------------------------------

    INVESTMENT DIVISION INCEPTION DATE:         5/1/95        5/1/95        10/1/96       5/1/95        5/1/95         5/1/95
-------------------------------------------
AVERAGE ANNUAL TOTAL RETURN (IF SURRENDERED)
1 Year.....................................     14.78%         -2.74%         6.82%        1.16%          4.46%         -2.82%
3 Year.....................................     22.52%          1.62%           --         5.77%            --             --
5 Year.....................................        --             --            --           --             --             --
10 Year....................................        --             --            --           --             --             --
Since Portfolio Inception..................     15.95%          2.09%         8.56%        3.91%         11.10%          5.77%
Since Investment Division Inception........     19.92%          1.23%         8.56%        2.94%         11.10%          5.77%
AVERAGE ANNUAL TOTAL RETURN (NO SURRENDERS)
1 Year.....................................     21.78%          3.80%        13.82%        7.96%         11.46%          3.71%
3 Year.....................................     24.06%          3.83%           --         7.82%            --             --
5 Year.....................................        --             --            --           --             --             --
10 Year....................................        --             --            --           --             --             --
Since Portfolio Inception..................     16.73%          3.05%        14.00%        4.88%         13.26%          8.11%
Since Investment Division Inception........     21.83%          3.73%        14.00%        5.39%         13.26%          8.11%

                                                MAINSTAY VP                               MAINSTAY VP   MAINSTAY VP     CALVERT
                                                   TOTAL      MAINSTAY VP   MAINSTAY VP     GROWTH        INDEXED       SOCIAL
            INVESTMENT DIVISIONS:                 RETURN         VALUE         BOND         EQUITY        EQUITY       BALANCED
            ---------------------               -----------   -----------   -----------   -----------   -----------    --------
          PORTFOLIO INCEPTION DATE:               1/29/93       5/1/95        1/23/84       1/23/84       1/29/93       9/2/86
----------------------------------------------

     INVESTMENT DIVISION INCEPTION DATE:          5/1/95        5/1/95        5/1/95        5/1/95        5/1/95        5/1/95
----------------------------------------------
AVERAGE ANNUAL TOTAL RETURN (IF SURRENDERED)
1 Year........................................      9.17%        14.19%        1.32%         17.99%        24.00%        11.42%
3 Year........................................     15.85%           --         6.25%         23.52%        27.34%        17.28%
5 Year........................................        --            --         4.87%         16.19%           --         10.40%
10 Year.......................................        --            --         7.35%         15.01%           --         10.85%
Since Portfolio Inception.....................     11.06%        19.13%        8.55%         12.32%        17.39%         9.66%
Since Investment Division Inception...........     13.05%        19.13%        2.92%         21.48%        23.58%        13.59%
AVERAGE ANNUAL TOTAL RETURN (NO SURRENDERS)
1 Year........................................     16.17%        21.19%        8.13%         24.99%        31.00%        18.42%
3 Year........................................     17.56%           --         8.28%         25.03%        28.76%        18.95%
5 Year........................................        --            --         5.84%         16.95%           --         11.33%
10 Year.......................................        --            --         7.35%         15.01%           --         10.85%
Since Portfolio Inception.....................     11.98%        21.06%        8.55%         12.32%        18.14%         9.66%
Since Investment Division Inception...........     15.16%        21.06%        5.37%         23.35%        25.40%        15.68%

                                                                                                                          MORGAN
                                                                                                           JANUS ASPEN   STANLEY
                                         ALGER AMERICAN                                      JANUS ASPEN     SERIES      EMERGING
                                             SMALL        FIDELITY VIP II    FIDELITY VIP      SERIES       WORLDWIDE    MARKETS
         INVESTMENT DIVISIONS:           CAPITALIZATION      CONTRAFUND      EQUITY INCOME    BALANCED       GROWTH       EQUITY
         ---------------------           --------------   ---------------    -------------   -----------   -----------   --------
       PORTFOLIO INCEPTION DATE:            9/20/88            1/3/95           10/9/86        9/13/93       9/13/93     10/1/96
---------------------------------------

  INVESTMENT DIVISION INCEPTION DATE:       10/1/96           10/1/96           10/1/96        10/1/96       10/1/96     10/1/96
---------------------------------------
AVERAGE ANNUAL TOTAL RETURN (IF SURRENDERED)
1 Year.................................       2.93%            15.43%            19.34%         13.41%        13.46%      -7.32%
3 Year.................................      15.36%               --             22.24%         17.63%        22.87%         --
5 Year.................................      10.14%               --             17.77%            --            --          --
10 Year................................         --                --             15.10%            --            --          --
Since Portfolio Inception..............      17.55%            24.91%            12.92%         13.62%        20.32%      -5.89%
Since Investment Division Inception....      -1.22%            18.12%            19.54%         12.80%        14.00%      -5.89%
AVERAGE ANNUAL TOTAL RETURN (NO SURRENDERS)
1 Year.................................       9.85%            22.43%            26.34%         20.41%        20.46%      -1.09%
3 Year.................................      17.09%               --             23.78%         19.29%        24.40%         --
5 Year.................................      11.08%               --             18.49%            --            --          --
10 Year................................         --                --             15.10%            --            --          --
Since Portfolio Inception..............      17.55%            26.39%            12.92%         14.67%        21.20%      -0.87%
Since Investment Division Inception....       4.06%            23.46%            24.87%         18.21%        19.39%      -0.87%

     For periods commencing on or after the dates when the respective Investment Divisions commenced operations, the average annual total return (if surrendered) figures may be referred to as "standardized" performance, prepared under the method prescribed by the Securities and Exchange Commission when advertising performance information. It is noted that all average annual total return (if surrendered) figures have been prepared on the basis of this method, but are considered "non-standardized" for periods prior to the dates on which the respective Investment Divisions commenced operations. The average annual total return (no surrender) figures are all considered "non-standardized." For additional information regarding the total return calculations described above, please refer to the Statement of Additional Information.

16. ARE POLICY LOANS AVAILABLE?

     If you have purchased your Policy in connection with a tax-sheltered annuity "TSA" (Section 403(b)) Plan, you may be able to borrow some of your Accumulation Value subject to certain conditions. (See "Loans" at page 29.)

17. HOW DO I CONTACT MAINSTAY ANNUITIES OR NYLIAC?


                  GENERAL INQUIRIES AND WRITTEN   PREMIUM PAYMENTS AND LOAN
                  REQUESTS                        PAYMENTS
                  ------------------------------  ------------------------------
REGULAR MAIL      MainStay Annuities              MainStay Annuities
                  300 Berwyn Park, P.O. Box 3031  P.O. Box 8500-50880
                  Berwyn, PA 19312-0031           Philadelphia, PA 19178-8500
EXPRESS MAIL      CoreStates Bank N.A.            CoreStates Bank N.A.
                  One North Fifth Street          One North Fifth Street
                  F.C. 1-2-3-4                    F.C. 1-2-3-4
                  Philadelphia, PA 19106          Philadelphia, PA 19106
                  Attn: MainStay Annuities-50880  Attn: MainStay Annuities-50880
CUSTOMER SERVICE  1 (888) 695-6246
AND UNIT VALUES


                              FINANCIAL STATEMENTS

     The audited financial statements of NYLIAC (including the auditor's report thereon) for the fiscal years ended December 31, 1997, 1996 and 1995, and of the Separate Account (including the auditor's report thereon) for the period ended December 31, 1997 and 1996 are included in the Statement of Additional Information.

                        CONDENSED FINANCIAL INFORMATION


     The following Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division for each fiscal year ended December 31 presented below have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report on the related financial statements appears in the Statement of Additional Information. Values and units shown are for full year periods, except where indicated. This information should be read in conjunction with the Separate Account financial statements and notes thereto which appear in the Statement of Additional Information.


                                           MAINSTAY VP                  MAINSTAY VP             MAINSTAY VP
                                       CAPITAL APPRECIATION           CASH MANAGEMENT           CONVERTIBLE
                                    --------------------------   --------------------------   ----------------
                                     1997     1996     1995(A)    1997     1996     1995(A)    1997    1996(B)
                                    ------    ------    ------   ------    ------    ------   ------    ------
Accumulation Unit value
  (beginning of period)...........  $13.92   $11.89    $10.00    $ 1.06   $ 1.03    $ 1.00    $10.35   $10.00
Accumulation Unit value
  (end of period).................  $16.95   $13.92    $11.89    $ 1.10   $ 1.06    $ 1.03    $11.78   $10.35
Number of units outstanding
  (in 000s) (end of period).......  11,001    6,949       951    43,157   32,709    13,190     2,205    1,250

                                                                        MAINSTAY VP
                                           MAINSTAY VP                   HIGH YIELD                  MAINSTAY VP
                                            GOVERNMENT                 CORPORATE BOND            INTERNATIONAL EQUITY
                                    --------------------------   --------------------------   --------------------------
                                     1997     1996     1995(A)    1997     1996     1995(A)    1997     1996     1995(a)
                                    ------    ------    ------   ------    ------    ------   ------    ------    ------
Accumulation Unit value
  (beginning of period)...........  $10.66   $10.57    $10.00    $12.52   $10.83    $10.00    $11.88   $10.90    $10.00
Accumulation Unit value
  (end of period).................  $11.51   $10.66    $10.57    $13.95   $12.52    $10.83    $12.32   $11.88    $10.90
Number of units outstanding
  (in 000s) (end of period).......   1,103      855       178    14,577    6,539       648       932      692        67

                                            MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
                                           TOTAL RETURN                      VALUE                         BOND
                                    ---------------------------   ---------------------------   ---------------------------
                                     1997      1996     1995(A)    1997      1996     1995(A)    1997      1996     1995(A)
                                    ------    ------    ------    ------    ------    ------    ------    ------    ------
Accumulation Unit value
  (beginning of period)...........  $12.55    $11.36    $10.00    $13.76    $11.32    $10.00    $10.64    $10.57    $10.00
Accumulation Unit value
  (end of period).................  $14.58    $12.55    $11.36    $16.67    $13.76    $11.32    $11.50    $10.64    $10.57
Number of units outstanding
  (in 000s) (end of period).......   7,629     5,154       665     7,236     3,377       432     1,981     1,193       173

                                                                                                 ALGER AMERICAN
                                            MAINSTAY VP                   MAINSTAY VP                 SMALL
                                           GROWTH EQUITY                INDEXED EQUITY           CAPITALIZATION
                                    ---------------------------   ---------------------------   -----------------
                                     1997      1996     1995(A)    1997      1996     1995(A)    1997     1996(b)
                                    ------    ------    ------    ------    -------   ------    ------    ------
Accumulation Unit value
  (beginning of period)...........  $14.01    $11.42    $10.00    $13.97    $11.58    $10.00    $ 9.57    $10.00
Accumulation Unit value
  (end of period).................  $17.52    $14.01    $11.42    $18.30    $13.97    $11.58    $10.51    $ 9.57
Number of units outstanding
  (in 000s) (end of period).......   4,979     2,276       241     9,982     4,327       358     1,060       125

                                                                       CALVERT             FIDELITY VIP II      FIDELITY VIP
                                                                   SOCIAL BALANCED            CONTRAFUND       EQUITY-INCOME
                                                              --------------------------   ----------------   ----------------
                                                               1997     1996     1995(A)    1997    1996(B)    1997    1996(B)
                                                              ------   ------    ------    ------   ------    ------   ------
Accumulation Unit value
  (beginning of period).....................................  $12.46   $11.22    $10.00    $10.63   $10.00    $10.45   $10.00
Accumulation Unit value
  (end of period)...........................................  $14.76   $12.46    $11.22    $13.01   $10.63    $13.20   $10.45
Number of units outstanding
  (in 000s) (end of period).................................     282      123        17     3,079      241     2,267      149

                                                                                      JANUS
                                                                   JANUS           ASPEN SERIES      MORGAN STANLEY
                                                                ASPEN SERIES        WORLDWIDE           EMERGING
                                                                  BALANCED            GROWTH         MARKETS EQUITY
                                                              ----------------   ----------------   ----------------
                                                               1997    1996(B)    1997    1996(B)    1997    1996(b)
                                                              ------   ------    ------   ------    ------   ------
Accumulation Unit value
  (beginning of period).....................................  $10.24   $10.00    $10.36   $10.00    $10.00   $10.00
Accumulation Unit value
  (end of period)...........................................  $12.32   $10.24    $12.48   $10.36    $ 9.89   $10.00
Number of units outstanding
  (in 000s) (end of period).................................   2,043      125     4,392      269       827       80

------------
(a) For the period May 1, 1995 (commencement of operations) through December 31, 1995.
(b) For the period October 1, 1996 (commencement of operations) through December 31, 1996.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            AND THE SEPARATE ACCOUNT

     NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

     New York Life Insurance and Annuity Corporation ("NYLIAC") is a stock life insurance company incorporated in Delaware in 1980. NYLIAC is licensed to sell life, accident and health insurance and annuities in the District of Columbia and all states. In addition to the Policies described in this Prospectus, NYLIAC offers other life insurance policies and annuities.

     NYLIAC is a wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), a mutual life insurance company doing business in New York since 1845. NYLIAC held assets of $21.1 billion at the end of 1997. New York Life has invested in NYLIAC, and will, in order to maintain capital and surplus in accordance with state requirements, occasionally make additional contributions to NYLIAC.

     Year 2000 Readiness-The computer systems we use to process all Policy transactions and valuations need to be modified to accommodate the changeover to Year 2000. These modifications are necessary for us to be able to continue to administer the Policies in Year 2000 and later. As is the case with most systems projects, risks and uncertainties exist, and a project could be delayed. We are, however, working to make these systems modifications, and we expect that the necessary changes will be completed on time and in a way that will result in no disruption to our Policy servicing operations.

     THE SEPARATE ACCOUNT

     The Separate Account was established as of November 30, 1994, pursuant to resolutions of the NYLIAC Board of Directors. The Separate Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, but such registration does not signify that the Securities and Exchange Commission supervises the management, or the investment practices or policies, of the Separate Account.


     Although the assets of the Separate Account belong to NYLIAC, these assets are held separately from the other assets of NYLIAC, and are not chargeable with liabilities incurred in any other business operations of NYLIAC (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of that Account). The income, capital gains and capital losses incurred on the assets of the Separate Account are credited to or are charged against the assets of the Separate Account, without regard to the income, capital gains or capital losses arising out of any other business NYLIAC may conduct. Therefore, the investment performance of the Separate Account is entirely independent of both the investment performance of NYLIAC's Fixed Account, the DCA Accounts and the performance of any other separate account.


     The Separate Account currently has 30 Investment Divisions, 26 of which are available under the Policies. Premium Payments are invested solely in the corresponding Eligible Portfolios of the relevant Fund. Additional Investment Divisions may be added at the discretion of NYLIAC.

     THE PORTFOLIOS

     The assets of each Eligible Portfolio are separate from the others and each such Portfolio has different investment objectives and policies. As a result, each Eligible Portfolio operates as a separate investment fund and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

     THERE IS NO ASSURANCE THAT ANY OF THE ELIGIBLE PORTFOLIOS WILL ATTAIN THEIR RESPECTIVE STATED OBJECTIVES.

     The Funds' shares are also available to certain separate accounts funding variable life insurance policies offered by NYLIAC. This is called "mixed funding." Shares of the Alger American Fund, the Calvert Variable Series, the Fidelity Funds, the Janus Aspen Series, the Morgan Stanley Fund, the MFS Trust, the T. Rowe Price Series and the Van Eck Trust may also be available to separate accounts of insurance companies unaffiliated with NYLIAC and, in certain instances, to qualified plans. This is called "shared funding." Although we do not anticipate any inherent difficulties arising from mixed and shared funding, it is theoretically possible that, due to differences in tax treatment or other considerations, the interests of owners of various contracts participating in the Funds might at some time be in conflict. The Board of Directors/Trustees of each Fund, each Fund's investment advisers, and NYLIAC are required to monitor events to identify any material conflicts that arise from the use of the Funds for mixed and shared funding. For more information about the risks of mixed and shared funding please refer to the relevant Fund prospectus.

     NYLIAC renders certain services to Owners of the Policies in connection with the investment of Premium Payments in the Investment Divisions, which, in turn, invest in the Eligible Portfolios. These services include, among others, providing information about the Eligible Portfolios. We receive a service fee from the investment advisers or other service providers of some of the Funds in return for providing services of this type. Currently, NYLIAC receives service fees at annual rates ranging from .10% to .21% of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions.

     The Eligible Portfolios of the relevant Funds, along with their investment advisers, are listed in the following table:
--------------------------------------------------------------------------------


FUND                                INVESTMENT ADVISERS                 ELIGIBLE PORTFOLIOS
                                    -                                   -
MainStay VP Series Fund, Inc.       MacKay-Shields Financial            MainStay VP Capital Appreciation; MainStay VP
                                    Corporation                         Cash Management; MainStay VP Convertible;
                                                                        MainStay VP Government; MainStay VP High Yield
                                                                        Corporate Bond; MainStay VP International Equity;
                                                                        MainStay VP Total Return; MainStay VP Value
MainStay VP Series Fund, Inc.       Monitor Capital Advisors, Inc.      MainStay VP Indexed Equity
MainStay VP Series Fund, Inc.       New York Life Insurance Company     MainStay VP Bond;
                                                                        MainStay VP Growth Equity;
                                                                        MainStay VP American Century Income &   Growth;
                                                                        MainStay VP Dreyfus Large Company Value;
                                                                        MainStay VP Eagle Asset Management Growth
                                                                          Equity;
                                                                        MainStay VP Lord Abbett Developing Growth
The Alger American Fund             Fred Alger Management, Inc.         Alger American Small
                                                                        Capitalization
Calvert Variable Series, Inc.       Calvert Asset Management Company    Calvert Social Balanced
Fidelity Variable Insurance         Fidelity Management and Research    Fidelity VIP II Contrafund
Products Fund II                    Company
Fidelity Variable Insurance         Fidelity Management and Research    Fidelity VIP Equity-Income
Products Fund                       Company
Janus Aspen Series                  Janus Capital Corporation           Janus Aspen Series Balanced;
                                                                        Janus Aspen Series Worldwide   Growth
MFS Variable Insurance Trust        Massachusetts Financial Services    MFS Growth With Income Series;
                                    Company                             MFS Research Series
Morgan Stanley Universal Funds,     Morgan Stanley Asset Management     Morgan Stanley Emerging Markets
Inc.                                Inc.                                Equity
T. Rowe Price Equity Series, Inc.   T. Rowe Price Associates, Inc.      T. Rowe Price Equity Income
Van Eck Worldwide Insurance Trust   Van Eck Associates Corporation      Van Eck Worldwide Hard Assets

Please refer to the attached prospectuses of the respective Funds for a complete description of the Funds, the investment advisers and the Portfolios. The Funds' prospectuses should be read carefully before any decision is made concerning the allocation of Premium Payments to an Investment Division corresponding to a particular Eligible Portfolio.

     ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

     NYLIAC retains the right, subject to any applicable law, to make additions to, deletions from, or substitutions for, the Eligible Portfolio shares held by any Investment Division. NYLIAC reserves the right to eliminate the shares of any of the Eligible Portfolios and to substitute shares of another portfolio of a Fund, or of another registered open-end management investment company, if the shares of the Eligible Portfolios are no longer available for investment, or if in NYLIAC's judgment, investment in any Eligible Portfolio would become inappropriate in view of the purposes of the Separate Account. To the extent required by the Investment Company Act of 1940, substitutions of shares attributable to an Owner's interest in an Investment Division will not be made until the Owner has been notified of the change. Nothing contained herein shall prevent the Separate Account from purchasing other securities for other series or classes of policies, or from effecting a conversion between series or classes of policies on the basis of requests made by Owners.

     The Separate Account currently has 30 Investment Divisions, 26 of which are available under the Policies. Premium Payments are invested solely in the corresponding Eligible Portfolios of the Funds. Each additional Investment Division will purchase shares in a new portfolio of a Fund or in another mutual fund. New Investment Divisions may be established when, in the sole discretion of NYLIAC, marketing, tax, investment or other conditions so warrant. Any new Investment Divisions will be made available to existing Owners on a basis to be determined by NYLIAC. NYLIAC may also eliminate one or more Investment Divisions, if, in its sole discretion, marketing, tax, investment or other conditions warrant.

     In the event of any such substitution or change, NYLIAC may, by appropriate endorsement, make such changes in the Policies as may be necessary or appropriate to reflect such substitution or change. If deemed to be in the best interests of persons having voting rights, the Separate Account may be operated as a management company under the Investment Company Act of 1940, may be deregistered under such Act in the event such registration is no longer required, or may be combined with one or more other separate accounts.

     REINVESTMENT

     All dividends and capital gain distributions from Eligible Portfolios are automatically reinvested in shares of the distributing Portfolio at their net asset value on the payable date.

                                  THE POLICIES

     PURPOSE OF POLICIES

     The Policies described in this Prospectus are designed to establish retirement benefits for two types of purchasers.


     The first type of purchaser is one who is eligible to participate in, and purchases a Policy for use with, any one of the following: (1) annuity plans qualified under Section 403(a) of the Internal Revenue Code (the "Code"); (2) annuity purchase plans adopted by certain private tax exempt organizations and certain state supported educational institutions under certain circumstances under Section 403(b) of the Code; (3) individual retirement annuities ("IRAs") meeting the relevant requirements of Sections 408 or 408A of the Code; or (4) deferred compensation plans with respect to service for state and local governments (and certain other entities) under Section 457 of the Code. Policies purchased by these individuals for use with these plans are referred to as "Qualified Policies." (See "Federal Tax Matters" at page 33.)


     The second type of purchaser is one, other than those described above, who purchases a Policy to provide supplemental retirement income. Policies purchased by these individuals are referred to as "Non-Qualified Policies."


     The Accumulation Value will fluctuate based on the investment experience of the Investment Divisions selected by the Owner and the interest credited on the Fixed Accumulation Value and, in states where approved, the DCA Program Accumulation Value. NYLIAC does not guarantee the investment performance of the Separate Account or of the Funds, and the Owner bears the entire investment risk with respect to amounts allocated to the Investment Divisions of the Separate Account. There is no assurance that the investment objectives will be achieved. Accordingly, amounts allocated to the Investment Divisions of the Separate Account are subject to the risks inherent in the securities markets and, specifically, to price fluctuations of the shares of the Funds.


     TYPES OF POLICIES

     The Policies are only offered on the lives of individual Annuitants. Only Flexible Premium Policies are available (for which additional Premium Payments can be made). They may be either Qualified Policies or Non-Qualified Policies.

     ISSUING THE POLICY AND PREMIUM PAYMENTS


     Individuals wishing to purchase a Policy may do so by either completing an application with a registered representative which will be sent along with an initial Premium Payment to NYLIAC, or, in states where permitted, instructing a broker-dealer with whom NYLIAC has entered into an agreement to forward an initial Premium Payment along with a Policy Request to NYLIAC. Assuming an application or Policy Request supplied by a broker-dealer is complete and accurate, the initial Premium Payment will be credited within two Business Days after receipt. If the initial Premium Payment cannot be credited within five Business Days after receipt by NYLIAC because the application or Policy Request is incomplete or inaccurate, NYLIAC will contact the prospective Owner or the broker-dealer providing the application or Policy Request and explain the reason for the delay and will offer to refund the initial Premium Payment immediately, unless the prospective Owner consents to NYLIAC's retaining the initial Premium Payment and crediting it as soon as the necessary requirements are fulfilled. Acceptance of applications is subject to NYLIAC's rules and NYLIAC reserves the right to reject any application or initial Premium Payment.

     Upon issuance of a Policy based on a Policy Request, the Owner will be required to provide to NYLIAC either a signed acknowledgement of the information contained in the Policy Request in a form acceptable to NYLIAC, or, where required by applicable state law or regulation, a signed application form. Prior to the receipt by NYLIAC of these forms, the beneficiary under the Policy shall be the Owner or the estate thereof and transactions may not be made with respect to the Policy unless the beneficiary designation or transaction request is signature guaranteed. Upon receipt of the signed acknowledgement or application form, the beneficiary under the Policy shall be the beneficiary as specified therein and transactions requested with respect to the Policy will be given effect without requiring a signature guarantee.


     Initial Premium Payments allocated to the Fixed Account or the DCA Accounts will be allocated immediately. Commencing on October 1, 1998, in states where approved, we will also allocate the initial Premium Payments designated to the Investment Divisions of the Separate Account immediately. Otherwise, the initial Premium Payments designated to Investment Divisions of the Separate Account will be allocated to the MainStay VP Cash Management Investment Division until 15 days after the Policy Issue Date. Thereafter, Premium Payments will be allocated in accordance with the Owner's instructions. Please check with your registered representative to determine how the initial Premium Payment will be allocated under your Policy. Initial Premium Payments may be allocated in up to ten Allocation Alternatives and the DCA Accounts inclusively. Thereafter, you may maintain the Accumulation Value in up to 18 Investment Divisions and the DCA Accounts inclusively plus the Fixed Account at any one time. Subsequent Premium Payments will be credited to the Policy at the close of the Business Day on which they are received at MainStay Annuities--Client Services. Moreover, the percentages of the Premium Payments (which must be in whole number percentages) allocated to each Allocation Alternative may be increased or decreased at the time a Premium Payment is made. However, any change to the Policy's allocations may not result in the Accumulation Value being allocated to more than 18 Investment Divisions and the DCA Accounts inclusively plus the Fixed Account.


     Unless we provide otherwise, the minimum initial Premium Payment is $2,000 for Qualified Policies and $5,000 for Non-Qualified Policies. Premium Payments (of at least $500 each or such lower amount as we may permit) may be made at any interval or by any method NYLIAC makes available. For residents of the states of Maryland, New Jersey and Washington, however, additional Premium Payments may only be made until either the Annuitant reaches age 64 or the fourth Policy Year, whichever is later. The currently available methods of payment are direct payments to NYLIAC, pre-authorized monthly deductions from bank, credit union or similar accounts and any other method agreed to by us. Premium Payments may be made at any time before the Annuity Commencement Date and while the Annuitant and the Owner are living provided that the aggregate amount of Premium Payments may not be more than $1,000,000, without our prior approval.

     For Qualified Policies, the Premium Payments made in any Policy Year may not be more than the amount permitted by the plan or by law for the plan indicated for the Policy.


     NYLIAC reserves the right to limit the dollar amount of any Premium Payment. NYLIAC also reserves the right in its discretion to accept Premium Payments less than $500, provided such discretion is exercised in a non-discriminatory manner. If no Premium Payments are made under a Policy for two or more Policy Years in a row, and both (a) the total Premium Payments made, less any partial withdrawals and any surrender charges, and (b) the Accumulation Value, are less than $2,000, then NYLIAC may, in its sole discretion, subject to any applicable state insurance law or regulation, cancel the Policy and pay the Owner the Accumulation Value. (See "Cancellations" at page 27.)


     ISSUE AGES

     Non-Qualified Policies can be issued if both the Owner and the Annuitant are not older than age 85 (age 78 in Pennsylvania and age 80 in New York) and we will accept additional Premium Payments until either the Owner or the Annuitant reaches the age of 85, unless we agree otherwise. For IRA, TSA and SEP plans, the Owner and the Annuitant must be the same. Qualified Policies can be issued if the Owner/Annuitant is between the ages of 18-80 and we will accept additional Premium Payments until the Owner/Annuitant reaches the age of 80, unless otherwise limited by the terms of a particular plan or unless we agree otherwise.

     TRANSFERS


     Prior to 30 days before the Annuity Commencement Date, amounts may be transferred between Investment Divisions of the Separate Account or to the Fixed Account. Transfers may not be made into the DCA Accounts.

Transfers made from the DCA Accounts (where available) to the Investment Divisions are subject to different limitations (See "The DCA Program -- DCA Accounts" at page 32.) Except in connection with transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Reallocation or Interest Sweep options, and the DCA Program, the minimum value of Accumulation Units that may be transferred from one Investment Division to other Investment Divisions within the Separate Account, or to the Fixed Account, is the lesser of (i) $500 or (ii) the total value of the Accumulation Units in the Investment Division. The amount(s) transferred to other Investment Divisions must be a minimum of $25 for each Investment Division. Except in connection with the Dollar Cost Averaging, Automatic Asset Reallocation and Interest Sweep options, and the DCA Program (where available) if, after an ordered transfer, the value of the remaining Accumulation Units in an Investment Division or Fixed Account would be less than $500, the entire value will be transferred unless NYLIAC in its discretion determines otherwise. There is no charge for the first twelve transfers in any one Policy Year. NYLIAC reserves the right to charge up to $30 for each transfer in excess of twelve, subject to any applicable state insurance law requirements. Any transfer made in connection with the Dollar Cost Averaging, Automatic Asset Reallocation, and Interest Sweep options and the DCA Program (where available) will not count as a transfer toward the twelve transfer limit. In addition to transfers made in connection with the Interest Sweep option, transfers may be made from the Fixed Account to the Investment Divisions in certain other situations. (See "The Fixed Account" at page 31.)



     Transfer requests must be in writing on a form approved by NYLIAC or by telephone in accordance with established procedures. (See "Procedures for Telephone Transactions" below.) Transfers from Investment Divisions will be made based on the Accumulation Unit values at the end of the Valuation Period during which NYLIAC receives the transfer request. (See "Delay of Payments" at page 29.)


     PROCEDURES FOR TELEPHONE TRANSACTIONS


     The Owner may authorize us to accept telephone instructions from the Owner or persons designated by the Owner for the following transactions with respect to the Policy: premium allocations, transfers among Allocation Alternatives and/or the DCA Program, Partial Withdrawals, Periodic Partial Withdrawals, Dollar Cost Averaging, Automatic Asset Reallocation, and Interest Sweep options. An Owner wishing to elect this feature must complete and sign a Telephone Authorization form. Telephone Authorization may be elected, changed, or canceled at any time.


     The Owner, or persons designated by the Owner, may effect telephone transactions in two ways: by speaking with a service representative or through access to an electronic service known as an Interactive Voice Response system
(IVR). A Personal Identification Number (PIN) will be assigned to all individuals authorized to effect telephone transactions. The caller will be required to provide the PIN before any transactions will be allowed. Furthermore, all telephone transactions will be confirmed in writing by NYLIAC.


     NYLIAC is not liable for any loss, cost or expense for action on telephone instructions which are believed to be genuine in accordance with these procedures. Telephone transfer requests must be received no later than 4:00 p.m. Eastern Time in order to assure same day processing. Requests received after 4:00 p.m. Eastern Time will be processed on the next Business Day.


     DOLLAR COST AVERAGING


     This option permits systematic investing to be made in equal installments over various market cycles to help reduce risk. The Owner may specify, prior to the Annuity Commencement Date, a specific dollar amount to be transferred from any Investment Divisions to any combination of Investment Divisions and/or the Fixed Account. The Owner will specify the Investment Divisions to transfer money from, the Investment Divisions and/or Fixed Account to transfer money to, the amounts to be transferred, the date on which transfers will be made, subject to our rules, and the frequency of the transfers, either monthly, quarterly, semi-annually or annually. Dollar Cost Averaging option transfers are not available from the Fixed Account, but these transfers may be made into the Fixed Account. A minimum of $100 must be transferred from an Investment Division with each transfer. The minimum Accumulation Value required to elect this option is $5,000. The minimum transfer amount and minimum Accumulation Value may be reduced at NYLIAC's discretion.



     The main objective of the Dollar Cost Averaging option is to achieve an average cost per share that is lower than the average price per share in a fluctuating market. Since the same dollar amount is transferred to an Investment Division with each transfer, more units are purchased in an Investment Division if the value per unit is low and fewer units are purchased if the value per unit is high. Therefore, a lower than average cost per unit will be achieved if prices fluctuate over the long term. Similarly, for each transfer out of an Investment Division, more units are sold in an Investment Division if the value per unit is low and fewer units are sold if the value per unit is high. Dollar Cost Averaging does not assure a profit or protect against a loss in declining markets. Commencing on October 1, 1998, in states where approved, NYLIAC will also offer a DCA Program under which the Owner may utilize the 6-month, 12-month or 18-month DCA Accounts. (See "DCA Program -- DCA Accounts" at page 32.)

     NYLIAC will make all Dollar Cost Averaging transfers on the day of each calendar month specified by the Owner, or on the next Business Day. The Owner may specify any day of the month. In order to process a Dollar Cost Averaging option's transfer, NYLIAC must have received a request in writing or by telephone (see "Procedures for Telephone Transactions" at page 21) no later than one week prior to the date Dollar Cost Averaging option's transfers are to commence.



     The Dollar Cost Averaging option may be canceled at any time by the Owner in a written request or by telephone (see "Procedures for Telephone Transactions" at page 21). The Dollar Cost Averaging option may also be cancelled by NYLIAC if the Accumulation Value is less than $5,000, or such lower amount as we may determine. The Dollar Cost Averaging option may not be elected if you have selected the Automatic Asset Reallocation option.


     AUTOMATIC ASSET REALLOCATION


     Selection of this option allows an Owner to maintain the percentage of the Owner's Variable Accumulation Value allocated to each Separate Account Investment Division at a pre-set level. For example, an Owner might specify that 50% of the Variable Accumulation Value of a Policy be allocated to the MainStay VP Convertible Investment Division and 50% of the Variable Accumulation Value be allocated to the MainStay VP International Equity Investment Division. Over time, the variations in each such Investment Division's investment results will shift this balance. If you elect this Automatic Asset Reallocation option, NYLIAC will automatically transfer your Variable Accumulation Value back to the percentages you specify. You may choose to have reallocations made quarterly, semi-annually or annually. The minimum Variable Accumulation Value required to elect this option is $5,000. There is no minimum amount which you must allocate among the Separate Account Investment Divisions pursuant to this option.



     The Automatic Asset Reallocation option may be canceled at any time by the Owner in a written request or by telephone (see "Procedures for Telephone Transactions" at page 21) or by NYLIAC if the Accumulation Value is less than $5,000, or such a lower amount as we may determine. The Automatic Asset Reallocation option may not be elected if you have selected the Dollar Cost Averaging option.


     INTEREST SWEEP

     The Owner may request, prior to the Annuity Commencement Date, for the interest earned on monies allocated to the Fixed Account to be transferred from the Fixed Account to any combination of Investment Divisions. The Owner will specify the Investment Divisions to transfer money to, the frequency of the transfers (either monthly, quarterly, semi-annually or annually), and the day of each calendar month to make the transfers. The minimum Fixed Accumulation Value required to elect this option is $5,000, but may be reduced at NYLIAC's discretion. NYLIAC will make all Interest Sweep transfers on the day of each calendar month specified by the Owner, or on the next Business Day.


     The Interest Sweep option may be requested in addition to either the Dollar Cost Averaging, Automatic Asset Reallocation options or the DCA Program. If an Interest Sweep transfer is scheduled for the same day as a transfer related to the Dollar Cost Averaging option, the Automatic Asset Reallocation option or the DCA Program, the Interest Sweep transfer will be processed first.



     An amount NOT GREATER THAN 20% of the Fixed Accumulation Value at the beginning of the Policy Year may be transferred from the Fixed Account to the Investment Divisions during a Policy Year. (See "The Fixed Account--Transfers to Investment Divisions" at page 31.) If an Interest Sweep option transfer would cause more than 20% of the Fixed Accumulation Value at the beginning of the Policy Year to be transferred from the Fixed Account, the transfer will not be processed and the Interest Sweep option will be canceled. Participation in the Interest Sweep option will not affect the applicability of the Fixed Account Initial Premium Guarantee described on page 31.



     The Interest Sweep option may be canceled at any time by the Owner in a written request or by telephone (see "Procedures for Telephone Transactions" at page 21), or by NYLIAC if the Fixed Accumulation Value is less than $5,000, or such a lower amount as we may determine.


     ACCUMULATION PERIOD

     (a) Crediting of Premium Payments


     The Owner may allocate a portion of each Premium Payment to one or more Investment Divisions or the Fixed Account. The minimum amount that may be allocated to any one Investment Division or the Fixed Account is $25 (or such lower amount as we may permit). Commencing on October 1, 1998, in states where approved, the Owner may also allocate all or a portion of each Premium Payment to one or more DCA Accounts. The minimum amount that may be allocated to a DCA Account is $5,000. (See "DCA Program -- DCA Accounts" at page 32.) Commencing on October 1, 1998, in states where approved, we will allocate the initial Premium Payment designated to the Investment Divisions of the Separate Account immediately. Otherwise, the initial Premium Payment, except any initial Premium Payment allocated to the Fixed Account or the DCA Accounts, will be placed in the MainStay VP Cash Management Investment Division until 15 days after the Policy Issue Date. Please check with your registered representative to determine how the initial Premium Payment will be allocated under your Policy. All additional Premium Payments to the Investment Divisions and/or the Fixed Accounts will be allocated as requested, unless subsequently changed by the Owner. All additional Premium Payments to the DCA Program will be allocated based on instructions, from the Owner, at the time the additional Premium Payment is made.



     That portion of each Premium Payment allocated to a designated Investment Division of the Separate Account is credited to the Policy in the form of Accumulation Units. The number of Accumulation Units credited to a Policy is determined by dividing the amount allocated to each Investment Division by the Accumulation Unit value for that Investment Division for the Valuation Period. The value of an Accumulation Unit will vary in accordance with the investment experience of the Portfolio in which the Investment Division invests. The number of Accumulation Units credited to a Policy will not, however, change as a result of any fluctuations in the value of an Accumulation Unit. (See "The Fixed Account" at page 31 for a description of interest credited thereto.)


     (b) Valuation of Accumulation Units

     The value of Accumulation Units is expected to increase or decrease from Valuation Period to Valuation Period. The value of Accumulation Units in each Investment Division will change daily to reflect the investment experience of the corresponding Portfolio as well as the daily deduction of the Separate Account charges. The Statement of Additional Information contains a detailed description of how the Accumulation Units are valued.


     THIRD PARTY INVESTMENT ADVISORY ARRANGEMENTS



     The Policy may in some cases be sold to Owners who independently utilize the services of a third party advisor offering asset allocation and/or market timing services. NYLIAC may honor transfer and withdrawal instructions from such asset allocation and market timing services if it has received authorization to do so from the Owner participating in the service. NYLIAC does not endorse, approve or recommend such services in any way and Owners should be aware that fees paid for such services are separate from and in addition to fees paid under the Policy.



     Because the amounts associated with some of these transactions may be unusually large, the investment advisers for the Eligible Portfolios may have difficulty processing the transactions. Accordingly, NYLIAC reserves the right to not accept transfer instructions which are submitted by asset allocation and/or market timing services on behalf of Owners. In addition, execution of such transactions may possibly adversely affect Variable Accumulation Values of Owners who are not utilizing asset allocation or market timing services.


     OWNER INQUIRIES

     Owner inquiries should be addressed to MainStay Annuities. (See page 15).

                             CHARGES AND DEDUCTIONS

     SURRENDER CHARGES

     Since no deduction for a sales charge is made from Premium Payments, a Surrender Charge (sometimes referred to as a contingent deferred sales charge) is imposed on certain partial withdrawals and surrenders of the Policies, up to the amount of Premium Payments made, to cover certain expenses relating to the sale of the Policies, including commissions to registered representatives and other promotional expenses. The Surrender Charge is measured as a percentage of the amount withdrawn or surrendered. The Surrender Charge may apply to amounts applied under certain Income Payment options.


     In the case of a surrender, the Surrender Charge is deducted from the amount paid to the Owner. In the case of a Partial Withdrawal, the Owner directs NYLIAC to take Surrender Charges either from the remaining value of the Allocation Alternatives and/or the DCA Accounts from which the Partial Withdrawals are made, or from the amount paid to the Owner. If the remaining value in an Allocation Alternative and/or the DCA Accounts is less than the necessary Surrender Charge, the remainder of the charge will be deducted from the amount withdrawn from that Allocation Alternative and/or the DCA Accounts.

     The maximum Surrender Charge will be 7% of the amount withdrawn, up to the amount of Premium Payments made. The percentage of the Surrender Charge varies, depending upon the length of time elapsed between NYLIAC's receipt of a Premium Payment and the withdrawal attributable to such Premium Payment--that is, the number of Payment Years elapsed since the applicable Premium Payment was made. For purposes of calculating the applicable Surrender Charge, Premium Payments will be deemed to be withdrawn on a FIFO basis. Unless required otherwise by state law, the Surrender Charge for amounts withdrawn or surrendered during the first three Payment Years following the Premium Payment to which such withdrawal or surrender is attributable is 7% of the amount withdrawn or surrendered. This charge then declines by 1% per year for each additional Payment Year, until the sixth Payment Year, after which no charge is made, as shown in the following chart:

     AMOUNT OF SURRENDER CHARGE

                        PAYMENT YEAR                          CHARGE
                        ------------                          ------
1-3.........................................................    7%
  4.........................................................    6%
  5.........................................................    5%
  6.........................................................    4%
  7 and later...............................................    0%

     EXCEPTIONS TO SURRENDER CHARGES


     There are a number of exceptions to the imposition of a Surrender Charge. First, for all Policies, the Surrender Charge will only be applied to any amounts withdrawn in any Policy Year which, when added to all other Surrender Charge free withdrawals in that Policy Year, exceed 10% of the Accumulation Value at the time of surrender or withdrawal (the 10% Window). Second, for Policies with accumulated Premium Payments of $100,000 or more, no Surrender Charge will be applied if the total amount withdrawn in any Policy Year is less than or equal to the greater of (a) the 10% Window or (b) the Accumulation Value of the Policy less accumulated Premium Payments. Third, no Surrender Charge will be applied if NYLIAC cancels the Policy. (See "Cancellations" at page 27.) Fourth, no Surrender Charge will be applied when proceeds are paid on the death of the Owner or the Annuitant. Fifth, no Surrender Charge will be applied when an Income Payment Option is selected in any Policy Year after the first Policy Year. Sixth, no Surrender Charge will be applied when the Policy's Required Minimum Distribution option is selected. However, amounts withdrawn under the Required Minimum Distribution option will count against the first exception described above. (See "Periodic Partial Withdrawals" at page 26.) Seventh, no Surrender Charge will be applied for any withdrawals at age 59 1/2 or older if the Policy is tax-qualified and if funds withdrawn from the Policy were acquired as the result of a transfer or rollover of a NYLIAC tax-deferred annuity policy. Finally, no surrender charge will be imposed in connection with withdrawals made in accordance with the terms of the Living Needs Benefit Rider or Unemployment Benefit Rider. (See "Riders" at page 30 of this Prospectus for additional information.)


     OTHER CHARGES


     During the Accumulation Period, NYLIAC imposes certain charges which have been set at a level to recover the cost of providing Policy administration services. All Policies are subject to an administrative fee charged daily as an amount equal, on an annual basis, to .15% of the average daily net asset value of the Separate Account. In addition, an annual Policy service charge is deducted once each Policy Year on the Policy Anniversary or upon Policy surrender if on that date the Accumulation Value does not equal or exceed $20,000. This charge will be the lesser of $30 or 2% of the Accumulation Value at the end of the Policy Year or on the date of surrender, whichever is applicable. The annual Policy service charge is deducted from each Allocation Alternative and each DCA Account (where available) in proportion to its percentage of the Accumulation Value on the Policy Anniversary. These charges are intended to offset the administrative expenses associated with the Policies, e.g., the costs of collecting, processing, and confirming Premium Payments. They are also intended to offset the cost of establishing and maintaining the available methods of payment.


     NYLIAC also imposes risk charges to compensate it for bearing certain mortality and expense risks under the Policies. The Policies contain guaranteed minimum monthly fixed Income Payment amount tables. NYLIAC promises to continue to make Income Payments to each Owner determined according to those tables and other provisions contained in the Policy regardless of how long the Annuitant lives and regardless of how long all Annuitants as a group live. Thus, neither an Annuitant's own longevity nor a greater improvement in life expectancy than that anticipated in those tables will have an adverse effect on the Income Payments received by the Owner under the Policy. Therefore, the Annuitant is relieved of the risk of outliving the funds accumulated for retirement. That risk is NYLIAC's. A risk also arises from NYLIAC's guarantee of a minimum death benefit during the Accumulation Period. (See "Death Before Annuity Commencement" at page 27.) In addition, NYLIAC assumes the risk that the charges for providing Policy administration services to Owners and Annuitants may be insufficient to cover the actual costs incurred by NYLIAC. Moreover, NYLIAC does not anticipate that the Surrender Charges on withdrawals and surrenders will generate sufficient funds to pay the distribution expenses. If these charges are insufficient to cover those expenses, the deficiency will be met from NYLIAC's general funds, including amounts derived from the risk charges that are not needed for expenses actually incurred. For assuming these risks, NYLIAC makes a daily charge equal to a percentage of the value of the net assets in the Separate Account. This charge is equal, on an annual basis, to 1.25% (of which .75% is attributable to mortality risks and .50% to expense risks) of the daily net asset values. If these charges are insufficient to cover actual costs and assumed risks, the loss will fall on NYLIAC. Conversely, if the charges prove more than sufficient, any excess will be added to NYLIAC's general funds. NYLIAC guarantees that these charges will not be increased.

     The value of the assets in the Separate Account will reflect the value of Fund shares and, therefore, the fees and expenses paid by the Funds, which are described in the relevant Fund's prospectus. The fees and expenses paid by the Funds are not fixed or specified under the terms of the Policy and they may vary from year to year.

     GROUP AND SPONSORED ARRANGEMENTS


     For certain group or sponsored arrangements, we may reduce the Surrender Charge and the Policy service charge or change the minimum initial Premium Payment, and the minimum additional Premium Payment requirements. Group arrangements include those in which a trustee or an employer, for example, purchases Policies covering a group of individuals on a group basis. Sponsored arrangements include those in which an employer allows us to sell Policies to its employees or retirees on an individual basis.


     Our costs for sales, administration, and mortality generally vary with the size and stability of the group among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, including our requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy Policies or that have been in existence less than six months will not qualify for reduced charges.


     We will make any reductions according to our rules in effect when a request for a Policy is approved. We may change these rules from time to time. Any variation in the Surrender Charge or Policy service charge will reflect differences in costs or services and will not be unfairly discriminatory.


     TAXES

     NYLIAC may, where such taxes are imposed by state law, deduct premium taxes relative to the Policy either (i) when a surrender or cancellation occurs, or
(ii) at the Annuity Commencement Date. Applicable premium tax rates depend upon such factors as the Owner's current state of residency, and the insurance laws and the status of NYLIAC in states where premium taxes are incurred. Current premium tax rates range from 0% to 3.5%. Applicable premium tax rates are subject to change by legislation, administrative interpretations or judicial acts.

     Under present laws, NYLIAC will incur state and local taxes (in addition to the premium taxes described above) in several states. At present, these taxes are not significant. If they increase, however, NYLIAC may make charges for such taxes.


     NYLIAC does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the Policies. (See "Federal Tax Matters" at page 33.) Based upon these expectations, no charge is being made currently to the Separate Account for corporate federal income taxes which may be attributable to the Separate Account.


     NYLIAC will review the question of a charge to the Separate Account for corporate federal income taxes periodically. Such a charge may be made in future years for any federal income taxes incurred by NYLIAC. This might become necessary if the tax treatment of NYLIAC is ultimately determined to be other than what NYLIAC currently believes it to be, if there are changes made in the federal income tax treatment of annuities at the corporate level, or if there is a change in NYLIAC's tax status. In the event that NYLIAC should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the Policies, the Accumulation Value of the Policies would be correspondingly adjusted by any provision or charge for such taxes.

                         DISTRIBUTIONS UNDER THE POLICY

     SURRENDERS AND WITHDRAWALS


     The Owner may make a Partial Withdrawal, Periodic Partial Withdrawal, Hardship Withdrawal or surrender the Policy to receive part or all of the Accumulation Value at any time before the Annuity Commencement Date and while the Annuitant is living, by sending a written request to MainStay Annuities. In addition, Partial Withdrawals and Periodic Partial Withdrawals may be requested by telephone. (See "Procedures for Telephone Transactions" at page 21.) The amount available for withdrawal is the Accumulation Value at the end of the Valuation Period during which the written or telephonic surrender or withdrawal request is received by us, less any outstanding loan balance, any Surrender Charges and any premium taxes which we may deduct, less Policy service charge, if applicable. The Policy service charge, if applicable, will be the lesser of $30 or 2% of the Accumulation Value at the end of the Policy Year or on the date of surrender, whichever is applicable. If at the time the Owner makes a withdrawal or surrender request, he or she has not provided NYLIAC with a written election not to have federal income taxes withheld, NYLIAC must by law withhold such taxes from the taxable portion of any surrender or withdrawal, and remit that amount to the federal government. In addition, some states have enacted legislation requiring withholding. All surrenders or withdrawals will be paid within seven days of receipt of all documents (including documents necessary to comply with federal and state tax law), subject to postponement in certain circumstances. (See "Delay of Payments" at page 29.)


     Since the Owner assumes the investment risk with respect to amounts allocated to the Separate Account and because certain surrenders or withdrawals are subject to a Surrender Charge and premium tax deduction, the total amount paid upon surrender of the Policy (taking into account any prior withdrawals) may be more or less than the total Premium Payments made.


     Surrenders and withdrawals may be taxable transactions, and the Internal Revenue Code provides that a 10% penalty tax may be imposed on certain early surrenders or withdrawals. (See "Federal Tax Matters--Taxation of Annuities in General" at pages 33 and 34.)


     (a) Surrenders


     A Surrender Charge and any state premium tax, if applicable, less any outstanding loan balance, and less the charge for Policy administration expenses, if applicable, may be deducted from the amount paid. The Policy administration expense charge will be the lesser of $30 or 2% of the Accumulation Value at the end of the Policy Year or on the date of surrender, whichever is applicable. The proceeds will be paid in a lump sum to the Owner unless the Owner elects a different Income Payment method. (See "Income Payments" at page 28.) Surrenders may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "Federal Tax Matters--Taxation of Annuities in General" at pages 33 and 34.)


     (b) Partial Withdrawals


     The minimum amount that can be withdrawn is $500, unless we agree otherwise. The amount will be withdrawn from the Allocation Alternatives and/or the DCA Accounts (where available) in accordance with the Owner's request. If the Owner does not specify how to allocate a Partial Withdrawal among the Allocation Alternatives and/or the DCA Accounts (where available), NYLIAC will allocate the Partial Withdrawal on a pro-rata basis. Partial Withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "Federal Tax Matters--Taxation of Annuities in General" at pages 33 and 34.)



     If the requested Partial Withdrawal is greater than the value in any of the Allocation Alternatives and/or the DCA Accounts from which the Partial Withdrawal is being made, NYLIAC will pay the entire value of that Allocation Alternative and/or the DCA Accounts, less any Surrender Charge that may apply, to the Owner. NYLIAC will not process Partial Withdrawal requests if honoring such requests would result in an Accumulation Value of less than $2,000.


     (c) Periodic Partial Withdrawals


     The Owner may elect to receive regularly scheduled Partial Withdrawals from the Policy. These Periodic Partial Withdrawals may be paid on a monthly, quarterly, semi-annual, or annual basis. The Owner will elect the frequency of the withdrawals, and the day of the month for the withdrawals to be made. NYLIAC will make all withdrawals on the day of each calendar month specified by the Owner, or on the next Business Day. The Owner must specify the Investment Divisions and/or the Fixed Account from which the Periodic Partial Withdrawals will be made. The minimum Periodic Partial Withdrawal under this program is $100, or such lower amount as we may permit. Periodic Partial Withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "Federal Tax Matters--Taxation of Annuities in General" at pages 33 and 34.) If the Owner does not specify otherwise, NYLIAC will withdraw money on a pro-rata basis from each Investment Division and/or the Fixed Account. Periodic Partial Withdrawals may not be made from the DCA Accounts.


     The Owner may elect to receive "Interest Only" Periodic Partial Withdrawals for the interest earned on monies allocated to the Fixed Account. If this option is chosen, the $100 minimum for Periodic Partial Withdrawals will be waived. However, there must be at least $5,000 in the Fixed Account at the time of each Periodic Partial Withdrawal, unless we agree otherwise. This option will void the Fixed Account Initial Premium Guarantee, described at page 31.

     (d) Hardship Withdrawals

     Under certain Qualified Policies, the Plan Administrator may allow, in its sole discretion, certain withdrawals it determines to be "Hardship Withdrawals." The Surrender Charge and 10% penalty tax, if applicable, and provisions applicable to Partial Withdrawals apply to Hardship Withdrawals. For all Policies, the Surrender Charge will only be applied to any amounts withdrawn in any Policy Year which, when added to all other Surrender Charge free withdrawals in that Policy Year, exceed the 10% Window. For Policies with accumulated Premium Payments of $100,000 or more, the Surrender Charge will not apply if the amount of the Hardship Withdrawal is less than or equal to the gain in the Policy which is measured as the Accumulation Value of the Policy less accumulated Premium Payments.


     REQUIRED MINIMUM DISTRIBUTION


     For IRAs and IRA SEPs, the Owner is generally not required to elect the Required Minimum Distribution Option until April 1st of the year following the calendar year he or she attains age 70 1/2. For TSAs, the Owner is generally not required to elect the Required Minimum Distribution Option until April 1st of the year following the calendar year he or she attains age 70 1/2 or until April 1st of the year following the calendar year he or she retires, whichever occurs last.

     CANCELLATIONS

     NYLIAC may, in its sole discretion, subject to any applicable state insurance law or regulation, cancel a Policy if no Premium Payments are made for two or more Policy Years in a row, and both (a) the total Premium Payments made, less any Partial Withdrawals and any Surrender Charges, and (b) the Accumulation Value, are less than $2,000. If such a cancellation occurs, NYLIAC will pay the Owner the Accumulation Value. We will notify you of our intention to exercise this right and give you 90 days to make a Premium Payment.

     ANNUITY COMMENCEMENT DATE

     The Annuity Commencement Date is the date specified on the Policy Data Page. The Annuity Commencement Date is the day that Income Payments are scheduled to commence under the Policy unless the Policy has been surrendered or an amount has been paid as proceeds to the designated Beneficiary prior to that date. The Owner may change the Annuity Commencement Date to an earlier date by providing written notice to NYLIAC. The Owner may defer the Annuity Commencement Date to a later date agreed to by NYLIAC, provided that written notice of the request is received by NYLIAC at least one month before the last selected Annuity Commencement Date. The Annuity Commencement Date and Income Payment method for Qualified Policies may also be controlled by endorsements, the plan, or applicable law. The Surrender Charge will be waived if the Life Income Payment Option is selected after the first Policy Anniversary.

     DEATH BEFORE ANNUITY COMMENCEMENT


     If an Owner or Annuitant dies prior to the Annuity Commencement Date, an amount will be paid as proceeds to the designated Beneficiary, as of the date proof of death and all requirements necessary to make the payment are received. That amount will be the greater of (a) the Accumulation Value, less any outstanding loan balance, (b) the sum of all Premium Payments made, less any outstanding loan balance, less any Partial Withdrawals and Surrender Charges on those Partial Withdrawals or, (c) the "reset value" plus any additional Premium Payments made since the most recent "Reset Anniversary," less any outstanding loan balance, less any Partial Withdrawals made since the most recent Reset Anniversary and any Surrender Charges applicable to such Partial Withdrawals. Commencing on October 1, 1998, in states where approved, the reset value, with respect to any Policy, is recalculated every year

(six years in Texas) from the date of the initial Premium Payment ("Reset Anniversary") until the Owner or Annuitant reaches age 85. For all other Policies, the reset value is calculated every three years from the date of the initial Premium Payment until the Owner or Annuitant reaches age 85. The reset value is calculated on the Reset Anniversary and is based on a comparison between (a) the current Reset Anniversary's Accumulation Value, and (b) the prior Reset Anniversary's value, plus any premiums since the prior Reset Anniversary date, less any Partial Withdrawals and surrender charges on those Partial Withdrawals since the last Reset Anniversary date. The greater of the compared values will be the new reset value. The formula guarantees that the amount paid will at least equal the sum of all Premium Payments (less any outstanding loan balance, Partial Withdrawals and Surrender Charges on such Partial Withdrawals), independent of the investment experience of the Separate Account. The Beneficiary may receive the amount payable in a lump sum or under any life income payment option which is then available. If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion from each Allocation Alternative and the DCA Account in which the Policy is invested as of the date proof of death and all requirements necessary to make the payment to that Beneficiary is received. Please consult with your registered representative regarding the reset value that is available under your particular Policy.


     If an Owner or Annuitant dies before the Annuity Commencement Date, the Policy will no longer be in force and we will pay as proceeds to the Beneficiary an amount which is the greater of "(a)," "(b)," or "(c)" as they are described in the preceding paragraph. Payment will be made in a lump sum to the Beneficiary unless the Owner has elected or the Beneficiary elects otherwise in a signed written notice which gives us the facts that we need. If such an election is properly made, all or part of these proceeds will be:

          (i) applied under the Life Income Payment Option to provide an immediate annuity for the Beneficiary who will be the Owner and Annuitant; or


          (ii) applied under another Income Payment option we may offer at the time. Payments under the annuity or under any other method of payment we make available must be for the life of the Beneficiary, or for a number of years that is not more than the life expectancy of the Beneficiary at the time of the Owner's death (as determined for federal tax purposes), and must begin within one year after the Owner's death. (See "Income Payments" below.)



     If the Owner's spouse is the Beneficiary, the proceeds can be paid to the surviving spouse if the Owner dies before the Annuity Commencement Date or the Policy can continue with the Owner's surviving spouse as the new Owner, and, if the Owner was the Annuitant, as the Annuitant. If a Policy is jointly owned, ownership rights and privileges under the Policy must be exercised jointly and benefits under the Policy will be paid upon the death of any joint owner. (See "Federal Tax Matters--Taxation of Annuities in General" at pages 33 and 34.)


     If the Annuitant and, where applicable under another Income Payment option, the Joint Annuitant, if any, die after the Annuity Commencement Date, NYLIAC will pay the sum required by the Income Payment option in effect.


     Any distribution or application of Policy proceeds will be made within 7 days after NYLIAC receives all documents (including documents necessary to comply with federal and state tax law) in connection with the event or election that causes the distribution to take place, subject to postponement in certain circumstances. (See "Delay of Payments" at page 29.)


     INCOME PAYMENTS

     (a) Election of Income Payment Options


     Income Payments will be made under the Life Income Payment Option or under such other option we may offer at that time where permitted by state laws. We will require that a lump sum payment be made if the Accumulation Value is less than $2,000. At any time before the Annuity Commencement Date, the Owner may change the Income Payment option or request any other method of payment agreeable to NYLIAC. If the Life Income Payment Option is chosen, proof of birth date may be required before Income Payments begin. For Income Payment options involving life income, the actual age of the Annuitant will affect the amount of each payment. Since payments based on older annuitants are expected to be fewer in number, the amount of each annuity payment shall be greater. Payments under the Life Income Payment Option will always be in the same specified amount and will be paid over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. NYLIAC does not currently offer variable Income Payment Options.


     Under Income Payment Options involving life income, the Payee may not receive Income Payments equal to the total Premium Payments if the Annuitant dies before the actuarially predicted date of death. Income Payment Options involving life income are based on annuity tables that vary on the basis of gender, unless the Policy was issued under an employer sponsored plan or in a state which requires unisex rates.

     (b) Other Methods of Payment


     If NYLIAC agrees, the Owner (or the Beneficiary upon the death of the Annuitant or the Owner prior to the Annuity Commencement Date) may choose to have Income Payments made under some other method of payment or in a lump sum.


     (c) Proof of Survivorship

     Satisfactory proof of survival may also be required, from time to time before any Income Payments or other benefits will be paid. The proof will be requested at least 30 days prior to the next scheduled benefit payment date.

     DELAY OF PAYMENTS

     Payment of any amounts due from the Separate Account under the Policy will occur within seven days of the date NYLIAC receives all documents (including documents necessary to comply with federal and state tax law) in connection with a request unless:

          1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

          2. An emergency exists as defined by the Securities and Exchange Commission;

          3. The Securities and Exchange Commission permits a delay for the protection of security holders; or

          4. The check used to pay the premium has not cleared through the banking system. This may take up to 15 days.

     For the same reasons, transfers from the Separate Account to the Fixed Account may be delayed.


     Payments of any amount due from the Fixed Account and/or the DCA Program may also be delayed. When permitted by law, we may defer payment of any Partial Withdrawal or full surrender request for up to six months from the date of surrender from the Fixed Account and/or the DCA Program. Interest of at least 3.5% per year will be paid on any Partial Withdrawal or full surrender request deferred for 30 days or more.


     DESIGNATION OF BENEFICIARY

     The Owner may name, in a written form acceptable to us, one or more Beneficiaries. Thereafter, before the Annuity Commencement Date and while the Annuitant is living, the Owner may change the Beneficiary by written notice in a form acceptable to NYLIAC. If before the Annuity Commencement Date, the Annuitant dies before the Owner and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to the Owner. If the Owner is the Annuitant, the proceeds pass to the Owner's estate. However, if the Owner who is not the Annuitant dies before the Annuity Commencement Date, and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to the Owner's estate.


     For policies issued with respect to a Policy Request, the Beneficiary will be the Owner or estate thereof until the Beneficiary is designated as described under "Issuing the Policy and Premium Payments" at page 19.


     RESTRICTIONS UNDER INTERNAL REVENUE CODE SECTION 403(B)(11)

     Distributions attributable to salary reduction contributions made in years beginning after December 31, 1988 (including the earnings on these contributions), as well as to earnings in such years on salary reduction accumulations held as of the end of the last year beginning before January 1, 1989, may not begin before the employee attains age 59 1/2, separates from service, dies or becomes disabled. The plan may also provide for distribution in the case of hardship. However, hardship distributions are limited to amounts contributed by salary reduction; the earnings on such amounts may not be withdrawn. Even though a distribution may be permitted under these rules (e.g. for hardship or after separation from service), it may nonetheless be subject to a 10% additional income tax as a premature distribution. To the extent that these limitations on distributions conflict with the redeemability provisions of the Investment Company Act, NYLIAC relies upon a November 28, 1988 letter for exemptive relief.

     Under the terms of your plan, you may have the option to invest in other 403(b) funding vehicles, including 403(b)(7) custodial accounts. You should consult your plan document to make this determination.

     LOANS

     Under your 403(b) Policy, you may borrow against your Policy's Accumulation Value after the first Policy Year and prior to the Annuity Commencement Date. Unless we agree otherwise, only one loan may be outstanding at a time. A minimum Accumulation Value of $5,000 must remain in the Policy. The minimum loan amount is $500. The maximum loan that may be taken is the lesser of: (a) 50% of the Policy's Accumulation Value on the date of the loan or (b) $50,000. A loan processing fee of $25 will be withdrawn from the Accumulation Value on a pro rata basis, unless prohibited by applicable state law or regulation. If on the date of the loan you do not have a Fixed Accumulation Value equal to at least 125% (110% in New York) of the loan amount, sufficient Accumulation Value will be transferred from the Investment Divisions on a pro rata basis so that the Fixed Accumulation Value equals 125% (110% in New York) of the loan amount. While a loan is outstanding no Partial Withdrawals or transfers may be made which would reduce the Fixed Accumulation Value to an amount less than 125% (110% in New York) of the outstanding loan balance.


     For plans not subject to the Employee Retirement Income Security Act of 1974 ("ERISA"), the interest rate paid by the Owner of the loan will equal 5%. The assets being held in the Fixed Account to secure the loan will be credited with the minimum guaranteed interest rate of 3%. For plans subject to ERISA, the interest charged on the loan will be applied at the then current Prime Rate plus 1%. The money being held in the Fixed Account to secure the loan will be credited with a rate of interest that is the Prime Rate less 1%, but will always be at least equal to the minimum guaranteed interest rate of 3%. For all plans, interest will be assessed in arrears as part of the periodic loan repayments.

     The loan must be repaid on a periodic basis at a frequency not less frequently than quarterly and over a period no greater than five years from the date it is taken. If a loan repayment is in default we will withdraw the amount in default from the Fixed Accumulation Value to the extent permitted by Federal income tax rules. Such a repayment will be taken on a FIFO basis from amounts allocated to the Fixed Account.

     Loans to acquire a principal residence are permitted under the same terms described above, except that:

          (a) the minimum loan amount is $5,000; and

          (b) repayment of the loan amount may be extended to a maximum of twenty-five years.

     Any outstanding loan balance will be deducted from the Fixed Accumulation Value prior to payment of a surrender or the commencement of the annuity benefits. On death of the Owner or Annuitant, any outstanding loan balance will be deducted from the Fixed Accumulation Value as a Partial Withdrawal as of the date the notice of death is received.

     Loans are subject to the terms of the Policy, your 403(b) Plan and the Code, which may impose restrictions upon them. We reserve the right to suspend, modify, or terminate the availability of loans under this Policy at any time. However, any action taken by us will not affect already outstanding loans.

     RIDERS


     For no additional Premium Payment, two riders are included: an Unemployment Benefit Rider, for Non-Qualified and IRA Policies, and a Living Needs Benefit Rider, for all types of Policies. Both riders provide for an increase in the amount that can be withdrawn from your Policy which will not be subject to the imposition of a Surrender Charge upon the occurrence of certain qualifying events. The riders are only available in those states where they have been approved. Please consult with your Registered Representative regarding the availability of these riders in your state.


     (a) Living Needs Benefit Rider

     If the Annuitant enters a nursing home, becomes terminally ill or disabled, you as Owner, may be eligible to receive all or a portion of the Accumulation Value without paying a Surrender Charge. There is no additional charge for this, and as the Owner you are automatically entitled to this benefit if it is approved by your state. The Policy must have been inforce for at least one year and have a minimum cash value of $5,000. Withdrawals will be taxable to the extent of gain and, prior to age 59 1/2, may be subject to a 10% IRS penalty. This rider is in effect in all states where approved.

     (b) Unemployment Benefit Rider

     For all Non-Qualified Policies and IRAs, if you as Owner of the Policy become unemployed, you may be eligible to increase the amount that can be withdrawn from your Policy up to 50% without paying contract Surrender Charges. There is no additional charge for this, and as Owner you are automatically entitled to this benefit if it is approved by your state. This rider can only be used once. The Policy must have been inforce for at least one year and have a minimum cash value of $5,000. Withdrawals may be taxable transactions and, prior to age 59 1/2, may be subject to a 10% IRS penalty. This rider is in effect in all states where approved.

                               THE FIXED ACCOUNT


     The Fixed Account is supported by the assets in NYLIAC's general account, which includes all of NYLIAC's assets except those assets specifically allocated to NYLIAC's separate accounts. NYLIAC has sole discretion to invest the assets of the Fixed Account subject to applicable law. The Fixed Account is not registered under the Securities Act of 1933, and the Fixed Account is not registered as an investment company under the Investment Company Act of 1940. Accordingly neither the Fixed Account nor any interests therein are generally subject to the provisions of these statutes, and NYLIAC has been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in this Prospectus relating to the Fixed Account. These disclosures regarding the Fixed Account may, however, be subject to certain applicable provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


     (a) Interest Crediting


     NYLIAC guarantees that it will credit interest at an effective rate of at least 3% to amounts allocated or transferred to the Fixed Account under the Policies. NYLIAC may, AT ITS SOLE DISCRETION, credit a higher rate or rates of interest to amounts allocated or transferred to the Fixed Account. Interest rates will be set on the anniversary of each Premium Payment or transfer and all Premium Payments and additional amounts (including transfers from other Investment Divisions) allocated to the Fixed Account, plus prior interest earned on such amounts, will receive their applicable interest rate for one year periods from the anniversary on which the allocation or transfer was made.


     (b) Transfers to Investment Divisions

     Amounts may be transferred from the Fixed Account to the Investment Divisions up to 30 days prior to the Annuity Commencement Date, subject to the following conditions.

          1. An amount NOT GREATER THAN 20% of the Fixed Accumulation Value at the beginning of the Policy Year may be transferred during that Policy Year from the Fixed Account to the Investment Divisions.

          2. Transfers of at least the minimum amount are permitted. The minimum amount that may be transferred from the Fixed Account to the Investment Divisions is the lesser of (i) $500 or (ii) the Fixed Accumulation Value, unless we agree otherwise. (Additionally, the remaining values in the Fixed Account must be at least $500. If, after a contemplated transfer, the remaining values in the Fixed Account would be less than $500, that amount must be included in the transfer, unless NYLIAC in its discretion determines otherwise. Amounts transferred from the Fixed Account will be determined on a FIFO basis, for purposes of determining the rate at which interest will be credited on monies remaining in the Fixed Account.)


     Except as part of an existing request relating to the Dollar Cost Averaging option, the Interest Sweep option or the DCA Program (where available), money may not be transferred into the Fixed Account if a transfer was made out of the Fixed Account during the previous six-month period. Unlimited transfers are permitted each Policy Year, although we reserve the right to impose a charge of up to $30 (or a lesser amount if required by state law) per transfer for each transfer in excess of twelve transfers in any Policy Year.


     Transfer requests must be in writing on a form approved by NYLIAC or by telephone in accordance with established procedures. For a more detailed discussion of procedures that may be used for requesting transfers by telephone, please see "Procedures for Telephone Transactions" at page 21 of this Prospectus.

     Partial withdrawals will be deducted and any Surrender Charges will be applied to the Fixed Account on a FIFO basis (i.e., from any value in the Fixed Account attributable to Premium Payments or transfers from Investment Divisions in the same order in which such payments or transfers were allocated to the Fixed Account during the life of the Policy). NYLIAC will also determine such partial withdrawals on a FIFO basis, for purposes of determining the rate at which interest will be credited on any monies remaining in the Fixed Account.

     (c) Fixed Account Initial Premium Guarantee


     NYLIAC guarantees that upon any surrender of a Policy, the Owner will receive an amount equal to at least that portion of the initial Premium Payment which was initially allocated to the Fixed Account. However, this guarantee will not apply if the Owner transfers any amount out of the Fixed Account (except transfers made under the Interest Sweep option) or makes any Partial Withdrawals from the Fixed Account, a DCA Account or the Separate Account.

                                THE DCA PROGRAM



     THE DCA PROGRAM WILL BE AVAILABLE ON OCTOBER 1, 1998 IN STATES WHERE APPROVED. Like the Fixed Account, the DCA Accounts are also supported by the assets in NYLIAC's general account. The DCA Accounts are not registered under the Securities Act of 1933 and the DCA Accounts are not registered as investment companies under the Investment Company Act of 1940. The information contained in the first paragraph under "The Fixed Account" on page 31, is equally applicable to the DCA Accounts.



     (a) Interest Crediting



     NYLIAC will set interest rates in advance at least once a year for each date on which Premium Payments may be received for allocations to a DCA Account. The rate will never be less than 3%. Premium Payments into a DCA Account will receive the applicable interest rate as of the Business Day we receive the Premium Payment. Interest rates for subsequent Premium Payments made into the same DCA Account may be different from the rate applied to the Premium Payment initially made into the DCA Account.



     (b) DCA Accounts



     This program permits the Owner to set up automatic dollar cost averaging using the 6-month, 12-month and/or 18-month DCA Account when an initial Premium Payment or a subsequent Premium Payment is made. As with the Dollar Cost Averaging option, by allocating amounts on a regular schedule to the Allocation Alternatives, the Owner may be less susceptible to the impact of market fluctuations. However, there is no assurance that dollar cost averaging will guarantee a profit. The Owner is still subject to risk of loss in a declining market. The DCA Program may be requested in addition to the Dollar Cost Averaging, Automatic Asset Reallocation, or Interest Sweep options.



     The Owner may enroll in the DCA Program by allocating at least $5,000 to one or more DCA Accounts and specifying the Investment Divisions into which transfers from the DCA Accounts are to be made. However, in no event may the Owner select a DCA Account the duration of which extends beyond the Annuity Commencement Date. Amounts in the DCA Accounts will be transferred to the Investment Divisions in 6 monthly transfers if the 6-month DCA Account is selected, in 12 monthly or 4 quarterly transfers if the 12-month DCA Account is selected or in 18 monthly or 6 quarterly transfers if the 18-month DCA Account is selected. For monthly transfers, dollar cost averaging will begin one month from the date on which the Premium Payment is received by NYLIAC and transfers will be made on the same day each subsequent month for the duration of the DCA Account. For quarterly transfers, dollar cost averaging will begin three months from the date on which the Premium Payment is received by NYLIAC and transfers will be made on the same day every subsequent three month period for the duration of the DCA Account. The amount of each transfer will be calculated at the time of the transfer based on the number of remaining monthly or quarterly transfers and the remaining value in a DCA Account. For example, the amount of the first monthly transfer out of a 6-month DCA Account will equal 1/6 of the value of the DCA Account on the date of the transfer. The amount of each of the five remaining transfers will equal 1/5, 1/4, 1/3, 1/2 and the balance, respectively, of the value of the DCA Account on the date of each transfer.



     The Owner may have a 6-month, a 12-month, and an 18-month DCA Account open simultaneously in accordance with established procedures. However, the Owner may not have more than one DCA Account with the same duration open at the same time. Accordingly, any subsequent Premium Payment received by NYLIAC for a duration that is already open will be allocated to that same DCA Account already opened. The entire value of the DCA Account will be completely transferred to the Investment Divisions within the duration specified. For example, if an initial Premium Payment is allocated to the 12-month DCA Account under which the 12-month term will end on December 31, 1998 and NYLIAC is instructed to apply a subsequent Premium Payment to the 12-month DCA Account before December 31, 1998, the subsequent Premium Payment will be allocated to the same 12-month DCA Account already opened and the entire value of the Account will be transferred out of the 12-month DCA Account to the Investment Divisions by December 31, 1998 even though a portion of the money was not in the DCA Account for the entire 12-month period.



     Partial Withdrawals and transfers (in addition to the automatic transfers described above) may be made from the DCA Accounts. Partial Withdrawals and transfers will be made first from the DCA Program Accumulation Value attributed to the initial Premium Payment and then from the DCA Program Accumulation Value attributed to subsequent allocations in the order received.



     Transfers may not be made into the DCA Accounts from any Allocation Alternative.

                              FEDERAL TAX MATTERS

     INTRODUCTION

     THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. The Qualified Policies are designed for use by individuals in retirement plans which are intended to qualify as plans qualified for special income tax treatment under Sections 219, 403, 408, 408A or 457 of the Code. The ultimate effect of federal income taxes on the Accumulation Value, on Income Payments and on the economic benefit to the Owner, the Annuitant or the Beneficiary depends on the type of retirement plan for which the Qualified Policy is purchased, on the tax and employment status of the individual concerned and on NYLIAC's tax status. The following discussion assumes that Qualified Policies are used in retirement plans that qualify for the special federal income tax treatment described above. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under a Policy. Any person concerned about these tax implications should consult a competent tax adviser before making a Premium Payment. This discussion is based upon NYLIAC's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. No representation is made as to the likelihood of continuation of the present federal income tax laws or of the current interpretations by the Internal Revenue Service, which may change from time to time without notice. Any such change could have retroactive effects regardless of the date of enactment. Moreover, no attempt has been made to consider any applicable state or other tax laws except with respect to the imposition of any state premium taxes. We suggest you consult with your tax adviser.

     TAXATION OF ANNUITIES IN GENERAL

     The following discussion assumes that the Policies will qualify as annuity contracts for federal income tax purposes. The Statement of Additional Information discusses such qualifications.

     Section 72 of the Code governs taxation of annuities in general. NYLIAC believes that an annuity contract owner generally is not taxed on increases in the value of a policy until distribution occurs either in the form of a lump sum received by withdrawing all or part of the Accumulation Value (i.e., surrenders or Partial Withdrawals) or as Income Payments under the Income Payment option elected. The exception to this rule is that generally, an Owner of any deferred annuity Policy who is not a natural person must include in income any increase in the excess of the Owner's Accumulation Value over the Owner's investment in the contract during the taxable year. However, there are some exceptions to this exception and you may wish to discuss these with your tax counsel. The taxable portion of a distribution (in the form of an annuity or lump sum payment) is generally taxed as ordinary income. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Accumulation Value generally will be treated as a distribution.

     In the case of a withdrawal or surrender distributed to a participant or Beneficiary under a Qualified Policy (other than a Qualified Policy used in a retirement plan that qualifies for special federal income tax treatment under
Section 457 of the Code as to which there are special rules), a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the contract to the total policy value. The "investment in the contract" generally equals the portion, if any, of any Premium Payments paid by or on behalf of an individual under a Policy which is not excluded from the individual's gross income. For Policies issued in connection with qualified plans, the "investment in the contract" can be zero. The law requires the use of special simplified methods to determine the taxable amount of payments that are based in whole or in part on the Annuitant's life and that are paid from qualified retirement plans under Section 401(a) and from qualified annuities and Tax Sheltered Annuities under Sections 403(a) and 403(b).

     Generally, in the case of a withdrawal under a Non-Qualified Policy before the Annuity Commencement Date, amounts received are first treated as taxable income to the extent that the Accumulation Value immediately before the withdrawal exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable.

     Although the tax consequences may vary depending on the Income Payment option elected under the Policy, in general, only the portion of the Income Payment that represents the amount by which the Accumulation Value exceeds the "investment in the contract" will be taxed; after the investment in the Policy is recovered, the full amount of any additional Income Payments is taxable. For Fixed Income Payments, in general, there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the Income Payments for the term of the payments; however, the remainder of each Income Payment is taxable until the recovery of the investment in the contract, and thereafter the full amount of each annuity payment is taxable. If death occurs before full recovery of the investment in the contract, the unrecovered amount may be deducted on the annuitant's final tax return.

     In the case of a distribution pursuant to any Policy, there may be imposed a penalty tax equal to 10% of the amount treated as taxable income. The penalty tax is not imposed in certain circumstances, including, generally, distributions: (1) made on or after the date on which the taxpayer is actual age 59 1/2, (2) made as a result of the Owner's or Annuitant's death or disability, or (3) received in substantially equal installments paid at least annually as a life annuity. Other tax penalties may apply to certain distributions pursuant to a Qualified Policy.

     All non-qualified, deferred annuity contracts issued by NYLIAC (or its affiliates) to the same Owner during any calendar year are to be treated as one annuity contract for purposes of determining the amount includable in an individual's gross income. In addition, there may be other situations in which the Treasury Department may conclude (under its authority to issue regulations) that it would be appropriate to aggregate two or more annuity contracts purchased by the same Owner. Accordingly, an Owner should consult a competent tax adviser before purchasing more than one Policy or other annuity contract.

     A transfer of ownership of a Policy, or designation of an Annuitant or other Beneficiary who is not also the Owner, may result in certain income or gift tax consequences to the Owner that are beyond the scope of this discussion. An Owner contemplating any transfer or assignment of a Policy should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

     QUALIFIED PLANS

     The Qualified Policy is designed for use with several types of qualified plans. The tax rules applicable to participants and beneficiaries in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions (including special rules for certain lump sum distributions to individuals who attained the age of 50 by January 1,
1986). Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified minimum distribution rules and in certain other circumstances. Therefore, NYLIAC makes no attempt to provide more than general information about use of the Policies with the various types of qualified plans. Owners and participants under qualified plans as well as Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Policy issued in connection therewith. Purchasers of Policies for use with any qualified plan should seek competent legal and tax advice regarding the suitability of the Policy therefore.

          (a) Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase annuity policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes.

          (b) Individual Retirement Annuities. Sections 219 and 408 of the Code permit individuals or their employers to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA", including an employer-sponsored Simplified Employee Pension or "SEP". Individual Retirement Annuities are subject to limitations on the amount which may be contributed and deducted and the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed into Individual Retirement Annuities on a tax-deferred basis.

          (c) Roth Individual Retirement Annuities. Section 408A of the Code permits individuals with incomes below a certain level to contribute to an individual retirement program known as a "Roth Individual Retirement Annuity" or "Roth IRA." Roth IRAs are subject to limitations on the amount that may be contributed. Contributions to Roth IRAs are not deductible, but distributions from Roth IRAs that meet certain requirements are not included in gross income. Certain individuals are eligible to convert their existing non-Roth IRAs into Roth IRAs. They will be subject to income tax at the time of conversion.

          (d) Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities and tax exempt organizations which enjoy special treatment. The Policies can be used with such plans. Under such plans, a participant may specify the form of investment in which his or her participation will be made. Such investments are generally owned by, and are subject to, the claims of the general creditors of the sponsoring employer, except that Section 457 plans of state and local government must be held and used for the exclusive benefit of participants and beneficiaries in a trust or annuity contract.

                          DISTRIBUTOR OF THE POLICIES


     NYLIFE Distributors Inc. ("NYLIFE Distributors"), 51 Madison Avenue, New York, New York 10010, is the principal underwriter and the distributor of the Policies and is an indirect wholly-owned subsidiary of New York Life. The maximum commission paid to broker-dealers who have entered into dealer agreements with NYLIFE Distributors is not expected to exceed 7%. A portion of this amount will be paid as commissions to registered representatives.


                                 VOTING RIGHTS

     The Funds are not required to hold routine annual stockholder meetings. Each Fund's Board of Directors/Trustees has decided not to hold routine annual stockholder meetings. Special stockholder meetings will be called when necessary. Not holding routine annual meetings will result in Owners having a lesser role in governing the business of the Funds.

     To the extent required by law, the Eligible Portfolio shares held in the Investment Divisions of the Separate Account will be voted by NYLIAC at special shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Investment Division. If, however, the Investment Company Act of 1940 or any regulation thereunder should be amended, or if the present interpretation thereof should change, and as a result, NYLIAC determines that it is allowed to vote the Eligible Portfolio shares in its own right, NYLIAC may elect to do so.

     The number of votes which are available to an Owner will be calculated separately for each Investment Division of the Separate Account. That number will be determined by applying his or her percentage interest, if any, in a particular Investment Division to the total number of votes attributable to the Investment Division.

     Prior to the Annuity Commencement Date, the Owner holds a voting interest in each Investment Division to which Policy Value is allocated. The number of votes which are available to an Owner will be determined by dividing the Accumulation Value attributable to an Investment Division by the net asset value per share of the applicable Eligible Portfolios.

     The number of votes of the Eligible Portfolio which are available will be determined as of the date coincident with the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the relevant Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the relevant Fund.

     Fund shares as to which no timely instructions are received will be voted in proportion to the voting instructions which are received with respect to all Policies participating in that Investment Division. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast. Each person having a voting interest in an Investment Division will receive proxy material, reports and other materials relating to the appropriate Eligible Portfolio.

                           TABLE OF CONTENTS FOR THE
                      STATEMENT OF ADDITIONAL INFORMATION

     A Statement of Additional Information is available which contains more details concerning the subjects discussed in this Prospectus. The following is the Table of Contents for that Statement:

                                                              PAGE
                                                              ----
THE POLICIES................................................    2
INVESTMENT PERFORMANCE CALCULATIONS.........................    2
GENERAL MATTERS.............................................    5
FEDERAL TAX MATTERS.........................................    6
DISTRIBUTOR OF THE POLICIES.................................    7
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS......................    7
STATE REGULATION............................................    7
RECORDS AND REPORTS.........................................    8
LEGAL PROCEEDINGS...........................................    8
INDEPENDENT ACCOUNTANTS.....................................    8
OTHER INFORMATION...........................................    8
FINANCIAL STATEMENTS........................................  F-1

     How to obtain a MainStay Plus Variable Annuity Statement of Additional
                                  Information.

               Call (888) 695-6246 or send this request form to:

                            MainStay Annuities
                            300 Berwyn Park, P.O. Box 3031
                            Berwyn, PA 19312-0031

--------------------------------------------------------------------------------


    Please send me a MainStay Plus Variable Annuity Statement of Additional
                       Information dated August 1, 1998:


--------------------------------------------------------------------------------
Name

--------------------------------------------------------------------------------
Address

--------------------------------------------------------------------------------
City                                 State                       Zip

                                                             LOGO

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                         INDIVIDUAL RETIREMENT ANNUITY

                              DISCLOSURE STATEMENT

     The following information is being provided to you, the Policyowner, in accordance with the requirements of the Internal Revenue Service. This Disclosure Statement includes non-technical explanation of some of the changes made by the Taxpayer Relief Act of 1997 applicable to Individual Retirement Accounts or Annuities (IRAs). You should consult your tax adviser about the specifics of these rules, and remember that the terms of your actual contract and any endorsements will control your rights and obligations.

     1. REVOCATION OF YOUR IRA

     If you have not received this Disclosure Statement at least seven calendar days before the establishment of your Individual Retirement Annuity, you have the right to revoke your Individual Retirement Annuity during the seven calendar day period following the establishment of it. In order to revoke your Individual Retirement Annuity, you must notify us in writing and you must mail or deliver your revocation to NYLIAC. If your revocation is mailed, the date of the postmark (or the date of certification or registration if sent by certified or registered mail) will be considered your revocation date. If you revoke your Individual Retirement Annuity during the seven day period, the entire amount of your account, without any adjustments (for items such as administrative expenses, fees, or fluctuation in market value) will be returned to you.

     2. CONTRIBUTIONS

     (a) Regular IRA. The Policyowner may make periodic contributions to a regular IRA in any amount up to the combined tax deductible and non-tax deductible contribution limit described in Section 3 of this Disclosure Statement. All such contributions shall be in cash and shall be invested in accordance with this Disclosure Statement. This IRA cannot be issued as a SIMPLE IRA.

     (b) Spousal IRA. If the Policyowner and the spouse file a joint federal income tax return for the taxable year and if the spouse's compensation, if any, includable in gross income for the year is less than the compensation includable in the gross income of the Policyowner for the year, the Policyowner and the spouse may each establish his or her own individual IRA and may make periodic contributions to their own IRA in accordance with the rules and limits for tax deductible and non-tax deductible contributions contained in Sections 219(c) and 408(o) of the Code. Such contributions shall be in cash and shall be vested in accordance with this Disclosure Statement.

     (c) Rollover IRA. A rollover contribution by the Policyowner shall be a nonperiodic deposit in cash to be invested in accordance with this Disclosure Statement, with respect to which contribution the Policyowner warrants that (1) the entire amount rolled over is attributable to a distribution from an employee's trust, an employee's annuity, an annuity contract or another individual retirement account or annuity, which meets the requirements of Code section 402(c), 403(a)(4), 403(b)(8), or 408(d)(3); (2) within one (1) year of receiving such distribution, the Policyowner did not receive another distribution which constituted a "rollover" referred to in Code Section 408(d)(3)(B); and (3) the contribution as made satisfies all the requirements for rollover contributions as set forth under the Internal Revenue Code. A rollover contribution attributable to contributions made by an employer to an individual's SIMPLE IRA cannot be made prior to the expiration of the 2-year period beginning on the date the individual first participated in that employer's SIMPLE plan.

     Strict limitations apply to rollovers, and you should seek competent tax advice in order to comply with all the rules governing rollovers.

     (d) Transfers. The Policyowner may make an initial or subsequent contribution hereunder by directing a Custodian or Trustee of an existing individual retirement account or individual retirement annuity to transfer an amount in cash to the Individual Retirement Annuity.

     (e) Time to Make Contributions. You may make contributions to your IRA at any time for a taxable year beginning on the first day of that year and ending on the date that your income tax return for that year is due (without regard to any extensions).

     (f) Simplified Employee Pension. If an IRA is established that meets the requirements of a Simplified Employee Pension Plan, your employer may contribute an amount not to exceed the lesser of 15% of your includable compensation ($160,000 for 1997, adjusted for inflation thereafter) or $30,000. The amount of such contribution is not includable in your income as wages (for federal income tax purposes). Within that overall limit

                                      IRA-1
you may elect to defer up to $10,000 in 1998 (as adjusted for inflation in accordance with the Internal Revenue Code) of your includable compensation if your employer's SEP plan permits salary reduction contributions and was established on or before December 31, 1996. The amount of such elective deferral is excludable from your income as wages (for federal income tax purposes). For further details, see your employer.

     (g) Responsibility of the Policyowner. If the Policyowner contemplates future periodic contributions, rollovers, or transfers to the IRA, such contributions, rollovers or transfers must be made in accordance with the appropriate sections of the Code. It is the Policyowner's full and sole responsibility to determine the tax deductibility of all contributions, and to make such contributions in accordance with the Code. Neither the Custodian nor New York Life Insurance and Annuity Corporation are permitted to provide tax advice, and will assume no liability for the tax consequences of any contribution to the IRA.

     3. DEDUCTIBILITY OF CONTRIBUTIONS

     (a) Eligibility. Under the new law, if neither you nor your spouse is an active participant (see (b) below), you and your spouse may contribute up to $4,000 together (but no more than $2,000 to each individual account) if your combined compensation is at least equal to that amount and take a deduction for the entire amount contributed. If you are an active participant, but have an adjusted gross income (AGI) below a certain level (see (c) below), you may make a deductible contribution. If you are an active participant and you have AGI above that level (see (c) below), the amount of the deductible contribution you may make is phased down and eventually eliminated. If you are not an active participant, but your spouse is an active participant, you may make a $2,000 deductible contribution provided that if your combined AGI is above the specified level (see (c) below), the amount of the deductible contribution you may make to an IRA is phased down and eventually eliminated.

     (b) Active Participant. You are an "active participant" for a year if you are covered by a retirement plan. You are covered by a "retirement plan" for a year if your employer or union has a retirement plan under which money is added to your annuity or you are eligible to earn retirement credits. For example, if you are covered under a profit-sharing plan, a 403(b) annuity, certain government plans, a salary reduction arrangement (such as a Tax Sheltered Annuity 403(b) arrangement or a 401(k) plan), a Simplified Employee Pension Plan
(SEP), a SIMPLE retirement account or a plan which promises you a retirement benefit which is based upon the number of years of service you have with the employer, you are likely to be an active participant. Your Form W-2 for the year should indicate your participation status.

     (c) Adjusted Gross Income (AGI). If you or your spouse is an active participant, you must look at your Adjusted Gross Income for the year (if you and your spouse file a joint tax return, you use your combined AGI) to determine whether you can make a deductible IRA contribution. Your tax return will show you how to calculate your AGI for this purpose. If you are at or below a certain AGI level, called the Threshold Level, you are treated as if you were not an active participant and can make a deductible contribution under the same rules as a person who is not an active participant.

     If you are single, your threshold AGI level is $30,000 (for 1998). The Threshold Level if you are married and file a joint tax return is $50,000 (for
1998), and if you are married, but file a separate tax return, the Threshold Level is $0. However, if only your spouse is an active participant and you file a joint tax return, the Threshold level is $150,000 phased out at $160,000 (beginning in 1998).

                                      IRA-2

     The $30,000 and $50,000 Threshold Levels are to increase in future years as shown below:

                       JOINT RETURNS
                       -------------
FOR TAXABLE YEARS BEGINNING IN:      THE THRESHOLD LEVEL IS:
-------------------------------      -----------------------
1998                                         $50,000
1999                                         $51,000
2000                                         $52,000
2001                                         $53,000
2002                                         $54,000
2003                                         $60,000
2004                                         $65,000
2005                                         $70,000
2006                                         $75,000
2007 and thereafter                          $80,000

                      SINGLE TAXPAYERS
                      ----------------
FOR TAXABLE YEARS BEGINNING IN:      THE THRESHOLD LEVEL IS:
-------------------------------      -----------------------
1998                                         $30,000
1999                                         $31,000
2000                                         $32,000
2001                                         $33,000
2002                                         $34,000
2003                                         $40,000
2004                                         $45,000
2005 and thereafter                          $50,000

     If your AGI is less than $10,000 above your Threshold Level, you will still be able to make a deductible contribution, but it will be limited in amount. The amount by which your AGI exceeds your Threshold Level (AGI-Threshold Level) is called your Excess AGI. The Maximum Allowable Deduction is $2,000 (and an additional $2,000 for a Spousal IRA). You can calculate your Deduction Limit as follows:

      10,000 - Excess AGI X Maximum Allowable Deduction = Deduction Limit
                      10,000

     You must round up the result to the next highest $10 level (the next highest number which ends in zero). For example, if the result is $1,525, you must round it up to $1,530. If the final result is below $200 but above zero, your Deduction Limit is $200. Your Deduction Limit cannot, in any event, exceed 100% of your compensation.

     (d) Restrictions. No deduction is allowed for (a) contributions other than in cash; (b) contributions (other than those by an employer to a Simplified Employee Pension Plan) made during your calendar year in which you attain age
70 1/2 or thereafter; or (c) for any amount you contribute which was a distribution from another retirement plan ("rollover" contribution). However, the limitations in paragraphs (a) and (b) do not apply to rollover contributions.

     (e) Compensation. For purposes of determining allowable contributions, the term "Compensation" includes all earned income, including net earnings from self employment and alimony or separate maintenance payments received and includable in your gross income, but does not include deferred compensation or any amount received as a pension or annuity.

     4. NONDEDUCTIBLE CONTRIBUTIONS TO IRAS

     Even if you are above the Threshold Level and, thus, may not make a deductible contribution of $2,000 (and an additional $2,000 for a Spousal IRA), you may still contribute up to the lesser of 100% of compensation or $2,000 to an IRA (and an additional $2,000 for a Spousal IRA). The amount of your contribution which is not deductible will be a nondeductible contribution to the IRA. You may also choose to make a contribution nondeductible even if you could have deducted part or all of the contribution. Interest or other earnings on your IRA contribution, whether from deductible or nondeductible contributions, will not be taxed until taken out of your IRA and distributed to you.

     If you make a nondeductible contribution to an IRA you must report the amount of the nondeductible contribution to the IRS as a part of your tax return for the year.

                                      IRA-3

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      STATEMENT OF ADDITIONAL INFORMATION

                                 AUGUST 1, 1998

                                      FOR

                         MAINSTAY PLUS VARIABLE ANNUITY
                                      FROM
                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                                  INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


     This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the current MainStay Plus Variable Annuity Prospectus. Accordingly this Statement should be read in conjunction with the current MainStay Plus Variable Annuity Prospectus dated August 1, 1998, which may be obtained by calling MainStay Annuities at (888) 695-6246 or writing to MainStay Annuities, 300 Berwyn Park, P.O. Box 3031, Berwyn, PA 19312-0031. Terms used in the current MainStay Plus Variable Annuity(SM) Prospectus are incorporated in this Statement.


                               TABLE OF CONTENTS*

                                                              PAGE
                                                              ----
THE POLICIES (19)...........................................    2
     Valuation of Accumulation Units (23)...................    2
INVESTMENT PERFORMANCE CALCULATIONS.........................    2
     MainStay VP Cash Management Investment Division........    2
     MainStay VP Government, MainStay VP High Yield
       Corporate Bond and MainStay VP Bond Investment
       Division Yields......................................    3
     Total Return Calculations..............................    3
GENERAL MATTERS.............................................    5
FEDERAL TAX MATTERS (31)....................................    6
     Taxation of New York Life Insurance and Annuity
       Corporation..........................................    6
     Tax Status of the Policies.............................    6
DISTRIBUTOR OF THE POLICIES (33)............................    7
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS......................    7
STATE REGULATION............................................    7
RECORDS AND REPORTS.........................................    8
LEGAL PROCEEDINGS...........................................    8
INDEPENDENT ACCOUNTANTS.....................................    8
OTHER INFORMATION...........................................    8
FINANCIAL STATEMENTS........................................  F-1

------------
* (Numbers in parentheses refer to page numbers of corresponding sections of the current MainStay Plus Variable Annuity Prospectus.)


     This Statement of Additional Information dated August 1, 1998 is a revision of NYLIAC's Statement of Additional Information dated May 1, 1998 for the MainStay Plus Variable Annuity Policies, and reflects limited changes in the Policies and features described in the May 1, 1998 Prospectus and Statement of Additional Information. For convenience, in lieu of a supplement to the May 1, 1998 Statement of Additional Information, the Statement of Additional Information has been reprinted in its entirety.

                                  THE POLICIES

     The following provides additional information about the Policies, to supplement the description in the Prospectus, which may be of interest to some Owners.

     VALUATION OF ACCUMULATION UNITS

     Accumulation Units are valued separately for each Investment Division of the Separate Account. The method used for valuing Accumulation Units in each Investment Division is the same. The value of each Accumulation Unit was arbitrarily set as of the date operations began for the Investment Division. Thereafter, the value of an Accumulation Unit of an Investment Division for any Valuation Period equals the value of an Accumulation Unit in that Investment Division as of the immediately preceding Valuation Period multiplied by the "Net Investment Factor" for that Investment Division for the current Valuation Period.

     The Net Investment Factor for each Investment Division for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

        (a) is the result of:

             (1) the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined at the end of the current Valuation Period, plus

             (2) the per share amount of any dividend or capital gain distribution made by the Eligible Portfolio for shares held in the Investment Division if the "ex-dividend" date occurs during the current Valuation Period;

          (b) is the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined as of the end of the immediately preceding Valuation Period; and

          (c) is a factor representing the charges deducted from the applicable Investment Division on a daily basis. Such factor is equal, on an annual basis, to 1.40% of the daily net asset value of the Separate Account and represents the 1.25% charge for mortality and expense risks (of which .75% is attributable to mortality risks and .50% to expense risks), and the .15% charge for policy administration expenses. (See "Other Charges" at page 24 of the Prospectus.)

     The Net Investment Factor may be greater or less than one. Therefore, the value of an Accumulation Unit in an Investment Division may increase or decrease from Valuation Period to Valuation Period.

                      INVESTMENT PERFORMANCE CALCULATIONS

     MAINSTAY VP CASH MANAGEMENT INVESTMENT DIVISION

     NYLIAC calculates the MainStay VP Cash Management Investment Division's current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the MainStay VP Cash Management Portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of one unit of the MainStay VP Cash Management Investment Division at the beginning of such seven-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return and annualizing this quotient on a 365-day basis. The net change in account value reflects the deductions for the administration fee and the mortality and expense risk charge and income and expenses accrued during the period. Because of these deductions, the yield for the MainStay VP Cash Management Division will be lower than the yield for the MainStay VP Cash Management Portfolio.

     NYLIAC also calculates the effective yield of the MainStay VP Cash Management Investment Division for the same seven-day period on a compounded basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

     The yield on amounts held in the MainStay VP Cash Management Investment Division normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The MainStay VP Cash Management Investment Division's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the MainStay VP Cash Management Portfolio, the types and quality of portfolio securities held by the MainStay VP Cash Management Portfolio, and its operating expenses.

     For the 7-day period ended December 31, 1997 the MainStay VP Cash Management Investment Division's yield and effective yield were 4.24% and 4.33%, respectively.

    MAINSTAY VP GOVERNMENT, MAINSTAY VP HIGH YIELD CORPORATE BOND AND MAINSTAY VP BOND INVESTMENT DIVISION YIELDS

     The current annualized yield of the MainStay VP Government, MainStay VP High Yield Corporate Bond and MainStay VP Bond Investment Divisions refers to the income generated by these Investment Divisions over a specified 30-day period. Because the yield is annualized, the yield generated by an Investment Division during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

----                        YIELD = 2[(a-b+1)(6)-1]
                                                                  cd

Where: a = net investment income earned during the period by the Portfolio attributable to shares owned by the MainStay VP Government, MainStay VP High Yield Corporate Bond or MainStay VP Bond Investment Division.

         b = expenses accrued for the period (net of reimbursements).

         c = the average daily number of accumulation units outstanding during the period.

         d = the maximum offering price per accumulation unit on the last day of the period.

     Accrued expenses will include all recurring fees that are charged to all Owner accounts. The yield calculations do not reflect the effect of any Surrender Charges that may be applicable to a particular Policy. Surrender Charges range from 7% to 0% of the Premium Payments withdrawn depending on the elapsed time since the relevant Premium Payment was made.

     Because of the charges and deductions imposed by the Separate Account the yield for the Investment Divisions will be lower than the yield for the corresponding Portfolio of the Fund. The yield on amounts held in the Investment Divisions normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The MainStay VP Government, MainStay VP High Yield Corporate Bond or MainStay VP Bond Investment Division's actual yield will be affected by the types and quality of portfolio securities held by the MainStay VP Government, MainStay VP High Yield Corporate Bond and MainStay VP Bond Portfolios of the Fund and their operating expenses.

     For the 30-day period ended December 31, 1997, the annualized yields for the MainStay VP Government, MainStay VP High Yield Corporate Bond and MainStay VP Bond Investment Divisions were 3.98%, 6.15% and 4.50%, respectively.

     TOTAL RETURN CALCULATIONS


     The following tables present performance data for the MainStay VP Capital Appreciation, MainStay VP Cash Management, MainStay VP Convertible, MainStay VP Government, MainStay VP High Yield Corporate Bond, MainStay VP International Equity, MainStay VP Total Return, MainStay VP Value, MainStay VP Bond, MainStay VP Growth Equity, MainStay VP Indexed Equity, Alger American Small Capitalization, Calvert Social Balanced, Fidelity VIP II Contrafund, Fidelity VIP Equity-Income, Janus Aspen Series Balanced, Janus Aspen Series Worldwide Growth and Morgan Stanley Emerging Markets Equity Investment Divisions for periods ending December 31, 1997. The average annual total return (if surrendered) data reflect all Separate Account and Fund annual expenses shown in the Fee Table which appears on pages 6 and 7 of the Prospectus. The average annual total return (if surrendered) figures assume that the Policy is surrendered at the end of the period shown. Thus, they reflect the deduction of any applicable surrender charges. The annual Policy Service Charge, which is charged to Policies with less than $20,000 of Accumulation Value, is not reflected. This fee, if applicable, would effectively reduce the rates of return credited to a particular Policy. The average annual total return (no surrenders) does not reflect the deduction of any surrender charges. All rates of return presented include the reinvestment of investment income, including interest and dividends.


     Certain Portfolios existed prior to the date that they were added to an Investment Division of the Separate Account. For periods prior to May 1, 1995, when the MainStay VP Capital Appreciation, MainStay VP Cash Management, MainStay VP Government, MainStay VP Total Return, MainStay VP Bond, MainStay VP Growth Equity, MainStay VP Indexed Equity and Calvert Social Balanced Investment Divisions commenced operations, and for periods prior to October 1, 1996, when the Alger American Small Capitalization, Fidelity VIP II Contrafund, Fidelity VIP Equity-Income, Janus Aspen Series Balanced and Janus Aspen Series Worldwide Growth Investment Divisions commenced operations, the performance of the Investment Divisions was derived from the performance of the corresponding Portfolios, modified to reflect the Separate Account and Fund annual expenses as if the Policy had been available during the periods shown. There is no performance information for the American Century Income & Growth, Dreyfus Large Company Value, Eagle Asset Management Growth Equity, Lord Abbett Developing Growth, MFS Growth With Income Series, MFS Research Series, T. Rowe Price Equity Income and Van Eck Worldwide Hard Assets Investment Divisions because they were not available under the Policies as of the date of this Statement of Additional Information. The results shown are not an estimate or guarantee of future investment performance for the Investment Divisions in the tables below.

     For periods commencing on or after the dates when the respective Investment Divisions commenced operations, the average annual total return (if surrendered) figures may be referred to as "standardized" performance, prepared under the method prescribed by the Securities and Exchange Commission when advertising performance information. It is noted that all average annual total return (if surrendered) figures have been prepared on the basis of this method, but are considered "non-standardized" for periods prior to the dates on which the respective Investment Divisions commenced operations. The average annual total return (no surrender) figures are all considered "non-standardized."

     AVERAGE ANNUAL TOTAL RETURN. Average annual total return quotations under both calculation methods are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                P(1+T)(n) = ERV

Where: P = a hypothetical initial payment of $1,000.

         T = average annual total return.

         n = number of years.

    ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one, five, or ten-year period or the inception date, at the end of the one, five or ten-year period (or fractional portion thereof).

                          AVERAGE ANNUAL TOTAL RETURN
                     (FOR PERIODS ENDED DECEMBER 31, 1997)

                                                                                                      MAINSTAY VP
                                             MAINSTAY VP    MAINSTAY VP                               HIGH YIELD     MAINSTAY VP
                                               CAPITAL         CASH       MAINSTAY VP   MAINSTAY VP    CORPORATE    INTERNATIONAL
           INVESTMENT DIVISIONS:             APPRECIATION   MANAGEMENT    CONVERTIBLE   GOVERNMENT       BOND          EQUITY
           ---------------------             ------------   -----------   -----------   -----------   -----------   -------------
         PORTFOLIO INCEPTION DATE:             1/29/93        1/29/93       10/1/96       1/29/93       5/1/95         5/1/95
-------------------------------------------

    INVESTMENT DIVISION INCEPTION DATE:         5/1/95        5/1/95        10/1/96       5/1/95        5/1/95         5/1/95
-------------------------------------------
AVERAGE ANNUAL TOTAL RETURN (IF SURRENDERED)
1 Year.....................................     14.78%         -2.74%         6.82%        1.16%          4.46%         -2.82%
3 Year.....................................     22.52%          1.62%           --         5.77%            --             --
5 Year.....................................        --             --            --           --             --             --
10 Year....................................        --             --            --           --             --             --
Since Portfolio Inception..................     15.95%          2.09%         8.56%        3.91%         11.10%          5.77%
Since Investment Division Inception........     19.92%          1.23%         8.56%        2.94%         11.10%          5.77%
AVERAGE ANNUAL TOTAL RETURN (NO SURRENDERS)
1 Year.....................................     21.78%          3.80%        13.82%        7.96%         11.46%          3.71%
3 Year.....................................     24.06%          3.83%           --         7.82%            --             --
5 Year.....................................        --             --            --           --             --             --
10 Year....................................        --             --            --           --             --             --
Since Portfolio Inception..................     16.73%          3.05%        14.00%        4.88%         13.26%          8.11%
Since Investment Division Inception........     21.83%          3.73%        14.00%        5.39%         13.26%          8.11%

                                                MAINSTAY VP                               MAINSTAY VP   MAINSTAY VP     CALVERT
                                                   TOTAL      MAINSTAY VP   MAINSTAY VP     GROWTH        INDEXED       SOCIAL
            INVESTMENT DIVISIONS:                 RETURN         VALUE         BOND         EQUITY        EQUITY       BALANCED
            ---------------------               -----------   -----------   -----------   -----------   -----------    --------
          PORTFOLIO INCEPTION DATE:               1/29/93       5/1/95        1/23/84       1/23/84       1/29/93       9/2/86
----------------------------------------------

     INVESTMENT DIVISION INCEPTION DATE:          5/1/95        5/1/95        5/1/95        5/1/95        5/1/95        5/1/95
----------------------------------------------
AVERAGE ANNUAL TOTAL RETURN (IF SURRENDERED)
1 Year........................................      9.17%        14.19%        1.32%         17.99%        24.00%        11.42%
3 Year........................................     15.85%           --         6.25%         23.52%        27.34%        17.28%
5 Year........................................        --            --         4.87%         16.19%           --         10.40%
10 Year.......................................        --            --         7.35%         15.01%           --         10.85%
Since Portfolio Inception.....................     11.06%        19.13%        8.55%         12.32%        17.39%         9.66%
Since Investment Division Inception...........     13.05%        19.13%        2.92%         21.48%        23.58%        13.59%
AVERAGE ANNUAL TOTAL RETURN (NO SURRENDERS)
1 Year........................................     16.17%        21.19%        8.13%         24.99%        31.00%        18.42%
3 Year........................................     17.56%           --         8.28%         25.03%        28.76%        18.95%
5 Year........................................        --            --         5.84%         16.95%           --         11.33%
10 Year.......................................        --            --         7.35%         15.01%           --         10.85%
Since Portfolio Inception.....................     11.98%        21.06%        8.55%         12.32%        18.14%         9.66%
Since Investment Division Inception...........     15.16%        21.06%        5.37%         23.35%        25.40%        15.68%

                                                                                                                          MORGAN
                                                                                                           JANUS ASPEN   STANLEY
                                         ALGER AMERICAN                                      JANUS ASPEN     SERIES      EMERGING
                                             SMALL        FIDELITY VIP II    FIDELITY VIP      SERIES       WORLDWIDE    MARKETS
         INVESTMENT DIVISIONS:           CAPITALIZATION      CONTRAFUND      EQUITY INCOME    BALANCED       GROWTH       EQUITY
         ---------------------           --------------   ---------------    -------------   -----------   -----------   --------
       PORTFOLIO INCEPTION DATE:            9/20/88            1/3/95           10/9/86        9/13/93       9/13/93     10/1/96
---------------------------------------

  INVESTMENT DIVISION INCEPTION DATE:       10/1/96           10/1/96           10/1/96        10/1/96       10/1/96     10/1/96
---------------------------------------
AVERAGE ANNUAL TOTAL RETURN (IF SURRENDERED)
1 Year.................................       2.93%            15.43%            19.34%         13.41%        13.46%      -7.32%
3 Year.................................      15.36%               --             22.24%         17.63%        22.87%         --
5 Year.................................      10.14%               --             17.77%            --            --          --
10 Year................................         --                --             15.10%            --            --          --
Since Portfolio Inception..............      17.55%            24.91%            12.92%         13.62%        20.32%      -5.89%
Since Investment Division Inception....      -1.22%            18.12%            19.54%         12.80%        14.00%      -5.89%
AVERAGE ANNUAL TOTAL RETURN (NO SURRENDERS)
1 Year.................................       9.85%            22.43%            26.34%         20.41%        20.46%      -1.09%
3 Year.................................      17.09%               --             23.78%         19.29%        24.40%         --
5 Year.................................      11.08%               --             18.49%            --            --          --
10 Year................................         --                --             15.10%            --            --          --
Since Portfolio Inception..............      17.55%            26.39%            12.92%         14.67%        21.20%      -0.87%
Since Investment Division Inception....       4.06%            23.46%            24.87%         18.21%        19.39%      -0.87%

     Performance data for the Investment Divisions may be compared, in advertisements, sales literature and reports to shareholders, to: (i) the investment returns on various mutual funds, stocks, bonds, certificates of deposit, tax free bonds, or common stock and bond indexes; and (ii) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria.

     Reports and promotional literature may also contain the ratings New York Life and NYLIAC have received from independent rating agencies. New York Life and NYLIAC are among only a few companies that have consistently received among the highest possible ratings from the four major independent rating companies:
A.M. Best and Moody's (for financial stability and strength) and Standard and Poor's and Duff & Phelps (for claims paying ability). However, neither New York Life nor NYLIAC guarantees the investment performance of the Investment Divisions.

                                GENERAL MATTERS

     NON-PARTICIPATING. The Policies are non-participating; no dividends are payable.

     MISSTATEMENT OF AGE OR SEX. If the Annuitant's stated age, sex or both in the Policy are incorrect, NYLIAC will change the benefits payable to those which the Premium Payments would have purchased for the correct age and sex. Sex is not a factor when annuity benefits are based on unisex annuity payment rate tables. (See "Income Payments--Election of Income Payment Options" at page 28 of the Prospectus.) If payments were made based on incorrect age or sex, we will increase or reduce a later payment or payments to adjust for the error. Any adjustment will include interest, at 3.5% per year, from the date of the wrong payment to the date the adjustment is made.


     ASSIGNMENTS. If permitted by the plan or by law for the plan indicated in the application for the Policy, a Non-Qualified Policy or any interest in it may be assigned by the Owner prior to the Annuity Commencement Date and during the Annuitant's lifetime. NYLIAC will not be deemed to know of an assignment unless it receives a copy of a duly executed instrument evidencing such assignment. Further, NYLIAC assumes no responsibility for the validity of any assignment. (See "Federal Tax Matters--Taxation of Annuities in General" at pages 32 and 33 of the Prospectus.)


     MODIFICATION. NYLIAC may not modify the Policy without the consent of the Owner except to make the Policy meet the requirements of the Investment Company Act of 1940, or to make the Policy comply with any changes in the Internal Revenue Code or as required by the Code in order to continue treatment of the Policy as an annuity, or by any other applicable law.

     INCONTESTABILITY. We rely on statements made in the application or a Policy request. They are representations, not warranties. The Policy will not be contested after it has been in force during the lifetime of the annuitant for two years from the Policy Date.

                              FEDERAL TAX MATTERS

     TAXATION OF NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

     NYLIAC is taxed as a life insurance company. Since the Separate Account is not an entity separate from NYLIAC, and its operations form a part of NYLIAC, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized net capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the Accumulation Value. As a result, such investment income and realized net capital gains are automatically retained as part of the reserves under the Policy. Under existing federal income tax law, NYLIAC believes that Separate Account investment income and realized net capital gains should not be taxed to the extent that such income and gains are retained as part of the reserves under the Policy.

     TAX STATUS OF THE POLICIES

     Section 817(h) of the Code requires that the investments of the Separate Account must be "adequately diversified" in accordance with Treasury regulations in order for the Policies to qualify as annuity contracts under Section 72 of the Code. The Separate Account intends to comply with the diversification requirements prescribed by the Treasury under Treasury Regulation Section 1.817-5.

     To comply with regulations under Section 817(h) of the Code, the Separate Account is required to diversify its investments, so that on the last day of each quarter of a calendar year, no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

     Although the Treasury Department has issued regulations on the diversification requirements, such regulations do not provide guidance concerning the extent to which Owners may direct their investments to particular subaccounts of a separate account, or the permitted number of such subaccounts. It is unclear whether additional guidance in this regard will be issued in the future. It is possible that if such guidance is issued, the Policy may need to be modified to comply with such additional guidance. For these reasons, NYLIAC reserves the right to modify the Policy as necessary to attempt to prevent the Owner from being considered the owner of the assets of the Separate Account or otherwise to qualify the Policy for favorable tax treatment.

     The Code also requires that non-qualified annuity contracts contain specific provisions for distribution of the policy proceeds upon the death of any Owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such Policies provide that (a) if any Owner dies on or after the Annuity Commencement Date and before the entire interest in the Policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on the Owner's death; and (b) if any Owner dies before the Annuity Commencement Date, the entire interest in the Policy must generally be distributed within 5 years after the Owner's date of death. These requirements will be considered satisfied if the entire interest of the Policy is used to purchase an immediate annuity under which payments will begin within one year of the Owner's death and will be made for the life of the Beneficiary or for a period not extending beyond the life expectancy of the Beneficiary. The Owner's Beneficiary is the person to whom ownership of the Policy passes by reason of death. If the Beneficiary is the Owner's surviving spouse, the Policy may be continued with the surviving spouse as the new Owner. If the Owner is not a natural person, these "death of Owner" rules apply when the primary Annuitant is changed. Non-Qualified Policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in these Policies satisfy all such Code requirements. The provisions contained in these Policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

     Withholding of federal income taxes on the taxable portion of all distributions may be required unless the recipient elects not to have any such amounts withheld and properly notifies NYLIAC of that election. Different rules may apply to United States citizens or expatriates living abroad. In addition, some states have enacted legislation requiring withholding.

     Even if a recipient elects no withholding, special rules may require NYLIAC to disregard the recipient's election if the recipient fails to supply NYLIAC with a "TIN" or taxpayer identification number (social security number for individuals) or if the Internal Revenue Service notifies NYLIAC that the TIN provided by the recipient is incorrect.

                          DISTRIBUTOR OF THE POLICIES


     NYLIFE Distributors Inc. ("NYLIFE Distributors"), the distributor of the Policies, will offer the Policies on a continuous basis. NYLIFE Distributors is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. NYLIFE Distributors is an indirect wholly-owned subsidiary of New York Life. The maximum commission paid to broker-dealers who have entered into dealer agreements with NYLIFE Distributors is not expected to exceed 7%. A portion of this amount will be paid as commissions to registered representatives.


     For the year ended December 31, 1995, the aggregate amount of underwriting commissions paid to NYLIFE Distributors Inc. was $55,918, of which $27,959 was retained by them. For the year ended December 31, 1996, the aggregate amount of underwriting commissions paid to NYLIFE Distributors Inc. was $528,880, of which $264,440 was retained by them. For the year ended December 31, 1997, the aggregate amount of underwriting commissions paid to NYLIFE Distributors Inc. was $1,662,404, of which $831,203 was retained by them.

     The offering is on a continuous basis.

                     SAFEKEEPING OF SEPARATE ACCOUNT ASSETS

     Title to assets of the Separate Account is held by NYLIAC. The assets are kept physically segregated and held separate and apart from NYLIAC's general corporate assets. Records are maintained of all purchases and redemptions of Eligible Portfolio shares held by each of the Investment Divisions.

                                STATE REGULATION

     NYLIAC is a stock life insurance company organized under the laws of Delaware, and is subject to regulation by the Delaware State Insurance Department. An annual statement is filed with the Delaware Commissioner of Insurance on or before March 1 of each year covering the operations and reporting on the financial condition of NYLIAC as of December 31 of the preceding calendar year. Periodically, the Delaware Commissioner of Insurance examines the financial condition of NYLIAC, including the liabilities and reserves of the Separate Account.

     In addition, NYLIAC is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain policy rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the Policies will be modified accordingly.

                              RECORDS AND REPORTS

     All records and accounts relating to the Separate Account will be maintained by NYLIAC. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, NYLIAC will mail to all Owners at their last known address of record, at least semi-annually after the first Policy Year, reports containing such information as may be required under that Act or by any other applicable law or regulation.

                               LEGAL PROCEEDINGS

     In 1995, NYLIAC and New York Life settled a nationwide class action brought in New York State court related to the sale of whole life and universal life insurance policies from 1982 through 1994. In entering into the settlement, NYLIAC specifically denied any wrongdoing. The settlement was approved by the judge and has been upheld on appeal.

     There are also actions in various jurisdictions by individual policyowners who either did or did not exclude themselves from the settlement of the nationwide class action and a purported class action claiming to include numerous policyowners in one jurisdiction who did not exclude themselves from the nationwide class action. The certification by a non-New York State court of a purported class action claiming to include numerous policyholders in that state who excluded themselves from the settlement of the nationwide class action was recently reversed by an intermediate appellate court; plaintiffs filed a motion for rehearing in the intermediate appellate court and the motion was denied. Plaintiffs may file a petition with the highest court within the statutory time allowed to do so.

     NYLIAC is also a defendant in other individual suits arising from its insurance (including variable contracts registered under the federal securities law), investment and/or other operations, including actions involving retail sales practices. Most of these actions also seek substantial or unspecified compensatory and punitive damages. NYLIAC is also from time to time involved as a party in various governmental, administrative, and investigative proceedings and inquiries.

     Given the uncertain nature of litigation and regulatory inquiries, the outcome of the above cannot be predicted. NYLIAC nevertheless believes that, after provisions made in the financial statements, the ultimate liability that could result from such litigation and proceedings would not have a material adverse effect on NYLIAC's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on NYLIAC's operating results for a given year.

                            INDEPENDENT ACCOUNTANTS


     The annual financial statements of the Separate Account and NYLIAC have been audited by PricewaterhouseCoopers LLP, independent accountants, 1177 Avenue of the Americas, New York, New York. The financial statements included in this Statement of Additional Information have been included in reliance on the reports of PricewaterhouseCoopers LLP, given on the authority of that firm as experts in auditing and accounting.


                               OTHER INFORMATION

     A registration statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the Policies discussed in this Statement of Additional Information. Not all of the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

                              FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 1997

                                                           MAINSTAY VP      MAINSTAY VP
                                                             CAPITAL            CASH         MAINSTAY VP
                                                           APPRECIATION      MANAGEMENT      CONVERTIBLE
                                                          ------------------------------------------------
ASSETS:
  Investment at net asset value
    (Identified Cost: $154,081,441; $47,763,380;
    $25,292,531; $12,778,765; $207,738,142;
    $12,024,934; $99,004,373; $106,681,069;
    $23,036,116, respectively)..........................   $187,063,193     $ 47,763,443     $ 26,074,795

LIABILITIES:
  Liability for mortality and expense risk charges......        625,766          170,441           89,681
                                                           ------------     ------------     ------------
      Total equity......................................   $186,437,427     $ 47,593,002     $ 25,985,114
                                                           ============     ============     ============
TOTAL EQUITY REPRESENTED BY:
  Equity of Policyowners:
    Variable accumulation units outstanding:
      11,000,900; 43,156,823; 1,205,318; 1,102,738;
      14,576,756; 931,624; 7,628,679; 7,235,593;
      1,981,340, respectively...........................   $186,437,427     $ 47,593,002     $ 14,202,181
  Equity of New York Life Insurance and
    Annuity Corporation:
    Variable accumulation units outstanding for the
      Convertible Investment Division: 1,000,000........             --               --       11,782,933
                                                           ------------     ------------     ------------
      Total equity......................................   $186,437,427     $ 47,593,002     $ 25,985,114
                                                           ============     ============     ============
    Variable accumulation unit value....................   $      16.95     $       1.10     $      11.78
                                                           ============     ============     ============

                                                                                                ALGER
                                                           MAINSTAY VP      MAINSTAY VP        AMERICAN
                                                              GROWTH          INDEXED           SMALL
                                                              EQUITY           EQUITY       CAPITALIZATION
                                                          ------------------------------------------------
ASSETS:
  Investment at net asset value
    (Identified Cost: $87,214,499; $155,681,009;
    $10,603,092; $4,148,755; $36,511,708;
    $27,589,246; $23,630,150; $52,072,462;
    $9,770,575, respectively)...........................   $ 87,497,499     $183,300,051     $ 11,176,351

LIABILITIES:
  Liability for mortality and expense risk charges......        286,380          590,789           35,075
                                                           ------------     ------------     ------------
      Total equity......................................   $ 87,211,119     $182,709,262     $ 11,141,276
                                                           ============     ============     ============
TOTAL EQUITY REPRESENTED BY:
  Equity of Policyowners:
    Variable accumulation units outstanding:
      4,978,788; 9,981,999; 1,060,048; 281,938;
      3,078,610; 2,266,594; 2,042,709; 4,392,279;
      826,986, respectively.............................   $ 87,211,119     $182,709,262     $ 11,141,276
                                                           ============     ============     ============
    Variable accumulation unit value....................   $      17.52     $      18.30     $      10.51
                                                           ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

                                           VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
     MAINSTAY VP       HIGH YIELD     INTERNATIONAL        TOTAL         MAINSTAY VP      MAINSTAY VP
      GOVERNMENT     CORPORATE BOND       EQUITY           RETURN           VALUE             BOND
    ---------------------------------------------------------------------------------------------------
     $ 12,729,673     $204,003,435     $ 11,514,434     $111,591,834     $121,015,336     $ 22,861,428

           42,358          666,936           38,565          376,259          393,756           75,157
     ------------     ------------     ------------     ------------     ------------     ------------
     $ 12,687,315     $203,336,499     $ 11,475,869     $111,215,575     $120,621,580     $ 22,786,271
     ============     ============     ============     ============     ============     ============
     $ 12,687,315     $203,336,499     $ 11,475,869     $111,215,575     $120,621,580     $ 22,786,271
               --               --               --               --               --               --
     ------------     ------------     ------------     ------------     ------------     ------------
     $ 12,687,315     $203,336,499     $ 11,475,869     $111,215,575     $120,621,580     $ 22,786,271
     ============     ============     ============     ============     ============     ============
     $      11.51     $      13.95     $      12.32     $      14.58     $      16.67     $      11.50
     ============     ============     ============     ============     ============     ============

                                                                            JANUS        MORGAN STANLEY
       CALVERT          FIDELITY         FIDELITY          JANUS            ASPEN           EMERGING
       SOCIALLY         VIP II:            VIP:            ASPEN          WORLDWIDE         MARKETS
     RESPONSIBLE       CONTRAFUND     EQUITY-INCOME       BALANCED          GROWTH           EQUITY
    ---------------------------------------------------------------------------------------------------
     $  4,172,943     $ 40,180,957     $ 30,000,204     $ 25,251,412     $ 54,981,581     $  8,205,783

           12,639          121,283           85,234           76,423          174,689           26,263
     ------------     ------------     ------------     ------------     ------------     ------------
     $  4,160,304     $ 40,059,674     $ 29,914,970     $ 25,174,989     $ 54,806,892     $  8,179,520
     ============     ============     ============     ============     ============     ============
     $  4,160,304     $ 40,059,674     $ 29,914,970     $ 25,174,989     $ 54,806,892     $  8,179,520
     ============     ============     ============     ============     ============     ============
     $      14.76     $      13.01     $      13.20     $      12.32     $      12.48     $       9.89
     ============     ============     ============     ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the year ended December 31, 1997

                                                           MAINSTAY VP         MAINSTAY VP
                                                             CAPITAL              CASH             MAINSTAY VP
                                                          APPRECIATION         MANAGEMENT          CONVERTIBLE
                                                        ---------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income.....................................    $        218        $  2,141,281        $    974,235
  Mortality and expense risk charges..................      (2,005,027)           (584,103)           (284,676)
                                                          ------------        ------------        ------------
      Net investment income (loss)....................      (2,004,809)          1,557,178             689,559
                                                          ------------        ------------        ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments...................       4,705,404         117,813,310             628,113
  Cost of investments sold............................      (3,243,437)       (117,812,926)           (558,562)
                                                          ------------        ------------        ------------
      Net realized gain (loss) on investments.........       1,461,967                 384              69,551
  Realized gain distribution received.................       2,490,645                  --           1,382,924
  Change in unrealized appreciation (depreciation) on
    investments.......................................      24,856,920                  89             524,116
                                                          ------------        ------------        ------------
      Net gain (loss) on investments..................      28,809,532                 473           1,976,591
                                                          ------------        ------------        ------------
  Increase (decrease) attributable to funds of New
    York Life Insurance and Annuity Corporation
    retained by Separate Account......................         (54,419)             (3,261)             (8,739)
                                                          ------------        ------------        ------------
      Net increase in total equity resulting from
        operations....................................    $ 26,750,304        $  1,554,390        $  2,657,411
                                                          ============        ============        ============

                                                                                                      ALGER
                                                           MAINSTAY VP         MAINSTAY VP          AMERICAN
                                                             GROWTH              INDEXED              SMALL
                                                             EQUITY              EQUITY          CAPITALIZATION
                                                        ---------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income.....................................    $    603,506        $  2,267,827        $         --
  Mortality and expense risk charges..................        (823,978)         (1,629,713)            (84,204)
                                                          ------------        ------------        ------------
      Net investment income (loss)....................        (220,472)            638,114             (84,204)
                                                          ------------        ------------        ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments...................         357,981           1,664,270             749,075
  Cost of investments sold............................        (303,561)         (1,150,801)           (736,831)
                                                          ------------        ------------        ------------
      Net realized gain on investments................          54,420             513,469              12,244
  Realized gain distribution received.................      11,231,183           4,074,683             181,977
  Change in unrealized appreciation (depreciation) on
    investments.......................................       1,410,618          22,999,711             575,759
                                                          ------------        ------------        ------------
      Net gain (loss) on investments..................      12,696,221          27,587,863             769,980
                                                          ------------        ------------        ------------
  Increase (decrease) attributable to funds of New
    York Life Insurance and Annuity Corporation
    retained by Separate Account......................         (29,274)            (52,444)             (1,898)
                                                          ------------        ------------        ------------
      Net increase (decrease) in total equity
        resulting from operations.....................    $ 12,446,475        $ 28,173,533        $    683,878
                                                          ============        ============        ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

                                           VARIABLE ANNUITY SEPARATE ACCOUNT-III

                           MAINSTAY VP         MAINSTAY VP         MAINSTAY VP
       MAINSTAY VP         HIGH YIELD         INTERNATIONAL           TOTAL            MAINSTAY VP         MAINSTAY VP
       GOVERNMENT        CORPORATE BOND          EQUITY              RETURN               VALUE               BOND
    -----------------------------------------------------------------------------------------------------------------
      $    810,754        $ 12,980,396        $    892,079        $  2,350,316        $  1,519,954        $  1,414,166
          (146,527)         (1,964,468)           (143,769)         (1,239,258)         (1,133,891)           (237,178)
      ------------        ------------        ------------        ------------        ------------        ------------
           664,227          11,015,928             748,310           1,111,058             386,063           1,176,988
      ------------        ------------        ------------        ------------        ------------        ------------
         1,638,432           1,496,124           1,275,193           1,599,951             327,423           1,316,770
        (1,674,476)         (1,245,567)         (1,222,507)         (1,261,355)           (225,842)         (1,379,439)
      ------------        ------------        ------------        ------------        ------------        ------------
           (36,044)            250,557              52,686             338,596             101,581             (62,669)
                --           8,027,954                  --           2,007,938           5,111,434              63,187
           215,099          (4,636,421)           (522,105)          9,625,259           9,929,931             256,928
      ------------        ------------        ------------        ------------        ------------        ------------
           179,055           3,642,090            (469,419)         11,971,793          15,142,946             257,446
      ------------        ------------        ------------        ------------        ------------        ------------
            (2,274)            (45,438)                386             (28,939)            (33,267)             (3,926)
      ------------        ------------        ------------        ------------        ------------        ------------
      $    841,008        $ 14,612,580        $    279,277        $ 13,053,912        $ 15,495,742        $  1,430,508
      ============        ============        ============        ============        ============        ============

                                                                                          JANUS          MORGAN STANLEY
         CALVERT            FIDELITY            FIDELITY              JANUS               ASPEN             EMERGING
        SOCIALLY             VIP II:              VIP:                ASPEN             WORLDWIDE            MARKETS
       RESPONSIBLE         CONTRAFUND         EQUITY-INCOME         BALANCED             GROWTH              EQUITY
    -----------------------------------------------------------------------------------------------------------------
      $     91,503        $     43,874        $     46,869        $    444,987        $    337,924        $     55,591
           (35,348)           (272,321)           (178,207)           (162,126)           (401,259)            (79,649)
      ------------        ------------        ------------        ------------        ------------        ------------
            56,155            (228,447)           (131,338)            282,861             (63,335)            (24,058)
      ------------        ------------        ------------        ------------        ------------        ------------
           903,217             214,396             224,944             269,796             267,361           1,111,633
          (780,288)           (181,698)           (195,848)           (239,912)           (225,488)           (973,510)
      ------------        ------------        ------------        ------------        ------------        ------------
           122,929              32,698              29,096              29,884              41,873             138,123
           198,489             115,953             235,647              15,180             135,117             245,953
            41,821           3,633,056           2,411,326           1,622,795           2,881,305          (1,574,419)
      ------------        ------------        ------------        ------------        ------------        ------------
           363,239           3,781,707           2,676,069           1,667,859           3,058,295          (1,190,343)
      ------------        ------------        ------------        ------------        ------------        ------------
              (963)             (8,761)             (4,837)             (5,264)             (8,481)              1,437
      ------------        ------------        ------------        ------------        ------------        ------------
      $    418,431        $  3,544,499        $  2,539,894        $  1,945,456        $  2,986,479        $ (1,212,964)
      ============        ============        ============        ============        ============        ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN TOTAL EQUITY
For the years ended December 31, 1997
and December 31, 1996

                                                                   MAINSTAY VP                   MAINSTAY VP
                                                              CAPITAL APPRECIATION             CASH MANAGEMENT
                                                           ---------------------------   ---------------------------
                                                               1997           1996           1997           1996
                                                           ------------------------------------------------------
INCREASE IN TOTAL EQUITY:
  Operations:
    Net investment income (loss).........................  $ (2,004,809)  $   (664,388)  $  1,557,178   $    810,638
    Net realized gain (loss) on investments..............     1,461,967         82,133            384           (220)
    Realized gain distribution received..................     2,490,645             --             --             --
    Change in unrealized appreciation (depreciation) on
      investments........................................    24,856,920      7,874,228             89            (27)
    Increase (decrease) attributable to funds of New York
      Life Insurance and Annuity Corporation retained by
      Separate Account...................................       (54,419)        (8,631)        (3,261)          (270)
                                                           ------------   ------------   ------------   ------------
      Net increase in total equity resulting from
        operations.......................................    26,750,304      7,283,342      1,554,390        810,121
                                                           ------------   ------------   ------------   ------------
  Contributions and withdrawals:
    Equity contribution by New York Life Insurance and
      Annuity Corporation................................            --             --             --             --
    Policyowners' premium payments.......................    10,878,222      6,695,280    533,387,885    350,217,192
    Policyowners' surrenders.............................    (3,833,164)      (876,617)      (593,348)      (311,835)
    Policyowners' annuity and death benefits.............      (570,014)      (174,699)       (89,388)       (89,119)
    Net transfers from (to) Fixed Account................       139,248        320,781     (2,565,258)    (2,160,711)
    Transfers between Investment Divisions...............    56,355,081     72,162,586   (518,855,377)  (327,243,653)
                                                           ------------   ------------   ------------   ------------
      Net contributions and withdrawals..................    62,969,373     78,127,331     11,284,514     20,411,874
                                                           ------------   ------------   ------------   ------------
        Increase in total equity.........................    89,719,677     85,410,673     12,838,904     21,221,995
TOTAL EQUITY:
    Beginning of year....................................    96,717,750     11,307,077     34,754,098     13,532,103
                                                           ------------   ------------   ------------   ------------
    End of year..........................................  $186,437,427   $ 96,717,750   $ 47,593,002   $ 34,754,098
                                                           ============   ============   ============   ============


                                                                   MAINSTAY VP                   MAINSTAY VP
                                                                  TOTAL RETURN                      VALUE
                                                           ---------------------------   ---------------------------
                                                               1997           1996           1997           1996
                                                           ------------------------------------------------------
INCREASE IN TOTAL EQUITY:
  Operations:
    Net investment income (loss).........................  $  1,111,058   $    796,765   $    386,063   $    214,224
    Net realized gain (loss) on investments..............       338,596         67,663        101,581         62,057
    Realized gain distribution received..................     2,007,938             --      5,111,434        621,260
    Change in unrealized appreciation (depreciation) on
      investments........................................     9,625,259      2,963,990      9,929,931      4,267,746
    Decrease attributable to funds of New York Life
      Insurance and Annuity Corporation retained by
      Separate Account...................................       (28,939)        (5,906)       (33,267)        (9,279)
                                                           ------------   ------------   ------------   ------------
      Net increase (decrease) in total equity resulting
        from operations..................................    13,053,912      3,822,512     15,495,742      5,156,008
                                                           ------------   ------------   ------------   ------------
  Contributions and withdrawals:
    Policyowners' premium payments.......................     6,536,163      4,782,594      7,389,878      3,152,430
    Policyowners' surrenders.............................    (2,714,075)      (539,346)    (2,348,977)      (375,043)
    Policyowners' annuity and death benefits.............      (620,414)       (18,557)      (381,578)       (31,082)
    Net transfers from (to) Fixed Account................      (367,210)       (38,671)       100,929       (182,311)
    Transfers between Investment Divisions...............    30,635,555     49,131,827     53,907,058     33,850,065
                                                           ------------   ------------   ------------   ------------
      Net contributions and withdrawals..................    33,470,019     53,317,847     58,667,310     36,414,059
                                                           ------------   ------------   ------------   ------------
        Increase in total equity.........................    46,523,931     57,140,359     74,163,052     41,570,067
TOTAL EQUITY:
    Beginning of year....................................    64,691,644      7,551,285     46,458,528      4,888,461
                                                           ------------   ------------   ------------   ------------
    End of year..........................................  $111,215,575   $ 64,691,644   $120,621,580   $ 46,458,528
                                                           ============   ============   ============   ============

(a) For the period October 1, 1996 (Commencement of Operations) through December 31, 1996.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

                                           VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                        MAINSTAY VP
            MAINSTAY VP                   MAINSTAY VP                   HIGH YIELD                    MAINSTAY VP
            CONVERTIBLE                   GOVERNMENT                  CORPORATE BOND             INTERNATIONAL EQUITY
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        1997         1996(a)          1997           1996           1997           1996           1997           1996
    -----------------------------------------------------------------------------------------------------------------
    $    689,559   $     91,554   $    664,227   $    490,076   $ 11,015,928   $  3,322,050   $    748,310   $    338,759
          69,551             51        (36,044)      (104,689)       250,557         44,243         52,686         31,286
       1,382,924         22,531             --             --      8,027,954      1,045,061             --         10,677
         524,116        258,148        215,099       (177,770)    (4,636,421)     1,034,049       (522,105)        10,409
          (8,739)          (606)        (2,274)          (704)       (45,438)       (11,968)           386         (1,301)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       2,657,411        371,678        841,008        206,913     14,612,580      5,433,435        279,277        389,830
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
              --     10,000,000             --             --             --             --             --             --
         859,834         25,163        656,652        868,542     15,824,644      6,212,700        652,833        669,296
        (244,202)        (3,437)      (396,389)      (685,395)    (4,527,694)      (762,345)      (221,697)      (127,066)
         (72,117)            --        (48,462)        (2,576)    (1,111,802)       (62,320)       (24,509)            --
          37,227          5,137       (159,195)        (2,472)       460,931         75,022          2,289         25,429
       9,809,745      2,538,675      2,680,687      6,850,594     96,235,470     63,927,520      2,565,306      6,538,724
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      10,390,487     12,565,538      2,733,293      7,028,693    106,881,549     69,390,577      2,974,222      7,106,383
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      13,047,898     12,937,216      3,574,301      7,235,606    121,494,129     74,824,012      3,253,499      7,496,213
      12,937,216             --      9,113,014      1,877,408     81,842,370      7,018,358      8,222,370        726,157
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 25,985,114   $ 12,937,216   $ 12,687,315   $  9,113,014   $203,336,499   $ 81,842,370   $ 11,475,869   $  8,222,370
    ============   ============   ============   ============   ============   ============   ============   ============

                                                                                                         ALGER
                                                                                                       AMERICAN
            MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP                      SMALL
               BOND                      GROWTH EQUITY                INDEXED EQUITY                CAPITALIZATION
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        1997           1996           1997           1996           1997           1996           1997         1996(a)
    -----------------------------------------------------------------------------------------------------------------
    $  1,176,988   $    707,637   $   (220,472)  $     55,492   $    638,114   $    461,929   $    (84,204)  $     (1,352)
         (62,669)       (22,130)        54,420          2,362        513,469         33,843         12,244           (303)
          63,187             --     11,231,183      3,899,589      4,074,683        660,493        181,977             --
         256,928       (368,463)     1,410,618       (956,785)    22,999,711      4,658,706        575,759         (2,501)
          (3,926)          (916)       (29,274)        (5,191)       (52,444)       (10,453)        (1,898)            (4)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,430,508        316,128     12,446,475      2,995,467     28,173,533      5,804,518        683,878         (4,160)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,711,859      1,075,713      5,229,461      1,623,667     12,909,902      4,036,124        836,724         90,796
        (541,597)      (170,897)    (1,146,808)      (218,309)    (2,242,151)      (536,208)      (186,892)        (2,025)
        (137,890)       (21,291)      (121,552)       (54,801)      (495,418)       (60,199)        (5,920)            --
         (22,994)      (251,813)       150,624         93,346        158,473       (142,226)       126,538          5,467
       7,660,804      9,912,712     38,749,467     24,711,617     83,737,908     47,219,415      8,490,851      1,106,019
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       8,670,182     10,544,424     42,861,192     26,155,520     94,068,714     50,516,906      9,261,301      1,200,257
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      10,100,690     10,860,552     55,307,667     29,150,987    122,242,247     56,321,424      9,945,179      1,196,097
      12,685,581      1,825,029     31,903,452      2,752,465     60,467,015      4,145,591      1,196,097             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 22,786,271   $ 12,685,581   $ 87,211,119   $ 31,903,452   $182,709,262   $ 60,467,015   $ 11,141,276   $  1,196,097
    ============   ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 1997
and December 31, 1996

                                                              CALVERT                      FIDELITY
                                                             SOCIALLY                       VIP II:
                                                            RESPONSIBLE                   CONTRAFUND
                                                    ---------------------------   ---------------------------
                                                        1997           1996           1997         1996(a)
                                                    ---------------------------------------------------------
INCREASE IN TOTAL EQUITY:
  Operations:
    Net investment income (loss)................    $     56,155   $     22,319   $   (228,447)  $     (3,115)
    Net realized gain on investments............         122,929          2,650         32,698             --
    Realized gain distribution received.........         198,489         81,014        115,953             --
    Change in unrealized appreciation
      (depreciation) on investments.............          41,821         (7,934)     3,633,056         36,193
    Decrease attributable to funds of New York
      Life Insurance and Annuity Corporation
      retained by Separate Account..............            (963)          (184)        (8,761)           (43)
                                                    ------------   ------------   ------------   ------------
      Net increase (decrease) in total equity
        resulting from operations...............         418,431         97,865      3,544,499         33,035
                                                    ------------   ------------   ------------   ------------
  Contributions and withdrawals:
    Policyowners' premium payments..............         229,133        115,702      3,143,721        161,508
    Policyowners' surrenders....................         (50,664)       (52,684)      (339,799)        (1,347)
    Policyowner's annuity and death benefits....              --             --        (51,672)            --
    Net transfers from (to) Fixed Account.......         (27,090)       (10,686)       232,305         46,266
    Transfers between Investment Divisions......       2,062,746      1,190,501     30,973,881      2,317,277
                                                    ------------   ------------   ------------   ------------
      Net contributions and withdrawals.........       2,214,125      1,242,833     33,958,436      2,523,704
                                                    ------------   ------------   ------------   ------------
        Increase in total equity................       2,632,556      1,340,698     37,502,935      2,556,739
TOTAL EQUITY:
    Beginning of year...........................       1,527,748        187,050      2,556,739             --
                                                    ------------   ------------   ------------   ------------
    End of year.................................    $  4,160,304   $  1,527,748   $ 40,059,674   $  2,556,739
                                                    ============   ============   ============   ============

                                                             JANUS                    MORGAN STANLEY
                                                             ASPEN                       EMERGING
                                                           WORLDWIDE                      MARKETS
                                                            GROWTH                        EQUITY
                                                  ---------------------------   ---------------------------
                                                      1997         1996(a)          1997         1996(a)
                                                  ---------------------------------------------------------
INCREASE IN TOTAL EQUITY:
  Operations:
    Net investment income (loss)................  $    (63,335)  $      9,652   $    (24,058)  $        574
    Net realized gain (loss) on investments.....        41,873             (2)       138,123           (172)
    Realized gain distribution received.........       135,117             --        245,953             --
    Change in unrealized appreciation
      (depreciation)
      on investments............................     2,881,305         27,813     (1,574,419)         9,627
    Increase (decrease) attributable to funds of
      New York
      Life Insurance and Annuity Corporation
      retained by
      Separate Account..........................        (8,481)           (37)         1,437             (7)
                                                  ------------   ------------   ------------   ------------
      Net increase (decrease) in total equity
        resulting from operations...............     2,986,479         37,426     (1,212,964)        10,022
                                                  ------------   ------------   ------------   ------------
  Contributions and withdrawals:
    Policyowners' premium payments..............     5,065,954        187,630      1,173,626         70,861
    Policyowners' surrenders....................      (689,464)          (245)       (79,912)            --
    Policyowner's annuity and death benefits....      (100,782)            --             --             --
    Net transfers from Fixed Account............       502,000         47,272         75,384          2,893
    Transfers between Investment Divisions......    44,252,676      2,517,946      7,422,353        717,257
                                                  ------------   ------------   ------------   ------------
      Net contributions and withdrawals.........    49,030,384      2,752,603      8,591,451        791,011
                                                  ------------   ------------   ------------   ------------
        Increase in total equity................    52,016,863      2,790,029      7,378,487        801,033
TOTAL EQUITY:
    Beginning of year...........................     2,790,029             --        801,033             --
                                                  ------------   ------------   ------------   ------------
    End of year.................................  $ 54,806,892   $  2,790,029   $  8,179,520   $    801,033
                                                  ============   ============   ============   ============

(a) For the period October 1, 1996 (Commencement of Operations) through December 31, 1996.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

                                           VARIABLE ANNUITY SEPARATE ACCOUNT-III

                FIDELITY                                    JANUS
                  VIP:                                      ASPEN
              EQUITY-INCOME                               BALANCED
    ---------------------------------         ---------------------------------
        1997               1996(a)                1997               1996(a)
    ---------------------------------------------------------------------------
    $   (131,338)        $     (1,504)        $    282,861         $     10,653
          29,096                   --               29,884                   37
         235,647                   --               15,180                   --
       2,411,326                 (367)           1,622,795               (1,534)
          (4,837)                  --               (5,264)                 (43)
    ------------         ------------         ------------         ------------
       2,539,894               (1,871)           1,945,456                9,113
    ------------         ------------         ------------         ------------
       2,301,288               57,029            2,080,572               71,053
        (233,692)              (3,838)            (252,056)                (435)
         (16,054)                  --              (29,064)                  --
         139,382               19,406              112,186               26,917
      23,623,399            1,490,027           20,033,507            1,177,740
    ------------         ------------         ------------         ------------
      25,814,323            1,562,624           21,945,145            1,275,275
    ------------         ------------         ------------         ------------
      28,354,217            1,560,753           23,890,601            1,284,388
       1,560,753                   --            1,284,388                   --
    ------------         ------------         ------------         ------------
    $ 29,914,970         $  1,560,753         $ 25,174,989         $  1,284,388
    ============         ============         ============         ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

                                           VARIABLE ANNUITY SEPARATE ACCOUNT-III

NOTES TO FINANCIAL STATEMENTS

NOTE 1-- Organization and Accounting Policies:
--------------------------------------------------------------------------------
New York Life Insurance and Annuity Corporation Variable Annuity Separate Account-III ("Separate Account" formerly, "LifeStages(SM) Annuity Separate Account") was established on November 30, 1994, under Delaware law by New York Life Insurance and Annuity Corporation, a wholly-owned subsidiary of New York Life Insurance Company. This account was established to receive and invest premium payments under Non-Qualified and Qualified Flexible Premium Variable Retirement Annuity Policies issued by New York Life Insurance and Annuity Corporation. The non-qualified policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. The qualified policies are designed to establish retirement benefits for individuals who participate in qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors Inc. and sold by registered representatives of NYLIFE Securities Inc., certain banking institutions which have entered into selling agreements with New York Life Insurance and Annuity Corporation and registered representatives of unaffiliated broker-dealers. NYLIFE Securities Inc. and NYLIFE Distributors
Inc. are wholly-owned subsidiaries of NYLIFE Inc., which is a wholly-owned subsidiary of New York Life Insurance Company. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

  The assets of the Separate Account are invested in the shares of the MainStay VP Series Fund, Inc. (formerly, "New York Life MFA Series Fund, Inc."), The Alger American Fund, the Acacia Capital Corporation, the Fidelity Variable Insurance Products Fund, the Fidelity Variable Insurance Products Fund II, the Janus Aspen Series, the Morgan Stanley Universal Funds, Inc. and certain other funds (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of New York Life Insurance and Annuity Corporation.

  The Separate Account offers twenty-two variable Investment Divisions, with their respective fund portfolios, for Policyowners to invest premium payments. These financial statements and notes relate only to the following eighteen investment divisions: MainStay VP Capital Appreciation, MainStay VP Cash Management, MainStay VP Convertible, MainStay VP Government, MainStay VP High Yield Corporate Bond, MainStay VP International Equity, MainStay VP Total Return, MainStay VP Value, MainStay VP Bond, MainStay VP Growth Equity, MainStay VP Indexed Equity, Alger American Small Capitalization, Calvert Socially Responsible, Fidelity VIP II: Contrafund, Fidelity VIP: Equity-Income, Janus Aspen Balanced, Janus Aspen Worldwide Growth and Morgan Stanley Emerging Markets Equity. Each Investment Division of the Separate Account will invest exclusively in the corresponding Eligible Portfolio.

  Initial premium payments received are allocated to the MainStay VP Cash Management Investment Division until 15 days after the policy issue date. Thereafter, premium payments will be allocated to the Investment Divisions of the Separate Account in accordance with the Policyowner's instructions. In addition, the Policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account and the Fixed Account of New York Life Insurance and Annuity Corporation.

  No Federal income tax is payable on investment income or capital gains of the Separate Account under current Federal income tax law.

  Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

  Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

  Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

  The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

At December 31, 1997, the investments of the Separate Account are as follows:

                                                          MAINSTAY VP          MAINSTAY VP
                                                            CAPITAL               CASH              MAINSTAY VP
                                                          APPRECIATION         MANAGEMENT           CONVERTIBLE
                                                          -------------------------------------------------------
Number of shares........................................       8,355              47,764                 2,423
Identified cost*........................................    $154,081            $ 47,763              $ 25,293

                                                                                                       ALGER
                                                          MAINSTAY VP          MAINSTAY VP            AMERICAN
                                                             GROWTH              INDEXED               SMALL
                                                             EQUITY              EQUITY            CAPITALIZATION
                                                          -------------------------------------------------------
Number of shares........................................       4,308               8,908                   255
Identified cost*........................................    $ 87,214            $155,681              $ 10,603

* The cost stated also represents the aggregate cost for Federal income tax purposes.

  Investment activity for the year ended December 31, 1997, was as follows:

                                                          MAINSTAY VP          MAINSTAY VP
                                                            CAPITAL               CASH              MAINSTAY VP
                                                          APPRECIATION         MANAGEMENT           CONVERTIBLE
                                                          -------------------------------------------------------
Purchases...............................................    $ 68,427            $130,713              $ 13,132
Proceeds from sales.....................................       4,705             117,813                   628

                                                                                                       ALGER
                                                          MAINSTAY VP          MAINSTAY VP            AMERICAN
                                                             GROWTH              INDEXED               SMALL
                                                             EQUITY              EQUITY            CAPITALIZATION
                                                          -------------------------------------------------------
Purchases...............................................    $ 54,389            $100,798              $ 10,140
Proceeds from sales.....................................         358               1,664                   749

                                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

                                           VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                   MAINSTAY VP      MAINSTAY VP    MAINSTAY VP
    MAINSTAY VP     HIGH YIELD     INTERNATIONAL      TOTAL      MAINSTAY VP    MAINSTAY VP
    GOVERNMENT    CORPORATE BOND      EQUITY         RETURN         VALUE           BOND
    -----------------------------------------------------------------------------------------
        1,295          17,388           1,116          6,776         7,520           1,739
     $ 12,779        $207,738        $ 12,025       $ 99,004      $106,681        $ 23,036

                                                                    JANUS      MORGAN STANLEY
      CALVERT        FIDELITY        FIDELITY         JANUS         ASPEN         EMERGING
     SOCIALLY        VIP II:           VIP:           ASPEN       WORLDWIDE       MARKETS
    RESPONSIBLE     CONTRAFUND     EQUITY-INCOME    BALANCED       GROWTH          EQUITY
    -----------------------------------------------------------------------------------------
        2,105           2,015           1,236          1,445         2,351             870
     $  4,149        $ 36,512        $ 27,589       $ 23,630      $ 52,072        $  9,771

                   MAINSTAY VP      MAINSTAY VP    MAINSTAY VP
    MAINSTAY VP     HIGH YIELD     INTERNATIONAL      TOTAL      MAINSTAY VP    MAINSTAY VP
    GOVERNMENT    CORPORATE BOND      EQUITY         RETURN         VALUE           BOND
    -----------------------------------------------------------------------------------------
     $  5,047        $127,801        $  5,009       $ 38,326      $ 64,706        $ 11,257
        1,638           1,496           1,275          1,600           327           1,317

                                                                    JANUS      MORGAN STANLEY
      CALVERT        FIDELITY        FIDELITY         JANUS         ASPEN         EMERGING
     SOCIALLY        VIP II:           VIP:           ASPEN       WORLDWIDE       MARKETS
    RESPONSIBLE     CONTRAFUND     EQUITY-INCOME    BALANCED       GROWTH          EQUITY
    -----------------------------------------------------------------------------------------
     $  3,379        $ 34,170        $ 26,222       $ 22,583      $ 49,533        $  9,952
          903             214             225            270           267           1,112

NOTE 3--Mortality and Expense Risk Charges:
--------------------------------------------------------------------------------

The Separate Account is charged for administrative services provided and the mortality and expense risks assumed by New York Life Insurance and Annuity Corporation. These charges are made daily at an annual rate of 1.40% of the daily net asset value of each Investment Division. The amounts of these charges retained in the Investment Divisions represent funds of New York Life Insurance and Annuity Corporation. Accordingly, New York Life Insurance and Annuity Corporation participates in the results of each Investment Division ratably with the Policyowners.

--------------------------------------------------------------------------------
NOTE 4 --Distribution of Net Income:
--------------------------------------------------------------------------------

The Separate Account does not expect to declare dividends to Policyowners from accumulated net investment income and realized gains. The income and gains are distributed to Policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

                                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

                                           VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 5-- Cost to Policyowners and New York Life Insurance and Annuity Corporation (in 000's):
--------------------------------------------------------------------------------

At December 31, 1997, the cost to Policyowners and New York Life Insurance and Annuity Corporation for accumulation units outstanding, with adjustments for net investment income, market appreciation (depreciation) and deduction for expenses is as follows:

                                                            MAINSTAY VP      MAINSTAY VP
                                                              CAPITAL            CASH         MAINSTAY VP
                                                            APPRECIATION      MANAGEMENT      CONVERTIBLE
                                                           ------------------------------------------------
Cost to Policyowners and New York Life Insurance and
  Annuity Corporation (net of withdrawals)...............     $152,107         $ 45,143         $ 22,956
Accumulated net investment income (loss).................       (2,651)           2,454              781
Accumulated net realized gain (loss) on investments and
  realized gain distributions received...................        4,063               --            1,475
Unrealized appreciation (depreciation) on investments....       32,982               --              782
Decrease attributable to funds of New York Life Insurance
  and Annuity Corporation retained by Separate Account...          (64)              (4)              (9)
                                                              --------         --------         --------
Net amount applicable to Policyowners and New York Life
  Insurance and Annuity Corporation......................     $186,437         $ 47,593         $ 25,985
                                                              ========         ========         ========

                                                                                                 ALGER
                                                            MAINSTAY VP      MAINSTAY VP        AMERICAN
                                                               GROWTH          INDEXED           SMALL
                                                               EQUITY           EQUITY       CAPITALIZATION
                                                           ------------------------------------------------
Cost to Policyowners (net of withdrawals)................     $ 71,687         $148,580         $ 10,462
Accumulated net investment income (loss).................         (140)           1,168              (86)
Accumulated net realized gain (loss) on investments and
  realized gain distributions received...................       15,416            5,405              194
Unrealized appreciation (depreciation) on investments....          283           27,619              573
Increase (decrease) attributable to funds of New York
  Life Insurance and Annuity Corporation retained by
  Separate Account.......................................          (35)             (63)              (2)
                                                              --------         --------         --------
Net amount applicable to Policyowners....................     $ 87,211         $182,709         $ 11,141
                                                              ========         ========         ========

                                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

                                           VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                           MAINSTAY VP         MAINSTAY VP         MAINSTAY VP
       MAINSTAY VP         HIGH YIELD         INTERNATIONAL           TOTAL            MAINSTAY VP         MAINSTAY VP
       GOVERNMENT        CORPORATE BOND          EQUITY              RETURN               VALUE               BOND
    -----------------------------------------------------------------------------------------------------------------
        $ 11,598            $183,143            $ 10,770            $ 94,177            $ 99,796            $ 20,995
           1,280              14,568               1,119               2,067                 629               1,992
            (139)              9,418                  98               2,420               5,906                 (21)
             (49)             (3,735)               (510)             12,587              14,334                (175)
              (3)                (58)                 (1)                (35)                (43)                 (5)
        --------            --------            --------            --------            --------            --------
        $ 12,687            $203,336            $ 11,476            $111,216            $120,622            $ 22,786
        ========            ========            ========            ========            ========            ========

                                                                                          JANUS          MORGAN STANLEY
         CALVERT            FIDELITY            FIDELITY              JANUS               ASPEN             EMERGING
        SOCIALLY             VIP II:              VIP:                ASPEN             WORLDWIDE            MARKETS
       RESPONSIBLE         CONTRAFUND         EQUITY-INCOME         BALANCED             GROWTH              EQUITY
    -----------------------------------------------------------------------------------------------------------------
        $  3,637            $ 36,483            $ 27,377            $ 23,220            $ 51,784            $  9,383
              89                (232)               (133)                294                 (54)                (23)
             411                 149                 265                  45                 177                 384
              24               3,669               2,411               1,621               2,909              (1,565)
              (1)                 (9)                 (5)                 (5)                 (9)                  1
        --------            --------            --------            --------            --------            --------
        $  4,160            $ 40,060            $ 29,915            $ 25,175            $ 54,807            $  8,180
        ========            ========            ========            ========            ========            ========

NOTE 6--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

Transactions in accumulation units for the years ended December 31, 1997 and December 31, 1996, were as follows:


                                                                       MAINSTAY VP                       MAINSTAY VP
                                                                  CAPITAL APPRECIATION                 CASH MANAGEMENT
                                                                -------------------------         -------------------------
                                                                  1997             1996             1997             1996
                                                                -----------------------------------------------------------
Units issued on contribution by New York Life Insurance and
  Annuity Corporation.......................................         --               --               --                --
Units issued on premium payments............................        701              508          492,361           334,902
Units redeemed on surrenders................................       (242)             (65)            (548)             (297)
Units redeemed on annuity and death benefits................        (36)             (13)             (82)              (85)
Units issued (redeemed) on net transfers from (to) Fixed
  Account...................................................          7               24           (2,361)           (2,060)
Units issued (redeemed) on transfers between Investment
  Divisions.................................................      3,622            5,544          (478,922)        (312,941)
                                                                --------         --------         --------         --------
  Net increase..............................................      4,052            5,998           10,448            19,519
Units outstanding, beginning of year........................      6,949              951           32,709            13,190
                                                                --------         --------         --------         --------
Units outstanding, end of year..............................     11,001            6,949           43,157            32,709
                                                                ========         ========         ========         ========


                                                                       MAINSTAY VP                       MAINSTAY VP
                                                                      TOTAL RETURN                          VALUE
                                                                -------------------------         -------------------------
                                                                  1997             1996             1997             1996
                                                                -----------------------------------------------------------
Units issued on premium payments............................        482              400              485               253
Units redeemed on surrenders................................       (197)             (44)            (152)              (30)
Units redeemed on annuity and death benefits................        (45)              (2)             (24)               (3)
Units issued (redeemed) on net transfers from (to) Fixed
  Account...................................................        (28)              (3)               5               (15)
Units issued on transfers between Investment Divisions......      2,263            4,138            3,545             2,740
                                                                --------         --------         --------         --------
  Net increase..............................................      2,475            4,489            3,859             2,945
Units outstanding, beginning of year........................      5,154              665            3,377               432
                                                                --------         --------         --------         --------
Units outstanding, end of year..............................      7,629            5,154            7,236             3,377
                                                                ========         ========         ========         ========

(a) For the period October 1, 1996 (Commencement of Operations) through December 31, 1996.

                                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

                                           VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                    MAINSTAY VP
        MAINSTAY VP           MAINSTAY VP           HIGH YIELD             MAINSTAY VP
        CONVERTIBLE           GOVERNMENT          CORPORATE BOND      INTERNATIONAL EQUITY
    -------------------   -------------------   -------------------   ---------------------
      1997     1996(a)      1997       1996       1997       1996       1997        1996
    ---------------------------------------------------------------------------------------
         --      1,000         --         --         --         --          --          --
         78          2         59         83      1,184        528          54          58
        (22)        --        (36)       (67)      (335)       (64)        (18)        (11)
         (6)        --         (4)        --        (84)        (5)         (2)         --
          2          1        (14)        --         34          6          --           2
        903        247        243        661      7,239      5,426         206         576
    --------   --------   --------   --------   --------   --------   --------    --------
        955      1,250        248        677      8,038      5,891         240         625
      1,250         --        855        178      6,539        648         692          67
    --------   --------   --------   --------   --------   --------   --------    --------
      2,205      1,250      1,103        855     14,577      6,539         932         692
    ========   ========   ========   ========   ========   ========   ========    ========

                                                                             ALGER
                                                                           AMERICAN
        MAINSTAY VP           MAINSTAY VP           MAINSTAY VP              SMALL
           BOND              GROWTH EQUITY        INDEXED EQUITY        CAPITALIZATION
    -------------------   -------------------   -------------------   -------------------
      1997       1996       1997       1996       1997       1996       1997     1996(a)
    -------------------------------------------------------------------------------------
        155        104        329        126        776        316         84           9
        (49)       (16)       (70)       (17)      (134)       (42)       (18)         --
        (13)        (2)        (7)        (4)       (29)        (5)        (1)         --
         (2)       (24)        11          7         10        (10)        13           1
        697        958      2,440      1,923      5,032      3,710        857         115
    --------   --------   --------   --------   --------   --------   --------   --------
        788      1,020      2,703      2,035      5,655      3,969        935         125
      1,193        173      2,276        241      4,327        358        125          --
    --------   --------   --------   --------   --------   --------   --------   --------
      1,981      1,193      4,979      2,276      9,982      4,327      1,060         125
    ========   ========   ========   ========   ========   ========   ========   ========

--------------------------------------------------------------------------------

                                                           CALVERT              FIDELITY
                                                          SOCIALLY               VIP II:
                                                         RESPONSIBLE           CONTRAFUND
                                                     -------------------   -------------------
                                                       1997       1996       1997     1996(a)
                                                     -----------------------------------------
Units issued on premium payments...................        16        10         259         16
Units redeemed on surrenders.......................        (4)       (4)        (27)        --
Units redeemed on annuity and death benefits.......        --        --          (4)        --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................        (2)       (1)         19          4
Units issued on transfers between Investment
  Divisions........................................       149       101       2,591        221
                                                     --------   --------   --------   --------
  Net increase.....................................       159       106       2,838        241
Units outstanding, beginning of year...............       123        17         241         --
                                                     --------   --------   --------   --------
Units outstanding, end of year.....................       282       123       3,079        241
                                                     ========   ========   ========   ========

                                                          FIDELITY                JANUS
                                                            VIP:                  ASPEN
                                                        EQUITY-INCOME           BALANCED
                                                     -------------------   -------------------
                                                       1997     1996(a)      1997     1996(a)
                                                     -----------------------------------------
Units issued on premium payments...................       188         5         180          7
Units redeemed on surrenders.......................       (19)       --         (22)        --
Units redeemed on annuity and death benefits.......        (1)       --          (2)        --
Units issued on net transfers from Fixed Account...        12         2          10          2
Units issued on transfers between Investment
  Divisions........................................     1,938       142       1,752        116
                                                     --------   --------   --------   --------
  Net increase.....................................     2,118       149       1,918        125
Units outstanding, beginning of year...............       149        --         125         --
                                                     --------   --------   --------   --------
Units outstanding, end of year.....................     2,267       149       2,043        125
                                                     ========   ========   ========   ========

                                                            JANUS            MORGAN STANLEY
                                                            ASPEN               EMERGING
                                                          WORLDWIDE              MARKETS
                                                           GROWTH                EQUITY
                                                     -------------------   -------------------
                                                       1997     1996(a)      1997     1996(a)
                                                     -----------------------------------------
Units issued on premium payments...................       418        18         105          7
Units redeemed on surrenders.......................       (56)       --          (7)        --
Units redeemed on annuity and death benefits.......        (8)       --          --         --
Units issued on net transfers from Fixed Account...        41         5           6         --
Units issued on transfers between Investment
  Divisions........................................     3,728       246         643         73
                                                     --------   --------   --------   --------
  Net increase.....................................     4,123       269         747         80
Units outstanding, beginning of year...............       269        --          80         --
                                                     --------   --------   --------   --------
Units outstanding, end of year.....................     4,392       269         827         80
                                                     ========   ========   ========   ========

(a) For the period October 1, 1996 (Commencement of Operations) through December 31, 1996.

                                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

                                           VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 7--Selected Per Unit Data+:
--------------------------------------------------------------------------------

The following table presents selected per accumulation unit income and capital changes (for an accumulation unit outstanding throughout each year) with respect to each Investment Division of the Separate Account:


                                                                      MAINSTAY VP
                                                                 CAPITAL APPRECIATION
                                                              ---------------------------
                                                               1997      1996     1995(a)
                                                              ---------------------------
Unit value, beginning of year...............................  $13.92    $11.89    $10.00
Net investment income (loss)................................   (0.22)    (0.17)     0.06
Net realized and unrealized gains (losses) on security
  transactions and realized capital gain distributions
  received (includes the effect of capital share
  transactions).............................................    3.25      2.20      1.83
                                                              ------    ------    ------
Unit value, end of year.....................................  $16.95    $13.92    $11.89
                                                              ======    ======    ======

                                                                      MAINSTAY VP
                                                                      HIGH YIELD
                                                                    CORPORATE BOND
                                                              ---------------------------
                                                               1997      1996     1995(a)
                                                              ---------------------------
Unit value, beginning of year...............................  $12.52    $10.83    $10.00
Net investment income.......................................    1.05      1.02      1.15
Net realized and unrealized gains (losses) on security
  transactions and realized capital gain distributions
  received (includes the effect of capital share
  transactions).............................................    0.38      0.67     (0.32)
                                                              ------    ------    ------
Unit value, end of year.....................................  $13.95    $12.52    $10.83
                                                              ======    ======    ======

                                                                      MAINSTAY VP
                                                                         BOND
                                                              ---------------------------
                                                               1997      1996     1995(a)
                                                              ---------------------------
Unit value, beginning of year...............................  $10.64    $10.57    $10.00
Net investment income (loss)................................    0.76      0.99      2.16
Net realized and unrealized gains (losses) on security
  transactions and realized capital gain distributions
  received (includes the effect of capital share
  transactions).............................................    0.10     (0.92)    (1.59)
                                                              ------    ------    ------
Unit value, end of year.....................................  $11.50    $10.64    $10.57
                                                              ======    ======    ======

 +  Per unit data based on average monthly units outstanding during the year.
(a) For the period May 1, 1995 (Commencement of Operations) through December 31, 1995.
(b) For the period October 1, 1996 (Commencement of Operations) through December 31, 1996.

                                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

                                           VARIABLE ANNUITY SEPARATE ACCOUNT-III


--------------------------------------------------------------------------------


            MAINSTAY VP              MAINSTAY VP              MAINSTAY VP
          CASH MANAGEMENT            CONVERTIBLE              GOVERNMENT
    ---------------------------   -----------------   ---------------------------
     1997      1996     1995(a)    1997     1996(b)    1997      1996     1995(a)
    -----------------------------------------------------------------------------
    $ 1.06    $ 1.03    $ 1.00    $10.35    $10.00    $10.66    $10.57    $10.00
      0.04      0.04      0.02      0.38      0.08      0.69      0.86      2.49
        --     (0.01)     0.01      1.05      0.27      0.16     (0.77)    (1.92)
    ------    ------    ------    ------    ------    ------    ------    ------
    $ 1.10    $ 1.06    $ 1.03    $11.78    $10.35    $11.51    $10.66    $10.57
    ======    ======    ======    ======    ======    ======    ======    ======

            MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
       INTERNATIONAL EQUITY              TOTAL RETURN                      VALUE
    ---------------------------   ---------------------------   ---------------------------
     1997      1996     1995(a)    1997      1996     1995(a)    1997      1996     1995(a)
    ---------------------------------------------------------------------------------------
    $11.88    $10.90    $10.00    $12.55    $11.36    $10.00    $13.76    $11.32    $10.00
      0.90      0.87      1.36      0.17      0.27      0.79      0.07      0.11      0.20
     (0.46)     0.11     (0.46)     1.86      0.92      0.57      2.84      2.33      1.12
    ------    ------    ------    ------    ------    ------    ------    ------    ------
    $12.32    $11.88    $10.90    $14.58    $12.55    $11.36    $16.67    $13.76    $11.32
    ======    ======    ======    ======    ======    ======    ======    ======    ======

                                                                                                                ALGER
                                                                                                              AMERICAN
                     MAINSTAY VP                                     MAINSTAY VP                                SMALL
                    GROWTH EQUITY                                  INDEXED EQUITY                          CAPITALIZATION
       ---------------------------------------         ---------------------------------------         -----------------------
        1997            1996           1995(a)          1997            1996           1995(a)          1997           1996(b)
       -----------------------------------------------------------------------------------------------------------------------
       $14.01          $11.42          $10.00          $13.97          $11.58          $10.00          $ 9.57          $10.00
        (0.06)           0.05            0.35            0.09            0.21            0.62           (0.14)          (0.02)
         3.57            2.54            1.07            4.24            2.18            0.96            1.08           (0.41)
       ------          ------          ------          ------          ------          ------          ------          ------
       $17.52          $14.01          $11.42          $18.30          $13.97          $11.58          $10.51          $ 9.57
       ======          ======          ======          ======          ======          ======          ======          ======

--------------------------------------------------------------------------------

                                                                        CALVERT                 FIDELITY
                                                                       SOCIALLY                  VIP II:
                                                                      RESPONSIBLE              CONTRAFUND
                                                              ---------------------------   -----------------
                                                               1997      1996     1995(a)    1997     1996(b)
                                                              -----------------------------------------------
Unit value, beginning of year...............................  $12.46    $11.22    $10.00    $10.63    $10.00
Net investment income (loss)................................    0.31      0.35      1.60     (0.14)    (0.03)
Net realized and unrealized gains (losses) on security
  transactions and realized capital gain distributions
  received (includes the effect of capital share
  transactions).............................................    1.99      0.89     (0.38)     2.52      0.66
                                                              ------    ------    ------    ------    ------
Unit value, end of year.....................................  $14.76    $12.46    $11.22    $13.01    $10.63
                                                              ======    ======    ======    ======    ======

                                                                  FIDELITY              JANUS
                                                                    VIP:                ASPEN
                                                                EQUITY-INCOME         BALANCED
                                                              -----------------   -----------------
                                                               1997     1996(b)    1997     1996(b)
                                                              -------------------------------------
Unit value, beginning of year...............................  $10.45    $10.00    $10.24    $10.00
Net investment income (loss)................................   (0.13)    (0.02)     0.28      0.17
Net realized and unrealized gains on security transactions
  and realized capital gain distributions received (includes
  the effect of capital share transactions).................    2.88      0.47      1.80      0.07
                                                              ------    ------    ------    ------
Unit value, end of year.....................................  $13.20    $10.45    $12.32    $10.24
                                                              ======    ======    ======    ======

                                                                    JANUS          MORGAN STANLEY
                                                                    ASPEN             EMERGING
                                                                  WORLDWIDE            MARKETS
                                                                   GROWTH              EQUITY
                                                              -----------------   -----------------
                                                               1997     1996(b)    1997     1996(b)
                                                              -------------------------------------
Unit value, beginning of year...............................  $10.36    $10.00    $10.00    $10.00
Net investment income (loss)................................   (0.03)     0.08     (0.05)     0.02
Net realized and unrealized gains (losses) on security
  transactions and realized capital gain distributions
  received (includes the effect of capital share
  transactions).............................................    2.15      0.28     (0.06)    (0.02)
                                                              ------    ------    ------    ------
Unit value, end of year.....................................  $12.48    $10.36    $ 9.89    $10.00
                                                              ======    ======    ======    ======

 +  Per unit data based on average monthly units outstanding during the year.
(a) For the period May 1, 1995 (Commencement of Operations) through December 31, 1995.
(b) For the period October 1, 1996 (Commencement of Operations) through December 31, 1996.

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------
To the Board of Directors of New York Life Insurance and
Annuity Corporation and the Variable Annuity Separate Account-III Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations, of changes in total equity and the selected per unit data present fairly, in all material respects, the financial position of the New York Life Insurance and Annuity Corporation Variable Annuity Separate Account-III, formerly known as LifeStages(SM) Annuity Separate Account, comprised of the MainStay VP Capital Appreciation Investment Division, MainStay VP Cash Management Investment Division, MainStay VP Convertible Investment Division, MainStay VP Government Investment Division, MainStay VP High Yield Corporate Bond Investment Division, MainStay VP International Equity Investment Division, MainStay VP Total Return Investment Division, MainStay VP Value Investment Division, MainStay VP Bond Investment Division, MainStay VP Growth Equity Investment Division, MainStay VP Indexed Equity Investment Division, Alger American Small Capitalization Investment Division, Calvert Socially Responsible Investment Division, Fidelity VIP II: Contrafund Investment Division, Fidelity VIP: Equity-Income Investment Division, Janus Aspen Balanced Investment Division, Janus Aspen Worldwide Growth Investment Division, and Morgan Stanley Emerging Markets Equity Investment Division at December 31, 1997, and the results of each of their operations, the changes in each of their total equity, and the selected per unit data for each of the periods presented in conformity with generally accepted accounting principles. These financial statements and the selected per unit data (herein referred to as the "financial statements") are the responsibility of management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 1997 with the MainStay VP Series Fund, Inc., The Alger American Fund, the Acacia Capital Corporation, the Fidelity Variable Insurance Products Fund, the Fidelity Variable Insurance Products Fund II, the Janus Aspen Series, and the Morgan Stanley Universal Funds, Inc., provides a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York
February 23, 1998

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Stockholder of New York Life Insurance and Annuity Corporation

     In our opinion, the accompanying balance sheets and the related statements of income, of changes in stockholder's equity and of cash flows present fairly, in all material respects, the financial position of New York Life Insurance and Annuity Corporation at December 31, 1997 and 1996, and the results of its operations and its cash flows for the three years in the period ended December 31, 1997, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York
February 13, 1998

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)
                                 BALANCE SHEET

                                                                DECEMBER 31,
                                                              -----------------
                                                               1997      1996
                                                              -------   -------
                                                                (IN MILLIONS)
                                    ASSETS
Fixed maturities
     Available for sale, at fair value......................  $12,170   $11,854
     Held to maturity, at amortized cost....................      801       647
Equity securities...........................................       83        70
Mortgage loans..............................................    1,305     1,113
Real estate.................................................      151       151
Policy loans................................................      481       464
Other long-term investments.................................       20        17
                                                              -------   -------
          Total investments.................................   15,011    14,316
Cash and cash equivalents...................................      773       236
Deferred policy acquisition costs...........................      688       691
Other assets................................................      345       252
Separate account assets.....................................    4,315     2,445
                                                              -------   -------
          Total assets......................................  $21,132   $17,940
                                                              =======   =======
                     LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Policyholders' account balances.............................  $13,716   $13,163
Future policy benefits......................................      276       251
Policy claims...............................................       55        57
Deferred taxes..............................................       93        47
Other liabilities...........................................      727       333
Separate account liabilities................................    4,303     2,403
                                                              -------   -------
          Total liabilities.................................   19,170    16,254
STOCKHOLDER'S EQUITY
Capital stock -- par value $10,000
  (20,000 shares authorized,
  2,500 issued and outstanding).............................       25        25
Additional paid in capital..................................      480       480
Net unrealized gains on investments.........................      157        68
Retained earnings...........................................    1,300     1,113
                                                              -------   -------
          Total stockholder's equity........................    1,962     1,686
                                                              -------   -------
          Total liabilities and stockholder's equity........  $21,132   $17,940
                                                              =======   =======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                              STATEMENT OF INCOME

                                                              YEAR ENDED DECEMBER 31,
                                                              ------------------------
                                                               1997     1996     1995
                                                              ------   ------   ------
                                                                   (IN MILLIONS)
REVENUES
     Universal life and annuity fees........................  $  267   $  234   $  224
     Net investment income..................................   1,066    1,048    1,012
     Investment gains, net..................................     126       65       38
     Other income...........................................      82       58       71
                                                              ------   ------   ------
          Total revenues....................................   1,541    1,405    1,345
                                                              ------   ------   ------
EXPENSES
     Interest credited to policyholders' account balances...     748      723      742
     Policyholder benefits..................................     141      117      168
     Operating expenses.....................................     352      299      239
                                                              ------   ------   ------
          Total expenses....................................   1,241    1,139    1,149
                                                              ------   ------   ------
Income before Federal income taxes..........................     300      266      196
Federal income taxes:
     Current................................................     114      121       84
     Deferred...............................................      (1)     (24)      (8)
                                                              ------   ------   ------
          Total Federal income taxes........................     113       97       76
                                                              ------   ------   ------
Net income..................................................  $  187   $  169   $  120
                                                              ======   ======   ======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                  STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY

                                                              YEAR ENDED DECEMBER 31,
                                                              ------------------------
                                                               1997     1996     1995
                                                              ------   ------   ------
                                                                   (IN MILLIONS)
Stockholder's equity, beginning of year.....................  $1,686   $1,676   $1,141
Net income..................................................     187      169      120
Change in unrealized gains and losses on investments........      89     (159)     415
                                                              ------   ------   ------
Stockholder's equity, end of year...........................  $1,962   $1,686   $1,676
                                                              ======   ======   ======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)
                            STATEMENT OF CASH FLOWS

                                                                YEAR ENDED DECEMBER 31,
                                                              ----------------------------
                                                                1997      1996      1995
                                                              --------   -------   -------
                                                                     (IN MILLIONS)
Cash Flows from Operating Activities:
  Net income................................................  $    187   $   169   $   120
  Adjustments to reconcile net income to net cash provided
     by operating activities:
     Depreciation and amortization..........................       (43)      (18)      (26)
     Net capitalization of deferred policy acquisition
       costs................................................       (85)      (44)      (40)
     Universal life and annuity fees........................      (202)     (188)     (183)
     Interest credited to policyholders' account balances...       748       723       742
     Net realized investment gains..........................      (126)      (65)      (38)
     Deferred income taxes..................................        (1)      (24)       (8)
     Decrease in net separate account assets................        30         6        17
     Decrease (increase) in other assets and other
       liabilities..........................................       126      (127)      308
     (Decrease) increase in policy claims...................        (2)      (24)        8
     Increase (decrease) in future policy benefits..........        25        18       (80)
                                                              --------   -------   -------
          Net cash provided by operating activities.........       657       426       820
                                                              --------   -------   -------
Cash Flows from Investing Activities:
  Proceeds from sale of available for sale fixed
     maturities.............................................    13,378     5,787     2,370
  Proceeds from maturity of available for sale fixed
     maturities.............................................     1,137     1,505       930
  Proceeds from sale of held to maturity fixed securities...         3        --        --
  Proceeds from maturity of held to maturity fixed
     maturities.............................................       112       141       103
  Proceeds from sale of equity securities...................       140        47        40
  Proceeds from repayment of mortgage loans.................       220       143       244
  Proceeds from sale of real estate.........................        24        55        13
  Proceeds from other invested assets.......................        16         4        31
  Cost of available for sale fixed maturities acquired......   (14,391)   (7,447)   (4,320)
  Cost of held to maturity fixed maturities acquired........      (281)      (95)     (162)
  Cost of equity securities acquired........................      (163)      (43)      (12)
  Cost of mortgage loans acquired...........................      (413)     (280)     (320)
  Cost of real estate acquired..............................        (4)      (35)      (14)
  Cost of other invested assets acquired....................       (25)       (8)       (5)
  Policy loans..............................................       (17)      (29)      (25)
  Securities sold under agreements to repurchase (net)......       134       (37)     (168)
                                                              --------   -------   -------
          Net cash used in investing activities.............      (130)     (292)   (1,295)
                                                              --------   -------   -------
Cash Flows from Financing Activities:
  Policyholders' account balances:
     Deposits...............................................     1,228     1,069     1,252
     Withdrawals............................................      (176)     (562)     (751)
  Net transfers to the separate accounts....................    (1,040)     (733)     (238)
  Other, net................................................        --        --       (52)
                                                              --------   -------   -------
          Net cash provided (used) by financing
            activities......................................        12      (226)      211
                                                              --------   -------   -------
Effect of exchange rate changes on cash and cash
  equivalents...............................................        (2)        2        (1)
                                                              --------   -------   -------
Net increase (decrease) in cash and cash equivalents........       537       (90)     (265)
                                                              --------   -------   -------
Cash and cash equivalents, beginning of year................       236       326       591
                                                              --------   -------   -------
Cash and cash equivalents, end of year......................  $    773   $   236   $   326
                                                              ========   =======   =======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                         NOTES TO FINANCIAL STATEMENTS

                           DECEMBER 31, 1997 AND 1996

NOTE 1 -- NATURE OF OPERATIONS

     New York Life Insurance and Annuity Corporation ("NYLIAC"), is a direct, wholly owned subsidiary of New York Life Insurance Company ("New York Life") domiciled in the State of Delaware. NYLIAC offers a wide variety of interest sensitive insurance and annuity products to a large cross section of the insurance market. NYLIAC markets its products in all 50 of the United States, the District of Columbia and Taiwan, primarily through its agency force. In addition, NYLIAC markets Corporate Owned Life Insurance through independent brokers and brokerage general agents.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

     The accompanying financial statements have been prepared in conformity with generally accepted accounting principles ("GAAP"). The preparation of financial statements of life insurance enterprises requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results may differ from estimates.

INVESTMENTS

     Fixed maturity investments, which NYLIAC has both the ability and the intent to hold to maturity, are stated at amortized cost. Investments identified as available for sale are reported at fair value. Unrealized gains and losses on available for sale securities are reported in stockholder's equity, net of deferred taxes and related adjustments. The cost basis of fixed maturities is adjusted for impairments in value deemed to be other than temporary, with the associated realized loss reported in net income. Equity securities are carried at fair value with related unrealized gains and losses reflected in stockholder's equity, net of deferred taxes and related adjustments. Realized losses are recognized in net income for other than temporary declines in the fair value of equity securities. Mortgage loans are carried at unpaid principal balances, net of impairment reserves, and are generally secured. Investment real estate, which NYLIAC has the intent to hold for the production of income, is carried at depreciated cost net of write-downs for other than temporary declines in fair value. Properties held for sale are carried at the lower of cost or fair value less estimated selling costs. Policy loans are stated at the aggregate balance due, which approximates fair value since loans on policies have no defined maturity date and reduce amounts payable at death or surrender. Cash equivalents include investments that have maturities of 90 days or less at date of purchase and are carried at amortized cost, which approximates fair value. Short-term investments include investments that have maturities of between 91-365 days at date of purchase. They are included in fixed maturities on the balance sheet, and are carried at amortized cost, which approximates fair value.

     Derivative financial instruments used by NYLIAC to hedge exposure to interest rate and foreign currency fluctuations are accounted for on an accrual basis. Realized gains and losses related to contracts that are effective hedges on specific assets are deferred and recognized in net income in the same period as gains and losses on the hedged assets. Amounts payable or receivable under interest rate, currency and commodity swap agreements and interest rate floor agreements are recognized as investment income or expense when earned. Premiums paid for interest rate floor agreements are amortized into interest expense over the life of the agreement. Unamortized premiums are included in other assets in the balance sheet.

DEFERRED POLICY ACQUISITION COSTS

     The costs of acquiring new business and certain costs of issuing policies that vary with and are primarily related to the production of new business have been deferred and recorded as an asset in the balance sheet. These consist primarily of commissions, certain expenses of underwriting and issuing contracts, and certain agency expenses. Acquisition costs for universal life and annuity contracts are amortized in proportion to estimated gross profits over the effective life of the contracts, which is assumed to be 25 years for universal life contracts and 15 years for annuities. Changes in assumptions are reflected in the current year's amortization.

     The carrying amount of the deferred policy acquisition cost asset is adjusted at each balance sheet date as if the unrealized gains or losses on investments associated with these insurance contracts had been realized and included in the gross profits used to determine current period amortization. The increase or decrease in the deferred policy acquisition cost asset due to unrealized gains or losses is recorded in stockholder's equity.

RECOGNITION OF INCOME AND RELATED EXPENSES

     Amounts received under universal life and annuity contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period for mortality and expense risk, policy administration and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

POLICYHOLDERS' ACCOUNT BALANCES

     Policyholders' account balances on universal life and annuity contracts are equal to cumulative deposits plus credited interest less withdrawals and charges.

FEDERAL INCOME TAXES

     NYLIAC is a member of a group which files a consolidated Federal income tax return with New York Life. The consolidated income tax provision or benefit is allocated among the members of the group in accordance with a tax allocation agreement. The tax allocation agreement provides that each member of the group is allocated its share of the consolidated tax provision or benefit determined on a separate company basis. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years. Deferred income tax assets and liabilities are recognized for the future tax consequence of temporary differences between financial statement carrying amounts and income tax bases of assets and liabilities.

     Current Federal income taxes include a provision for NYLIAC's share of the equity base tax applicable to mutual life insurance companies and their subsidiaries. The amount recorded is based on NYLIAC's estimate of the differential earnings rate (the actual rate will be announced at a later date by the Internal Revenue Service ("IRS")) used to compute the equity base tax.

REINSURANCE

     NYLIAC enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk. NYLIAC remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business it has assumed. NYLIAC evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.

SEPARATE ACCOUNTS

     NYLIAC has established separate accounts with varying investment objectives which are segregated from NYLIAC's general account and are maintained for the benefit of separate account policyholders and NYLIAC. Separate account assets are stated at market value. The liability for separate accounts represents policyholders' interests in the separate account assets. For its registered separate accounts, these liabilities include accumulated net investment income and realized and unrealized gains and losses on those assets, and generally reflect market value. For its guaranteed, non-registered separate accounts, the liability represents amounts due policyholders pursuant to the terms of the binder agreements.

FAIR VALUES OF FINANCIAL INSTRUMENTS

     Fair values of various assets and liabilities are included throughout the notes to financial statements. Specifically, fair value disclosure of fixed maturities, short-term investments, cash equivalents, equity securities and mortgage loans is reported in Note 2 -- Significant Accounting Policies and Note 3 -- Investments. Fair values for policyholders' account balances are reported in Note 5 -- Insurance Liabilities. Fair values for derivative financial instruments are included in Note 10 -- Derivative Financial Instruments and Risk Management. Fair values for repurchase agreements are included in Note
11 -- Commitments and Contingencies.

BUSINESS RISKS AND UNCERTAINTIES

     The development of policy reserves and deferred policy acquisition costs for NYLIAC's products requires management to make estimates and assumptions regarding mortality, morbidity, lapse, expense and investment experience. Such estimates are primarily based on historical experience and future expectations of mortality, morbidity, expense, persistency and investment assumptions. Actual results could differ from those estimates. Management monitors actual experience, and where circumstances warrant, revises its assumptions and the related estimates for policy reserves and deferred policy acquisition costs.

     NYLIAC regularly invests in mortgage loans, mortgage-backed securities and other securities subject to prepayment and call risk. Significant changes in prevailing interest rates and/or geographic conditions may adversely affect the timing and amount of cash flows on such securities, as well as their related values. In addition, the amortization of market premium and accretion of market discount for mortgage-backed securities is based on historical experience and estimates of future payment experience on the underlying mortgage loans. Actual prepayment speeds will differ from original estimates and may result in material adjustments to amortization or accretion recorded in future periods.

     As a subsidiary of a mutual life insurance company, NYLIAC is subject to a tax on its equity base. The rates applied to NYLIAC's equity base are determined annually by the IRS after comparison of mutual life insurance company earnings for the year to the average earnings of the 50 largest stock life insurance companies for the prior three years. Due to the timing of earnings information, estimates of the current year's tax rate must be made by management. The ultimate amounts of equity base tax incurred may vary considerably from the original estimates.

RECENT ACCOUNTING PRONOUNCEMENTS

     During 1997 the FASB issued SFAS 130, "Reporting Comprehensive Income" which establishes standards for the reporting and display of comprehensive income and its components. Comprehensive income is composed of two items -- "net income" and "other comprehensive income". Other comprehensive income includes all changes in equity from nonowner sources (e.g., unrealized holding gains and losses on available for sale securities).

     This Statement requires that the Company classify items of other comprehensive income according to their nature and present each item separately in the financial statement in which other comprehensive income is reported. This Statement also requires that the accumulated balance of other comprehensive income be reported as a separate item in the equity section of the balance sheet. This Statement is effective for the 1998 financial statements of the Company. Reclassification of financial statements for earlier periods provided for comparative purposes is required. Adoption of this Statement will have no effect on reported net income or stockholder's equity.

NOTE 3 -- INVESTMENTS

FIXED MATURITIES

     For publicly traded fixed maturities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, NYLIAC has determined an estimated fair value using either a discounted cash flow approach (including provisions for credit risk) or a proprietary matrix pricing model.

     At December 31, 1997 and 1996, the maturity distribution of fixed maturities was as follows (in millions):

                                                     1997                       1996
                                           ------------------------   ------------------------
                                           AMORTIZED     ESTIMATED    AMORTIZED     ESTIMATED
           AVAILABLE FOR SALE                 COST      FAIR VALUE       COST      FAIR VALUE
           ------------------              ----------   -----------   ----------   -----------
Due in one year or less..................   $   480       $   482      $   489       $   491
Due after one year through five years....     3,053         3,099        3,019         3,039
Due after five years through ten years...     2,156         2,230        2,122         2,151
Due after ten years......................     2,425         2,608        2,030         2,091
Asset-backed securities:
     Government or government agency.....     2,271         2,324        2,866         2,916
     Other...............................     1,411         1,427        1,168         1,166
                                            -------       -------      -------       -------
     Total Available for Sale............   $11,796       $12,170      $11,694       $11,854
                                            =======       =======      =======       =======

                                                     1997                       1996
                                           ------------------------   ------------------------
                                           AMORTIZED     ESTIMATED    AMORTIZED     ESTIMATED
            HELD TO MATURITY                  COST      FAIR VALUE       COST      FAIR VALUE
            ----------------               ----------   -----------   ----------   -----------
Due in one year or less..................   $    30       $    30      $    24       $    24
Due after one year through five years....       225           239          192           194
Due after five years through ten years...       226           240          235           241
Due after ten years......................       224           238          100           105
Asset-backed securities..................        96            97           96            96
                                            -------       -------      -------       -------
     Total Held to Maturity..............   $   801       $   844      $   647       $   660
                                            =======       =======      =======       =======

     At December 31, 1997 and 1996, the distribution of gross unrealized gains and losses on investments in fixed maturities was as follows (in millions):

                                                                  1997
                                            -------------------------------------------------
                                            AMORTIZED   UNREALIZED   UNREALIZED    ESTIMATED
            AVAILABLE FOR SALE                COST        GAINS        LOSSES     FAIR VALUE
            ------------------              ---------   ----------   ----------   -----------
U.S. Treasury and U.S. Government
  corporations and agencies...............   $ 1,066       $ 36         $ 1         $ 1,101
U.S. agencies, state and municipal........     1,946         42           2           1,986
Foreign governments.......................       237         19          --             256
Corporate.................................     7,136        276          12           7,400
Other.....................................     1,411         20           4           1,427
                                             -------       ----         ---         -------
     Total Available for Sale.............   $11,796       $393         $19         $12,170
                                             =======       ====         ===         =======
             HELD TO MATURITY
             ----------------

Corporate.................................   $   705       $ 42         $--         $   747
Other.....................................        96          1          --              97
                                             -------       ----         ---         -------
     Total Held to Maturity...............   $   801       $ 43         $--         $   844
                                             =======       ====         ===         =======

                                                                  1996
                                            -------------------------------------------------
                                            AMORTIZED   UNREALIZED   UNREALIZED    ESTIMATED
            AVAILABLE FOR SALE                COST        GAINS        LOSSES     FAIR VALUE
            ------------------              ---------   ----------   ----------   -----------
U.S. Treasury and U.S. Government
  corporations and agencies...............   $ 1,243       $ 24         $ 7         $ 1,260
U.S. agencies, state and municipal........     2,561         64          15           2,610
Foreign governments.......................       191         13           1             203
Corporate.................................     6,531        131          47           6,615
Other.....................................     1,168         19          21           1,166
                                             -------       ----         ---         -------
     Total Available for Sale.............   $11,694       $251         $91         $11,854
                                             =======       ====         ===         =======

                                            AMORTIZED   UNREALIZED   UNREALIZED    ESTIMATED
             HELD TO MATURITY                 COST        GAINS        LOSSES     FAIR VALUE
             ----------------               ---------   ----------   ----------   -----------
Corporate.................................   $   551       $ 15         $ 2         $   564
Other.....................................        96      --             --              96
                                             -------       ----         ---         -------
     Total Held to Maturity...............   $   647       $ 15         $ 2         $   660
                                             =======       ====         ===         =======

EQUITY SECURITIES

     Estimated fair value for equity securities has been determined using quoted market prices. At December 31, 1997 and 1996, the distribution of gross unrealized gains and losses on equity securities is as follows (in millions):

                                   UNREALIZED   UNREALIZED   ESTIMATED
                            COST     GAINS        LOSSES     FAIR VALUE
                            ----   ----------   ----------   ----------
1997......................  $66       $25           $8          $83
1996......................  $63       $ 8           $1          $70

MORTGAGE LOANS

     NYLIAC's mortgage loans are diversified by property type, location and borrower, and are generally collateralized by the related property. The carrying value of mortgage loans was $1,305 million and $1,113 million at December 31, 1997 and 1996, respectively.

     The fair market value of the mortgage loan portfolio at December 31, 1997 and 1996 is estimated to be $1,408 million and $1,194 million, respectively. Market values are determined by discounting the projected cash flow for each individual loan to determine the current net present value. The discount rate used approximates the current rate for new mortgages with comparable characteristics and similar remaining maturities.

     At December 31, 1997, contractual commitments to extend credit under commercial and residential mortgage loan agreements amounted to approximately $108 million, all at a fixed market rate of interest. These commitments are diversified by property type and geographic region.

     The provision for losses on mortgage loans was $14 million and $20 million at December 31, 1997 and 1996, respectively. The activity in the specific and general provision as of December 31, 1997 and 1996 is summarized below (in millions):

                                                     1997   1996
                                                     ----   ----
Beginning balance..................................  $20    $20
Reductions credited to operations..................   (1)    (1)
Direct writedowns..................................   --      9
Recoveries of amounts previously charged off.......   (5)    (8)
                                                     ---    ---
Ending balance.....................................  $14    $20
                                                     ===    ===

     Impaired mortgage loans along with specific provisions for losses as of December 31, 1997 and 1996, were as follows (in millions):

                                                    1997   1996
                                                    ----   ----
Impaired mortgage loans with provisions for
  losses..........................................  $19    $ 39
Provision for losses..............................   (8)    (14)
                                                    ---    ----
Net impaired mortgage loans.......................  $11    $ 25
                                                    ===    ====

     NYLIAC accrues interest income on impaired loans to the extent it is deemed collectible and the loan continues to perform under its original or restructured contractual terms. Interest income on problem loans is generally recognized on a cash basis. Cash payments on loans in the process of foreclosure are generally treated as a return of principal.

     At December 31, 1997 and 1996, the distribution of the mortgage loan portfolio by property type and geographic region was as follows (in millions):

                                                 1997     1996
                                                ------   ------
Property Type:
     Office building..........................  $  601   $  643
     Retail...................................     255      235
     Apartments...............................     187      179
     Residential..............................     172       18
     Other....................................      90       38
                                                ------   ------
          Total...............................  $1,305   $1,113
                                                ======   ======
Geographic Region:
     Central..................................  $  250   $  246
     Pacific..................................     145      133
     Middle Atlantic..........................     426      377
     South Atlantic...........................     362      307
     New England..............................      73       33
     Other....................................      49       17
                                                ------   ------
          Total...............................  $1,305   $1,113
                                                ======   ======

REAL ESTATE

     At December 31, 1997 and 1996, NYLIAC's real estate portfolio consisted of the following (in millions):

                                                   1997   1996
                                                   ----   ----
Investment.......................................  $103   $105
Acquired through foreclosure.....................    19     39
Real estate joint ventures and limited partnerships  29      7
                                                   ----   ----
          Total real estate......................  $151   $151
                                                   ====   ====

     Accumulated depreciation on real estate was $8 million and $5 million at December 31, 1997 and 1996, respectively. Depreciation expense totaled $3 million for each of the years ended December 31, 1997, 1996 and 1995.

NOTE 4 -- INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES

     The components of net investment income for the years ended December 31, 1997, 1996 and 1995, were as follows (in millions):

                                        1997     1996     1995
                                       ------   ------   ------
Fixed maturities.....................  $  961   $  920   $  904
Equity securities....................       6        3        3
Mortgage loans.......................      96       93       82
Real estate..........................      18       21       19
Policy loans.........................      39       37       35
Other................................       1        6        4
                                       ------   ------   ------
     Gross investment income.........   1,121    1,080    1,047
Investment expenses..................     (55)     (32)     (35)
                                       ------   ------   ------
          Net investment income......  $1,066   $1,048   $1,012
                                       ======   ======   ======

     For the years ended December 31, 1997, 1996 and 1995, realized investment gains computed under the specific identification method are as follows (in millions):

                                              1997             1996             1995
                                         --------------   --------------   --------------
                                         GAINS   LOSSES   GAINS   LOSSES   GAINS   LOSSES
                                         -----   ------   -----   ------   -----   ------
Fixed maturities.......................  $172    $ (83)   $100    $ (64)   $ 62    $ (32)
Equity securities......................     9       (4)     22       (1)     16       (7)
Mortgage loans.........................    12       (8)     15      (19)     15      (19)
Real estate............................     3       (2)      6       (3)      1       (1)
Derivative instruments.................    80      (71)     46      (41)    102     (102)
Other..................................    19       (1)      7       (3)      9       (6)
                                         ----    -----    ----    -----    ----    -----
     Subtotal..........................  $295    $(169)   $196    $(131)   $205    $(167)
                                         ----    -----    ----    -----    ----    -----
Investment gains, net..................            $126              $65              $38
                                                  =====             ====             ====

     During 1997, one fixed maturity investment that had been classified as held to maturity was sold due to credit deterioration. The investment had an amortized cost of $2,791,000, and the sale resulted in a realized gain of $14,000.

     Stockholder's equity at December 31, 1997 and 1996 includes net unrealized gains as follows (in millions):

                                                              1997    1996
                                                              -----   -----
Net unrealized gains on investments before adjustments......  $ 382   $ 163
                                                              -----   -----
Related adjustments:
     Deferred policy acquisition costs......................   (148)    (60)
     Policyholder liabilities...............................      7       2
     Deferred Federal income taxes..........................    (84)    (37)
                                                              -----   -----
                                                               (225)    (95)
                                                              -----   -----
Net unrealized gains on investments included in
  stockholder's equity......................................  $ 157   $  68
                                                              =====   =====

     Changes in net unrealized gains and losses on investments were as follows (in millions):

                                                              1997   1996
                                                              ----   -----
Unrealized gains (losses) on investments:
     Beginning of year......................................  $163   $ 535
     End of year............................................   382     163
                                                              ----   -----
     Net change.............................................   219    (372)
Change in related adjustments of balance sheet accounts:
     Deferred policy acquisition costs......................   (88)    136
     Policyholder liabilities...............................     5      (7)
     Deferred Federal income taxes..........................   (47)     84
                                                              ----   -----
Change in unrealized gains on investments...................    89    (159)
Net unrealized gains on investments at beginning of year....    68     227
                                                              ----   -----
Net unrealized gains on investments at end of year..........  $157   $  68
                                                              ====   =====

NOTE 5 -- INSURANCE LIABILITIES

POLICYHOLDERS' ACCOUNT BALANCES

     NYLIAC's annuity contracts are primarily deferred annuities. The carrying value, which approximates fair value, of NYLIAC's liabilities for deferred annuities at December 31, 1997 and 1996, was $7,150 million and $7,345 million, respectively.

NOTE 6 -- SEPARATE ACCOUNTS

     NYLIAC maintains nine non-guaranteed, registered separate accounts for its variable deferred annuity and variable life products. NYLIAC maintains investments in the registered separate accounts of $12 million and $42 million at December 31, 1997 and 1996, respectively. The assets of the separate accounts, which are carried at market value, represent investments in shares of the New York Life sponsored MainStay VP Series Fund and other nonproprietary funds.

     In addition, in 1997 two guaranteed, non-registered separate accounts were established for universal life insurance policies. These accounts provide a minimum guaranteed interest rate with a market value adjustment imposed upon certain surrenders. The assets of these separate accounts are carried at market value.

NOTE 7 -- DEFERRED POLICY ACQUISITION COSTS

     An analysis of deferred policy acquisition costs (DAC) for the years ended December 31, 1997, 1996 and 1995 is as follows (in millions):

                                                              1997    1996    1995
                                                              -----   -----   -----
Balance at beginning of year before adjustment for
  unrealized gains on investments...........................  $751    $ 707   $ 667
Current year additions......................................   200      151     126
Amortized during year.......................................  (115)    (107)    (86)
Balance at end of year before adjustment for unrealized
  gains on investments......................................   836      751     707
Adjustment for unrealized gains on investments..............  (148)     (60)   (196)
                                                              ----    -----   -----
Balance at end of year......................................  $688    $ 691   $ 511
                                                              ====    =====   =====

NOTE 8 -- FEDERAL INCOME TAXES

     The components of the net deferred tax liability as of December 31, 1997 and 1996 are as follows (in millions):

                                              1997   1996
                                              ----   ----
Deferred tax assets:
     Future policyholder benefits...........  $153   $131
     Employee and agents benefits...........    49     44
     Other..................................     6     16
                                              ----   ----
          Gross deferred tax assets.........   208    191
                                              ====   ====
Deferred tax liabilities:
     Deferred policy acquisition costs......   147    161
     Investments............................   149     68
     Other..................................     5      9
                                              ----   ----
          Gross deferred tax liabilities....   301    238
                                              ----   ----
          Net deferred tax liability........  $ 93   $ 47
                                              ====   ====

     The gross deferred tax asset relates to temporary differences that are expected to reverse as net ordinary deductions. Management believes that NYLIAC's taxable income in future years will be sufficient to realize the deferred tax benefits and therefore, no valuation allowance has been recorded.

     Set forth below is a reconciliation of the Federal income tax rate to the effective tax rate for 1997, 1996 and 1995:

                                                1997       1996       1995
                                                ----       ----       ----
Statutory federal income tax rate.............  35.0%      35.0%      35.0%
Equity base tax...............................   3.3        3.2        --
Tax-exempt income.............................   (.5)       (.7)      (1.3)
Other.........................................   (.1)       (.9)       5.2
                                                ----       ----       ----
Effective tax rate............................  37.7%      36.6%      38.9%
                                                ====       ====       ====

     NYLIAC's Federal income tax returns are routinely examined by the IRS and provisions are made in the financial statements in anticipation of the results of these audits. The IRS has completed audits through 1993. There were no material effects on NYLIAC's results of operations as a result of these audits. NYLIAC believes that its recorded income tax liabilities are adequate for all open years.

NOTE 9 -- REINSURANCE

     A group reinsurance agreement between NYLIAC and New York Life was approved by the New York State Insurance Department in 1981 and was terminated effective December 31, 1995. Under the terms of the agreement, NYLIAC assumed the liabilities for group health long-term disability policies issued by New York Life. Cash settlements were made between the companies through 1996 as follows (in millions):

                                                         YEAR ENDED
                                                        DECEMBER 31,
                                                   -----------------------
                                                     1996           1995
                                                     ----           ----
Premiums due.....................................    $--            $(32)
Benefit reimbursement............................     22              20
Experience refund................................      4               8
                                                     ---            ----
Net settlement paid (received) by NYLIAC.........    $26            $ (4)
                                                     ===            ====

     As a result of the termination of the group reinsurance agreement between NYLIAC and New York Life, NYLIAC transferred $119 million in 1996 as payment for the reserves held to support the claims of the disabled lives covered under the group reinsurance contract. At December 31, 1995, NYLIAC had established a liability of $119 million for this payment.

     On April 1, 1997 NYLIAC, under the terms of an assumption reinsurance agreement, acquired certain bank owned life insurance policies that had been issued by Confederation Life Insurance Company. In conjunction with this transaction, NYLIAC recorded a liability for policyholder account balances of $278 million, and received cash of $245 million and a note receivable of $11 million. The difference of $22 million between the liability recorded and the assets received has been recorded as DAC, which will be amortized over the remaining life of the policies, assumed to be 25 years.

NOTE 10 -- DERIVATIVE FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

     NYLIAC uses derivative financial instruments to manage interest rate, currency and market risk. These derivative financial instruments include foreign currency forward exchange contracts, interest rate floors, and interest rate and commodity swaps. NYLIAC has not engaged in derivative financial instrument transactions for speculative purposes.

     Notional or contractual amounts of derivative financial instruments provide only a measure of involvement in these types of transactions and do not represent the amounts exchanged between the parties engaged in the transaction. The amounts exchanged are determined by reference to the notional amounts and other terms of the derivative financial instruments which relate to interest rates, exchange rates, or other financial indices.

     NYLIAC is exposed to credit-related losses in the event that a counterparty fails to perform its obligations under contractual terms. The credit exposure of derivative financial instruments is represented by the sum of fair values of contracts with each counterparty, if the net value is positive, at the reporting date.

     NYLIAC deals with highly rated counterparties and does not expect the counterparties to fail to meet their obligations. NYLIAC has controls in place to monitor credit exposures by limiting transactions with specific counterparties within specified dollar limits and assessing the future creditworthiness of counterparties. NYLIAC uses master netting agreements and adjusts transaction levels, when appropriate, to minimize risk.

INTEREST RATE RISK MANAGEMENT

     NYLIAC enters into various types of interest rate contracts primarily to minimize exposure of specific assets held by NYLIAC to fluctuations in interest rates.

     The following table summarizes the notional amounts and credit exposures of interest rate related derivative transactions (in thousands):

                                                    1997                  1996
                                             -------------------   -------------------
                                             NOTIONAL    CREDIT    NOTIONAL    CREDIT
                                              AMOUNT    EXPOSURE    AMOUNT    EXPOSURE
                                             --------   --------   --------   --------
Interest Rate Swaps........................  $125,000    $2,973    $ 57,000     $992
Interest Rate Floors.......................  $150,000    $  251    $150,000     $120

     Interest rate swaps are agreements with other parties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed upon notional amount. Swap contracts outstanding at December 31, 1997 are between seven years, eight months and twenty years in maturity. At December 31, 1996 such contracts were between eight years, eight months and fourteen years, four months in maturity. NYLIAC does not act as an intermediary or broker in interest rate swaps.

     The following table shows the type of swaps used by NYLIAC and the weighted average interest rates. Average variable rates are based on the rates which determine the last payment received or paid on each contract; those rates may change significantly, affecting future cash flows:

                                                                1997          1996
                                                              --------       -------
Receive -- fixed swaps -- Notional amount (in thousands)....  $125,000       $57,000
     Average receive rate...................................      6.64%         7.19%
     Average pay rate.......................................      5.70%         5.92%

     During the term of the swap, net settlement amounts are recorded as investment income or expense when earned. Fair values of interest rate swaps were $2,973,000 and $569,000 at December 31, 1997 and 1996, respectively, based on quoted market prices.

     Interest rate floor agreements entitle NYLIAC to receive amounts from counterparties based upon the difference between a strike price and current interest rates. Such agreements serve as hedges against declining interest rates on a portfolio of assets. Amounts received during the term of interest rate floor agreements are recorded as investment income.

     At December 31, 1997 and 1996, unamortized premiums on interest rate floors amounted to $447,000 and $522,000, respectively. Fair values of such agreements were $251,000 and $120,000 at December 31, 1997 and 1996, respectively, based on quoted market prices.

COMMODITY RISK MANAGEMENT

     NYLIAC has certain bond investments with interest payments linked to prices of commodities such as gold and crude oil. NYLIAC has entered into commodity swaps with a total notional amount of $18,000,000 as a hedge against commodity risks. The credit exposure of these swaps is $3,021,000 at December 31, 1997.

NOTE 11 -- COMMITMENTS AND CONTINGENCIES

LITIGATION

     In 1995, NYLIAC and New York Life settled a nationwide class action brought in New York State court related to the sale of whole life and universal life insurance policies from 1982 through 1994. In entering into the settlement, NYLIAC specifically denied any wrongdoing. The settlement was approved by the judge and has been upheld on appeal.

     There are also actions in various jurisdictions by individual policyowners who either did or did not exclude themselves from the settlement of the nationwide class action and a purported class action claiming to include numerous policyowners in one jurisdiction who did not exclude themselves from the nationwide class action. The certification by a non-New York State court of a purported class action claiming to include numerous policyowners in that state who excluded themselves from the settlement of the nationwide class action was recently reversed by an intermediate appellate court; plaintiffs have filed a motion for rehearing in the intermediate appellate court. Most of these actions seek substantial or unspecified compensatory and punitive damages.

     NYLIAC is also a defendant in other individual suits arising from its insurance (including variable contracts registered under the federal securities law), investment and/or other operations, including actions involving retail sales practices. Most of these actions also seek substantial or unspecified compensatory and punitive damages. NYLIAC is also from time to time involved as a party in various governmental, administrative, and investigative proceedings and inquiries.

     Given the uncertain nature of litigation and regulatory inquiries, the outcome of the above cannot be predicted. NYLIAC nevertheless believes that, after provisions made in the financial statements, the ultimate liability that could result from such litigation and proceedings would not have a material adverse effect on NYLIAC's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on NYLIAC's operating results for a given year.

LOANED SECURITIES AND REPURCHASE AGREEMENTS

     NYLIAC participates in a securities lending program for the purpose of enhancing income on securities held. At December 31, 1997, $659 million ($826 million at December 31, 1996) of NYLIAC's bonds were on loan to others, but were fully collateralized in an account held in trust for NYLIAC.

     NYLIAC enters into agreements to sell and repurchase securities for the purpose of enhancing income on securities held. Under these agreements, NYLIAC obtains the use of funds from a broker for approximately one month. The liability reported in the balance sheet (included in other liabilities) at December 31, 1997 of $184 million ($50 million at December 31, 1996) approximates fair value. The investments acquired with the funds received from the securities sold are primarily included in cash and cash equivalents in the balance sheet.

NOTE 12 -- RELATED PARTY TRANSACTIONS

     New York Life provides NYLIAC with services and facilities for the sale of insurance and other activities related to the business of insurance. NYLIAC reimburses New York Life for the identified costs associated with these services and facilities under the terms of a Service Agreement between New York Life and NYLIAC. Such costs, amounting to $247 million for the year ended December 31, 1997 ($191 million for 1996 and $166 million for 1995) are reflected in operating expenses and net investment income in the accompanying Statement of Income.

NOTE 13 -- SUPPLEMENTAL CASH FLOW INFORMATION

     As a result of the reinsurance agreement with New York Life discussed in
Note 9, NYLIAC transferred $119 million in fixed maturities to New York Life during 1996.

     Federal income taxes paid were $126 million, $146 million, and $57 million during 1997, 1996 and 1995, respectively.

     Interest paid was $5 million, $3 million and $2 million during 1997, 1996 and 1995, respectively.

NOTE 14 -- RECONCILIATIONS BETWEEN STATUTORY ACCOUNTING AND GAAP

     Accounting practices used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from GAAP. The following chart reconciles NYLIAC's statutory surplus determined in accordance with accounting practices prescribed by the Delaware State Insurance Department with stockholder's equity on a GAAP basis (in millions):

                                                            YEAR ENDED DECEMBER 31,
                                                            ------------------------
                                                             1997     1996     1995
                                                            ------   ------   ------
Statutory Surplus.........................................  $1,089   $  998   $  878
                                                            ------   ------   ------
Adjustments:
     Deferred policy acquisition costs....................     688      691      511
     Investment related...................................     377      151      511
     Asset valuation reserve..............................     165      164      137
     Interest maintenance reserve.........................     105       35       26
     Non-admitted assets..................................      59       31       26
     Policyholder liabilities.............................    (330)    (262)    (187)
     Deferred taxes.......................................     (93)     (47)    (156)
     Employee benefit liabilities.........................     (66)     (63)     (61)
     Other................................................     (32)     (12)      (9)
                                                            ------   ------   ------
          Total adjustments...............................     873      688      798
                                                            ------   ------   ------
Total GAAP Stockholder's Equity...........................  $1,962   $1,686   $1,676
                                                            ======   ======   ======

     The following chart reconciles NYLIAC's statutory net income determined in accordance with accounting practices prescribed by the Delaware State Insurance Department with net income on a GAAP basis (in millions):

                                                             YEAR ENDED DECEMBER 31,
                                                          ------------------------------
                                                          1997         1996         1995
                                                          ----         ----         ----
Statutory Net Income....................................  $134         $148         $ 95
                                                          ----         ----         ----
Adjustments:
     Deferred policy acquisition costs..................    63           44           40
     Investment related.................................    92            1          (11)
     Interest maintenance reserve.......................   (14)           9            6
     Policyholder liabilities...........................   (84)         (54)          (4)
     Deferred taxes.....................................    (1)          24            8
     Other..............................................    (3)          (3)         (14)
                                                          ----         ----         ----
          Total Adjustments.............................    53           21           25
                                                          ----         ----         ----
GAAP Net Income.........................................  $187         $169         $120
                                                          ====         ====         ====

     Financial statements prepared on the statutory basis of accounting vary from those prepared under GAAP, primarily as follows: (1) the costs related to acquiring business, principally commissions and certain policy issue expenses are charged to income in the year incurred, whereas under GAAP they would be deferred and amortized over the periods benefitted; (2) funds received under deposit-type contracts are reported as premium income, whereas under GAAP, such funds are recorded as a liability; (3) life insurance reserves are based on different assumptions than they are under GAAP; (4) life insurance companies are required to establish an Asset Valuation Reserve ("AVR") by a direct charge to surplus to offset potential investment losses, whereas under GAAP, the AVR is not recognized and any reserve for losses on investments would be deducted from the assets to which they relate and would be charged to income; (5) investments in fixed maturities are generally carried at amortized cost or values prescribed by the National Association of Insurance Commissioners ("NAIC"); under GAAP, investments in fixed maturities, which are available for sale or held for trading, are generally carried at market value, with changes in market value charged against equity or reflected in earnings; (6) realized gains and losses resulting from changes in interest rates on fixed income investments are deferred in the interest maintenance reserve ("IMR") and amortized into investment income over the remaining life of the investment sold, whereas under GAAP, the gains and losses are recognized in income at the time of sale; and (7) deferred federal income taxes are not provided for as they are under GAAP; (8) certain assets are considered non-admitted and excluded from assets in the balance sheet, whereas they are included under GAAP.

     The New York State Insurance Department recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the New York Insurance Law. No consideration is given by the Department to financial statements prepared in accordance with generally accepted accounting principles in making such determinations.

     At December 31, 1997 and 1996, on a statutory basis, admitted assets were $20,059 million and $17,099 million, respectively, and total liabilities were $18,970 million and $16,101 million, respectively, which included policy reserves of $13,666 million and $13,099 million, respectively.

     NYLIAC is restricted as to the amounts it may pay as dividends to New York Life. The maximum amount of dividends which can be paid by a Delaware insurance company to its stockholders may not exceed that part of its available and accumulated surplus funds which is derived from net operating profits and realized capital gains. Such available and accumulated funds at December 31, 1997 were $584 million.

                            PART C. OTHER INFORMATION

ITEM 24.   FINANCIAL STATEMENTS AND EXHIBITS

a.    Financial Statements.

        All required financial statements are included in Part B of this Registration Statement.

b.    Exhibits.

(1) Resolution of the Board of Directors of New York Life Insurance and Annuity Corporation ("NYLIAC") authorizing establishment of the Separate Account - Previously filed as Exhibit (1) to Registrant's initial Registration Statement, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (1) to Registrant's Post-Effective Amendment No. 2 on Form N-4, and incorporated herein by reference.

(2)        Not applicable.

(3)(a) Distribution Agreement between NYLIFE Securities Inc. and NYLIAC - Previously filed as Exhibit (3)(a) to Post-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86084), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (3)(a) to Post-Effective Amendment No. 4 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 33-64410), and incorporated herein by reference.

(3)(b) Distribution Agreement between NYLIFE Distributors Inc. and NYLIAC - Previously filed as Exhibit (3)(b) to Registrant's Post-Effective Amendment No. 1 on Form N-4, and incorporated herein by reference.


(4) Specimen Policy - Previously filed as Exhibit (4) to Registrant's initial Registration Statement, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (4) to Registrant's Post-Effective Amendment No. 2 on Form N-4, and incorporated herein by reference. Specimen policy for the MainStay Plus Variable Annuity
           - filed herewith.

(4)(a) Endorsements to Specimen Policy for the MainStay Plus Variable Annuity - filed herewith.

(5) Form of application for a Policy - Previously filed as Exhibit (5) to the initial registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5) to Registrant's Post-Effective Amendment No. 2 on Form N-4, and incorporated herein by reference. Form of application for the MainStay Plus Variable Annuity previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5) to Registrant's Post-Effective Amendment No. 3 on Form N-4, and incorporated herein by reference.


(6)(a)     Certificate of Incorporation of NYLIAC - Previously filed as Exhibit
           (6)(a) to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86083), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(a) to the initial registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(6)(b)(1) By-Laws of NYLIAC - Previously filed as Exhibit (6)(b) to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86083), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(b) to the initial registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(6)(b)(2) Amendments to By-Laws of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(b) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-39157), and incorporated herein by reference.

(7) Contract of Reinsurance between Connecticut General Life Insurance Company/Cigna Reinsurance and NYLIAC - Previously filed as Exhibit
           (7) to Registrant's Post-Effective Amendment No. 1 on Form N-4, and incorporated herein by reference.

(8)(a) Stock Sale Agreement between NYLIAC and MainStay VP Series Fund, Inc. (formerly New York Life MFA Series Fund, Inc.) - Previously filed as Exhibit (8)(a) to Pre-Effective Amendment No. 1 to the registration statement on Form N-1 for New York Life MFA Series Fund, Inc. (File No. 2-86082), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(a) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(8)(b) Participation Agreement among Acacia Capital Corporation, Calvert Asset Management Company, Inc. and NYLIAC, as amended - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
           (9)(b)(1) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(8)(c) Participation Agreement among The Alger American Fund, Fred Alger and Company, Incorporated and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(2) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(8)(d) Participation Agreement between Janus Aspen Series and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(3) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(8)(e) Participation Agreement among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
           (9)(b)(4) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(8)(f) Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
           (9)(b)(5) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(8)(g) Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
           (9)(b)(6) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(8)(h) Form of Participation Agreement among T. Rowe Price Equity Series, Inc., T. Rowe Price Associates, Inc. and NYLIAC - Incorporated herein by reference to Exhibit (8)(h) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342).

(8)(i) Form of Participation Agreement among Van Eck Worldwide Insurance Trust, Van Eck Associates Corporation and NYLIAC - Incorporated herein by reference to Exhibit (8)(i) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342).

(8)(j) Form of Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and NYLIAC - Incorporated herein by reference to Exhibit (8)(j) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342).

(9) Opinion and Consent of Jonathan E. Gaines, Esq. - Previously filed as Exhibit (9) to Registrant's Post-Effective Amendment No. 3 on Form N-4 in accordance with Regulation S-T, 17 CFR 232.102(e), and incorporated herein by reference.

(10)(a)    Consent of Price Waterhouse LLP - filed herewith.

(10)(b) Powers of Attorney for the Directors and Officers of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(c) to Pre-Effective Amendment No. 2 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617) for the following, and incorporated herein by reference:

           Jay S. Calhoun, Vice President, Treasurer and Director (Principal
             Financial Officer)
           Richard M. Kernan, Jr., Director
           Robert D. Rock, Senior Vice President and Director
           Frederick J. Sievert, President and Director (Principal Executive
             Officer)
           Stephen N. Steinig, Senior Vice President, Chief Actuary and Director Seymour Sternberg, Director

(10)(c) Power of Attorney for Maryann L. Ingenito, Vice President and Controller (Principal Accounting Officer) Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(d) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(10)(d) Power of Attorney for Howard I. Atkins, Executive Vice President (Principal Financial Officer) Previously filed as Exhibit 8 (d) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-39157), and incorporated herein by reference.

(11)       Not applicable.

(12)       Not applicable.

(13) Schedule of Computations - Previously filed as Exhibit 13 to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342), and incorporated herein by reference.

(14)       Not applicable.

ITEM 25.   DIRECTORS AND OFFICERS OF THE DEPOSITOR

The business address of each director and officer of NYLIAC is 51 Madison Avenue, New York, NY 10010.

        Name:                                 Title:
        -----                                 ------
        Seymour Sternberg                     Director
        Richard M. Kernan, Jr.                Director
        Frederick J. Sievert                  Director and President
        Robert D. Rock                        Director and Senior Vice President
        Jay S. Calhoun                        Director, Senior Vice President and Treasurer
        Stephen N. Steinig                    Director, Senior Vice President and Chief Actuary
        Howard I. Atkins                      Executive Vice President and Chief Financial Officer
        Michael L. Callahan                   Senior Vice President
        Marc J. Chalfin                       Senior Vice President
        John J. DiNiro                        Senior Vice President
        Michael Gallo                         Senior Vice President
        Solomon Goldfinger                    Senior Vice President
        Phillip J. Hildebrand                 Senior Vice President
        Jean E. Hoysradt                      Senior Vice President
        Gerald Kaplan                         Senior Vice President and Tax Counsel
        Richard D. Levy                       Senior Vice President
        Paul Morris                           Senior Vice President
        Michael J. Nocera                     Senior Vice President
        Frank J. Ollari                       Senior Vice President
        Anne F. Pollack                       Senior Vice President
        Steven Ray                            Senior Vice President
        Thomas J. Warga                       Senior Vice President and General Auditor
        Edward C. Wilson                      Senior Vice President and Chief Sales Officer
        William Cheng                         Vice President
        Limin Chu                             General Manager and President of Taiwan Branch
        Henry Ciapas                          Vice President
        Patrick Colloton                      Vice President
        John A. Cullen                        Vice President and Assistant Controller
        Lisa O. Cullity                       Vice President
        Sheila K. Davidson                    Vice President
        Melvin J. Feinberg                    Vice President
        Jane L. Hamrick                       Vice President and Actuary
        Celia M. Holtzberg                    Vice President
        Robert Hynes                          Vice President
        Maryann L. Ingenito                   Vice President and Controller
        Himi L. Kittner                       Vice President
        David Krystel                         Vice President
        Thomas S. McArdle                     Vice President
        Daniel J. McKillop                    Vice President
        John R. Meyer                         Vice President
        William H. Mowat                      Vice President
        Michael M. Oleske                     Vice President and Associate Tax Counsel
        Andrew N. Reiss                       Vice President and National Sales Manager
        Lawrence R. Stoehr                    Vice President
        Richard W. Zuccaro                    Vice President
        George J. Trapp                       Secretary

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

The Depositor, NYLIAC, is a wholly-owned subsidiary of New York Life Insurance Company ("New York Life"). The Registrant is a segregated asset account of NYLIAC. The following chart indicates persons presumed to be controlled by New York Life+, unless otherwise indicated. Subsidiaries of other subsidiaries are indented accordingly, and ownership is 100% unless otherwise indicated.

                                                          Jurisdiction of       Percent of Voting
Name                                                      Organization          Securities Owned
----                                                      ------------          ----------------
Aegis Technologies, Inc.(1)                               Delaware

MainStay Institutional Funds Inc.(2)                      Maryland

MainStay VP Series Fund, Inc.(3)                          Maryland

New York Life Fund, Inc.(3)                               New York

New York Life Insurance and Annuity Corporation           Delaware

New York Life Irrevocable Trust of 1996(4)                New York              N/A

------------------------------------
+ By including the indicated corporations in this list, New York Life is not stating or admitting that said corporations are under its actual control; rather, these corporations are listed here to ensure full compliance with the requirements of this Form N-4.

 NYLIFE Inc.                                              New York
    Eagle Strategies Corp.                                Arizona
    Greystone Realty Corporation                          Delaware
        Greystone Realty Management, Inc.                 Delaware
    MacKay-Shields Financial Corporation                  Delaware
    MainStay Shareholder Services, Inc.                   Delaware
    MSC Holding, Inc.                                     Georgia               85.43%
    Monitor Capital Advisors, Inc.                        Delaware
    New York Life Benefit Services, Inc.                  Massachusetts
        ADQ Insurance Agency, Inc.                        Massachusetts

--------
    (1)A Certificate of Dissolution was filed for this Company on April 9, 1996. Pursuant to Delaware law, the Company's existence is "continued" for a period of three years following dissolution for purposes of winding up. Therefore, this Company is included here for informational purposes only.

    (2)This entity is an unaffiliated registered investment company as to which New York Life and/or its subsidiaries perform investment management, administrative, distribution and underwriting services. It is not a subsidiary of New York Life but is included here for informational purposes only.

    (3)New York Life serves as investment adviser to these entities, the shares of which are held of record by separate accounts of New York Life (in the case of New York Life Fund, Inc.) and New York Life Insurance and Annuity Corporation ("NYLIAC") (for MainStay VP Series Fund, Inc.). New York Life disclaims any beneficial ownership and control of these entities. New York Life and NYLIAC as depositors of said separate accounts have agreed to vote their shares as to matters covered in the proxy statements in accordance with voting instructions received from holders of variable annuity and variable life insurance policies at the shareholders meeting of these entities. They are not subsidiaries of New York Life, but are included here for informational purposes only.

    (4)An unaffiliated trust formed solely for the purpose of holding shares of New York Life Settlement Corporation. It is not a subsidiary of New York Life, but is included here for informational purposes only.

                                                             Jurisdiction of       Percent of Voting
Name                                                         Organization          Securities Owned
----                                                         ------------          ----------------
(NYLIFE Inc. subsidiaries cont.)
    New York Life Capital Corporation                        Delaware
    MainStay Management, Inc.                                Delaware
    Madison Square Advisors, Inc.                            Delaware
    New York Life International Investment Inc.              Delaware
        Monetary Research Ltd.                               Bermuda
        NYL Management Limited                               United Kingdom
           Taiyo Life Gamma Asset Management Limited(5)      Japan                 33.345%
    New York Life International, Inc.                        Delaware
        New York Life Worldwide Capital, Inc.                Delaware
        New York Life Worldwide Development, Inc.            Delaware
        New York Life Worldwide (Bermuda) Ltd.               Bermuda
        New York Life Insurance Worldwide Ltd.               Bermuda
        New York Life (U.K.) Limited(6)                      United Kingdom        99.97%
           Life Assurance Holding Corporation Limited        United Kingdom        31.25%
               Windsor Life Assurance Company Limited        United Kingdom
           Windsor Construction Company Limited              United Kingdom
        KOHAP New York Life Insurance Ltd.                   South Korea           51%
        P.T. Asuransi Jiwa Sewu-New York Life                Indonesia
        GEO New York Life, S.A.                              Mexico                49%
    NYLIFE Administration Corp. (doing business as NYLACOR   Texas
    NYLIFE Depositary Corporation                            Delaware
        NYLIFE Structured Asset Management Company Ltd.      Texas                 16.67%; NYLIFE
                                                                                   SFD Holding Inc.
                                                                                   owns the remaining
                                                                                   83.33%
    NYLIFE Distributors Inc.                                 Delaware
    NYLIFE Funding Inc.                                      Delaware
    NYLIFE HealthCare Management, Inc.                       Delaware
        Express Scripts, Inc.                                Delaware              46.3% of total
                                                                                   combined stock and
                                                                                   89.6% of the voting
                                                                                   rights
           Express Scripts Vision Corporation                Delaware
           Great Plains Reinsurance Company                  Arizona
           Practice Patterns Science, Inc.                   Delaware              80%
           ESI Canada Holdings, Inc.                         Canada
               ESI Canada, Inc.                              Canada
           IVTx of Houston, Inc.                             Texas
           IVTx of Dallas, Inc.                              Texas
           PhyNet, Inc.                                      Delaware
        NYLCare Health Plans, Inc.                           Delaware
           New York Life and Health Insurance Company        Delaware
           Avanti Corporate Health Systems, Inc.             Delaware


--------
    (5)Based on the percentage of ownership as well as the lack of "control" by New York Life over management or policies of this company, this entity is not considered a subsidiary of New York Life but is included here for informational purposes only.

    (6)One share is held by NYLIFE, Inc., a Nominee, as required by British law.

                                                             Jurisdiction of       Percent of Voting
Name                                                         Organization          Securities Owned
----                                                         ------------          ----------------
(NYLIFE Inc. subsidiaries cont.)
               Avanti Health Systems of Texas, Inc.          Texas
               Avanti of the District, Inc.                  Maryland
               Avanti of Illinois, Inc.                      Illinois
               Avanti of New York, Inc.                      New York
                    MBS IPA, Inc.                            New York
               Avanti of New Jersey, Inc.                    New Jersey
           NYLCare Health Plans of the Mid-Atlantic, Inc.    Maryland              80%; Physicians
                                                                                   Health Services
                                                                                   Foundation, Inc.
                                                                                   owns 20%
               Physicians Health Services Foundation, Inc.   Maryland
           Lonestar Holding Co.                              Delaware
               Lone Star Health Plan, Inc.                   Texas                 90%; NYLCare
                                                                                   Health Plans, Inc.
                                                                                   owns 10%
                  NYLCare Health Plans of the Gulf Coast,    Texas
           Prime Provider Corp.                              New York
               Prime Provider Corp. of Texas                 Texas
           NYLCare of Connecticut, Inc.                      Connecticut
           Sanus Dental Plan of New Jersey, Inc.             New Jersey
           NYLCare Dental Plans of the Southwest, Inc.       Texas
           NYLCare Health Plans of New York, Inc.            New York
           NYLCare Health Plans of Connecticut, Inc.         Connecticut
           NYLCare Health Plans of the Midwest, Inc.         Illinois
           NYLCare Health Plans of New Jersey, Inc.          New Jersey
           NYLCare of Texas, Inc.                            Texas
               NYLCare Passport PPO of the Southwest, Inc.   Texas
           NYLCare Preferred Services, Inc.                  Maryland
           Sanus Preferred Providers West, Inc.              California
           Sanus Preferred Services of Illinois, Inc.        Illinois
           NYLCare Health Plans of the Southwest, Inc.       Texas
           NYLCare Health Plans of Louisiana, Inc.           Louisiana             99.8%; Patrick D.
                                                                                   Seiter and
                                                                                   E. L. Henry  each
                                                                                   own .1% of the
                                                                                   remaining stocks
           NYLCare of New England, Inc.                      Delaware
           Sanus - Northeast, Inc.                           Delaware
           NYLCare Health Plans of Maine, Inc.               Maine
           NYLCare NC Holdings, Inc.                         Delaware
               WellPath Community Health Plans, L.L.C.       North Carolina        Duke Medical
                                                                                   Strategies, Inc.
                                                                                   holds 50%;
                                                                                   50% LLC interest
                  WPCHP Holdings, Inc.                       Delaware

                                                          Jurisdiction of       Percent of Voting
Name                                                      Organization          Securities Owned
----                                                      ------------          ----------------
(NYLIFE Inc. subsidiaries cont.)
                  WellPath Preferred Services, L.L.C.     North Carolina        99%;WPCHP
                                                                                Holdings, Inc. owns
                                                                                other 1%
                  WellPath Select Holdings, L.L.C.        North Carolina        WPCHP Holdings,
                                                                                Inc. holds 1%;
                                                                                99% LLC Interest
                          WellPath Select, Inc.           North Carolina
           WellPath of Carolina, Inc.                     Delaware
           WellPath of Arizona Reinsurance Company        Arizona
           Sanus of New York and New Jersey, Inc.         New York
           NYLCare Health Plans of Pennsylvania, Inc.     Pennsylvania
           Docservco, Inc.                                New York
           The ETHIX Corporation                          Delaware
               ETHIX Great Lakes, Inc.                    Michigan
               ETHIX Mid-Atlantic, Inc.                   Pennsylvania
               ETHIX Midlands, Inc.                       Delaware
               ETHIX Mid-Rivers, Inc.                     Missouri
               ETHIX Northwest Public Services, Inc.      Washington
               ETHIX Northwest, Inc.                      Washington
                  NYLCare Health Plans Northwest, Inc.    Washington
               ETHIX Pacific, Inc.                        Oregon
               ETHIX Risk Management, Inc.                Oregon
               ETHIX Southeast, Inc.                      North Carolina
               ETHIX Southwest, Inc.                      Texas
           Benefit Panel Services, Inc.                   California            33 1/3% owned
                                                                                by Mass Mutual
                                                                                Holding Company
                                                                                Two MSC, Inc. and
                                                                                33 1/3% owned by
                                                                                Anthem Companies,
                                                                                Inc.
               BPS Health Plan Administrators             California
               VivaHealth, Incorporated                   California
           One Liberty Plaza Holdings, Inc.               Delaware
    NYLIFE Refinery Inc.                                  Delaware
    NYLIFE Resources Inc.                                 Delaware
    NYLIFE Securities Inc.                                New York
    NYLIFE SFD Holding Inc.                               Delaware
        NYLIFE Structured Asset Management Company, Ltd.  Texas                 83.33%; NYLIFE
                                                                                Depositary Corp.
                                                                                owns the remaining
                                                                                16.67%
    NYLINK Insurance Agency Incorporated                  Delaware
        NYLINK Insurance Agency of Alabama, Incorporated  Alabama
        NYLINK Insurance Agency of Hawaii, Incorporated   Hawaii

                                                             Jurisdiction of       Percent of Voting
Name                                                         Organization          Securities Owned
----                                                         ------------          ----------------
(NYLIFE Inc. subsidiaries cont.)
        NYLINK Insurance Agency of Massachusetts, Incorpor   Massachusetts
        NYLINK Insurance Agency of New Mexico                New Mexico
           Incorporated

    NYLTEMPS Inc.                                            Delaware

    New York Life Trust Company                              New York

NYLIFE Insurance Company of Arizona                          Arizona

NYLINK Insurance Agency of Ohio, Incorporated(7)             Ohio

NYLINK Insurance Agency of Oklahoma, Incorporated(8)         Oklahoma

NYLINK Insurance Agency of Texas, Incorporated(9)            Texas

The MainStay Funds(10)                                       Massachusetts



ITEM 27.   NUMBER OF CONTRACT OWNERS


    As of June 30, 1998, there were approximately 50,299 owners of Policies offered under NYLIAC Variable Annuity Separate Account-III.



ITEM 28.   INDEMNIFICATION

    Reference is made to Article VIII of the Depositor's By-Laws.

    New York Life maintains Directors and Officers Liability/Company Reimbursement ("D&O") insurance which covers directors, officers and trustees of New York Life, its subsidiaries, and its subsidiaries and certain affiliates including the Depositor while acting in their capacity as such. The total annual aggregate of D&O coverage is $100 million applicable to all insureds under the D&O policies. There is no assurance that such coverage will be maintained by New York Life or for the Depositor in the future as, in the past, there have been large variances in the availability of D&O insurance for financial institutions.

    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public

--------

    (7)This affiliated corporation is organized to conduct the business of NYLINK Insurance Agency Incorporated in the state of Ohio.

    (8)This affiliated corporation is organized to conduct the business of NYLINK Insurance Agency Incorporated in the state of Oklahoma.

    (9)This affiliated corporation is organized to conduct the business of NYLINK Insurance Agency Incorporated in the state of Texas.

    (10)This entity is an unaffiliated registered investment company for which New York Life subsidiaries perform investment management, administrative, distribution and underwriting services. It is not a subsidiary of New York Life, but is included here for informational purposes only.

policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29.   PRINCIPAL UNDERWRITERS

    (a) Investment companies (other than the Registrant) for which NYLIFE Distributors Inc. is currently acting as underwriter:

        NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I NYLIAC MFA Separate Account-I
        NYLIAC MFA Separate Account-II
        NYLIAC Variable Annuity Separate Account-I
        NYLIAC Variable Annuity Separate Account-II
        NYLIAC Variable Universal Life Separate Account-I
        NYLIAC VLI Separate Account

    (b) Directors and Officers.

    The business address of each director and officer of NYLIFE Distributors Inc. is 300 Interpace Parkway, Parsippany, New Jersey 07054.

    Names of Directors and Officers         Positions and Offices with Underwriter
    -------------------------------         --------------------------------------
    Frank Mistero                           Director and President
    Frank M. Boccio                         Director
    Jefferson C. Boyce                      Director
    Michael G. Gallo                        Director
    Phillip J. Hildebrand                   Director
    Alice T. Kane                           Director
    Robert D. Rock                          Director
    Stephen C. Roussin                      Director
    Walter W. Ubl                           Director and Senior Vice President
    Robert E. Brady                         Director and Vice President
    Sheila K. Davidson                      Chief Compliance Officer
    Thomas J. Warga                         Senior Vice President and General Auditor
    Jay S. Calhoun                          Vice President and Treasurer
    David J. Krystel                        Vice President
    Linda M. Livornese                      Vice President
    John H. O'Byrne                         Vice President
    Anthony W. Polis                        Vice President and Chief Financial Officer
    Richard W. Zuccaro                      Tax Vice President
    Louis H. Adasse                         Corporate Vice President
    Thomas J. Murray                        Corporate Vice President
    Phyllis Zwarick                         Corporate Vice President
    Arphiela Arizmendi                      Assistant Vice President

    Names of Directors and Officers         Positions and Offices with Underwriter
    -------------------------------         --------------------------------------
    Antoinette B. Cirillo                   Assistant Vice President
    George R. Daoust                        Assistant Vice President
    Geraldine Lorito                        Assistant Vice President
    Nancy Brenner                           Secretary
    Mark A. Gomez                           Assistant Secretary


    (c) Commissions and Other Compensation


      Name of           New Underwriting    Compensation on
     Principal           Discounts and      Redemption or         Brokerage
    Underwriter           Commissions       Annuitization        Commission        Compensation
    -----------           -----------       -------------        ----------        ------------
NYLIFE Distributors
Inc.                          -0-                -0-                 -0-                -0-


ITEM 30.    LOCATION OF ACCOUNTS AND RECORDS

    All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by NYLIAC at its home office, 51 Madison Avenue, Room 0150, New York, New York 10010; New York Life - Records Division, 110 Cokesbury Road, Lebanon, New Jersey 08833 and with Iron Mountain Records Management, Inc. at both 8 Neptune Drive, Poughkeepsie, New York 12601 and Route 9W South, Port Ewen, New York 12466-0477.


ITEM 31.   MANAGEMENT SERVICES - Not applicable.


ITEM 32.   UNDERTAKINGS - Registrant hereby undertakes:

    (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

    (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

    (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.


      REPRESENTATION AS TO THE REASONABLENESS OF AGGREGATE FEES AND CHARGES

    New York Life Insurance and Annuity Corporation ("NYLIAC"), the sponsoring insurance company of the NYLIAC Variable Annuity Separate Account-I, hereby represents that the fees and charges deducted under the NYLIAC Individual Flexible Premium Multi-Funded Variable Retirement Annuity Policies are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by NYLIAC.

SECTION 403(b) REPRESENTATIONS

    Registrant represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                   SIGNATURES

    As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York on this 23rd day of July, 1998.

                                   NYLIAC VARIABLE ANNUITY
                                   SEPARATE ACCOUNT-III
                                          (Registrant)

                                   By:    /s/ DAVID J. KRYSTEL

                                          -------------------------------
                                          David J. Krystel
                                          Vice President


                                   NEW YORK LIFE INSURANCE AND
                                   ANNUITY CORPORATION
                                          (Depositor)

                                   By:    /s/ DAVID J. KRYSTEL

                                          -------------------------------
                                          David J. Krystel
                                          Vice President


As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

    Howard I. Atkins*               Executive Vice President (Principal Financial Officer)

    Jay S. Calhoun*                 Vice President, Treasurer and Director

    Maryann L. Ingenito*            Vice President and Controller (Principal Accounting Officer)

    Richard M. Kernan, Jr.*         Director

    Robert D. Rock*                 Senior Vice President and Director

    Frederick J. Sievert*           President and Director (Principal Executive Officer)

    Stephen N. Steinig*             Senior Vice President, Chief Actuary and Director

    Seymour Sternberg*              Director


*By:      /s/ DAVID J. KRYSTEL

    ---------------------------------
    David J. Krystel
    Attorney-in-Fact
    July 23, 1998

                                  EXHIBIT INDEX

Exhibit
Number            Description
------            -----------

(4)               Specimen Policy for the MainStay Plus Variable Annuity

(4)(a)            Endorsements to Specimen Policy for the MainStay Plus Variable Annuity

(10)(a)           Consent of Price Waterhouse LLP